UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4118

Fidelity Securities Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2007

Item 1. Reports to Stockholders

Fidelity®

Blue Chip Growth

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,114.90	$ 3.25
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.13	$ 3.11

* Expenses are equal to the Fund's annualized expense ratio of .61%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Microsoft Corp.	4.1	2.9
Johnson & Johnson	3.6	4.5
American International Group, Inc.	3.2	3.1
Cisco Systems, Inc.	2.7	1.1
Intel Corp.	2.6	0.8
Wal-Mart Stores, Inc.	2.6	2.3
Google, Inc. Class A (sub. vtg.)	2.4	1.7
General Electric Co.	2.2	4.3
PepsiCo, Inc.	2.0	1.6
International Business Machines Corp.	2.0	0.0
	27.4
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	30.1	22.9
Health Care	17.7	25.0
Consumer Discretionary	13.8	7.6
Consumer Staples	12.5	12.8
Financials	9.5	10.1
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 99.2%		Stocks 98.7%
	Short-Term Investments and Net Other Assets 0.8%		Short-Term Investments and Net Other Assets 1.3%
* Foreign investments	6.2%	** Foreign investments	9.3%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 13.8%
Diversified Consumer Services - 0.3%
Weight Watchers International, Inc.	1,338,200	$ 72,303
Hotels, Restaurants & Leisure - 1.8%
McDonald's Corp.	3,405,300	151,025
Starbucks Corp. (a)	6,228,600	217,627
		368,652
Household Durables - 0.7%
Ethan Allen Interiors, Inc.	566,000	21,321
Furniture Brands International, Inc. (d)	1,136,500	18,945
La-Z-Boy, Inc. (d)(e)	4,574,100	58,914
Sony Corp. sponsored ADR	793,700	36,772
Whirlpool Corp.	117,500	10,743
		146,695
Leisure Equipment & Products - 0.3%
Mattel, Inc.	2,736,500	66,661
Media - 5.0%
Comcast Corp. Class A (special)	2,442,100	106,134
Interpublic Group of Companies, Inc. (d)	11,753,900	154,681
Lamar Advertising Co. Class A (a)	985,800	65,339
McGraw-Hill Companies, Inc.	3,952,900	265,161
News Corp. Class B (d)	7,143,400	174,656
Omnicom Group, Inc.	1,047,100	110,155
Time Warner, Inc.	7,448,900	162,907
		1,039,033
Multiline Retail - 1.6%
Kohl's Corp. (a)	2,444,000	173,304
Target Corp.	2,471,900	151,676
		324,980
Specialty Retail - 2.6%
Bed Bath & Beyond, Inc. (a)	2,334,900	98,509
Home Depot, Inc.	6,869,900	279,880
J. Crew Group, Inc.	320,500	11,644
O'Reilly Automotive, Inc. (a)	1,022,500	35,695
RadioShack Corp.	703,300	15,543
Williams-Sonoma, Inc.	2,804,500	98,158
		539,429
Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. (d)	1,092,210	54,982
NIKE, Inc. Class B	2,167,700	214,190
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Quiksilver, Inc. (a)	2,576,500	$ 36,612
Under Armour, Inc. Class A (sub. vtg.) (a)	195,400	9,926
		315,710
TOTAL CONSUMER DISCRETIONARY		2,873,463
CONSUMER STAPLES - 12.5%
Beverages - 3.4%
PepsiCo, Inc.	6,308,962	411,597
The Coca-Cola Co.	6,004,500	287,495
		699,092
Food & Staples Retailing - 4.0%
Safeway, Inc.	1,814,900	65,391
Wal-Mart Stores, Inc.	11,299,655	538,881
Walgreen Co.	5,197,300	235,438
		839,710
Food Products - 1.4%
Groupe Danone	272,900	42,042
Nestle SA sponsored ADR	2,004,100	185,179
Tyson Foods, Inc. Class A	4,022,600	71,401
		298,622
Household Products - 2.3%
Colgate-Palmolive Co.	4,499,700	307,330
Procter & Gamble Co.	2,511,230	162,903
		470,233
Personal Products - 1.4%
Avon Products, Inc.	8,681,600	298,560
TOTAL CONSUMER STAPLES		2,606,217
ENERGY - 3.2%
Energy Equipment & Services - 1.9%
Baker Hughes, Inc.	1,011,400	69,817
Schlumberger Ltd. (NY Shares)	5,295,000	336,180
		405,997
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 1.3%
Exxon Mobil Corp.	3,583,000	$ 265,500
TOTAL ENERGY		671,497
FINANCIALS - 9.5%
Capital Markets - 3.2%
Charles Schwab Corp.	9,129,400	172,728
Morgan Stanley	1,614,400	133,656
State Street Corp.	3,224,500	229,101
UBS AG (NY Shares)	2,020,200	127,293
		662,778
Commercial Banks - 0.3%
ICICI Bank Ltd. sponsored ADR	519,700	22,945
Societe Generale Series A	121,800	21,510
Unicredito Italiano Spa	2,337,100	21,627
		66,082
Consumer Finance - 1.3%
American Express Co.	4,724,129	275,039
Diversified Financial Services - 0.4%
Chicago Mercantile Exchange Holdings, Inc. Class A	143,400	80,777
Insurance - 4.3%
ACE Ltd.	1,128,600	65,211
American International Group, Inc.	9,720,855	665,393
Prudential Financial, Inc.	1,767,000	157,493
		888,097
Thrifts & Mortgage Finance - 0.0%
Fannie Mae	108,487	6,133
TOTAL FINANCIALS		1,978,906
HEALTH CARE - 17.7%
Biotechnology - 4.7%
Amgen, Inc. (a)	4,876,900	343,187
Amylin Pharmaceuticals, Inc. (a)	1,718,700	66,651
Genentech, Inc. (a)	3,741,000	326,851
Gilead Sciences, Inc. (a)	2,832,000	182,154
MedImmune, Inc. (a)	1,494,330	51,793
Theravance, Inc. (a)	394,700	13,546
		984,182
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.8%
Baxter International, Inc.	3,122,900	$ 155,083
Becton, Dickinson & Co.	2,837,447	218,313
C.R. Bard, Inc.	2,619,500	216,161
		589,557
Health Care Providers & Services - 0.7%
AMN Healthcare Services, Inc. (a)(e)	2,932,400	75,891
Cross Country Healthcare, Inc. (a)(e)	3,157,750	71,239
		147,130
Life Sciences Tools & Services - 1.3%
Millipore Corp. (a)	1,736,500	118,916
Thermo Fisher Scientific, Inc. (a)	1,930,700	92,384
Ventana Medical Systems, Inc. (a)	1,283,300	54,027
		265,327
Pharmaceuticals - 8.2%
Barr Pharmaceuticals, Inc. (a)	1,860,900	99,595
Johnson & Johnson	11,194,204	747,773
Merck & Co., Inc.	7,677,500	343,568
Nastech Pharmaceutical Co., Inc. (a)(d)(e)	2,067,400	27,145
Schering-Plough Corp.	6,907,200	172,680
Wyeth	6,172,400	304,978
		1,695,739
TOTAL HEALTH CARE		3,681,935
INDUSTRIALS - 9.0%
Aerospace & Defense - 5.1%
General Dynamics Corp.	2,688,100	210,075
Honeywell International, Inc.	3,385,000	154,661
Lockheed Martin Corp.	1,697,800	165,009
Raytheon Co.	2,568,700	133,316
Rockwell Collins, Inc.	1,596,000	108,863
United Technologies Corp.	4,181,300	284,412
		1,056,336
Commercial Services & Supplies - 0.3%
Cintas Corp.	1,873,400	77,090
Electrical Equipment - 0.1%
Vestas Wind Systems AS (a)	355,900	15,709
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 3.5%
3M Co.	2,168,400	$ 161,112
General Electric Co.	12,730,500	458,935
Tyco International Ltd.	3,422,000	109,093
		729,140
TOTAL INDUSTRIALS		1,878,275
INFORMATION TECHNOLOGY - 30.1%
Communications Equipment - 5.4%
Cisco Systems, Inc. (a)	21,078,800	560,485
Harris Corp.	2,702,500	137,341
Juniper Networks, Inc. (a)	6,176,200	111,913
QUALCOMM, Inc.	7,034,700	264,927
Research In Motion Ltd. (a)	158,500	20,253
Sonus Networks, Inc. (a)	3,158,378	22,867
		1,117,786
Computers & Peripherals - 7.9%
Apple, Inc. (a)	4,594,400	393,878
Dell, Inc. (a)	7,938,100	192,499
EMC Corp. (a)	17,202,800	240,667
Hewlett-Packard Co.	4,981,900	215,617
International Business Machines Corp.	4,117,200	408,220
Network Appliance, Inc. (a)	1,889,400	71,041
Sun Microsystems, Inc. (a)	18,518,900	122,965
		1,644,887
Electronic Equipment & Instruments - 0.1%
Amphenol Corp. Class A	72,390	4,902
Hon Hai Precision Industry Co. Ltd. (Foxconn)	3,392,400	23,181
		28,083
Internet Software & Services - 2.4%
Google, Inc. Class A (sub. vtg.) (a)	1,010,500	506,564
IT Services - 2.1%
Cognizant Technology Solutions Corp. Class A (a)	1,042,670	88,929
Gartner, Inc. Class A (a)	2,303,900	50,363
Infosys Technologies Ltd. sponsored ADR	1,116,400	64,751
Mastercard, Inc. Class A	204,300	22,790
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Satyam Computer Services Ltd. sponsored ADR	2,644,000	$ 61,552
The Western Union Co.	6,104,900	136,383
		424,768
Semiconductors & Semiconductor Equipment - 4.8%
Altera Corp. (a)	2,808,400	56,308
Cypress Semiconductor Corp. (a)	850,000	15,683
Integrated Device Technology, Inc. (a)	1,827,429	27,649
Intel Corp.	25,829,240	541,381
KLA-Tencor Corp.	2,497,600	122,957
Marvell Technology Group Ltd. (a)	2,953,600	54,021
Microchip Technology, Inc.	2,103,600	73,121
Renewable Energy Corp. AS (d)	1,816,300	43,368
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,465,700	59,631
		994,119
Software - 7.4%
Hyperion Solutions Corp. (a)	626,600	26,455
Intuit, Inc. (a)	5,694,000	179,076
Microsoft Corp.	27,238,400	840,580
Oracle Corp. (a)	19,269,500	330,665
SAP AG sponsored ADR	1,887,300	87,457
Take-Two Interactive Software, Inc. (a)(e)	4,104,000	71,328
		1,535,561
TOTAL INFORMATION TECHNOLOGY		6,251,768
MATERIALS - 1.6%
Chemicals - 1.6%
Monsanto Co.	3,845,200	211,832
Praxair, Inc.	1,758,700	110,904
		322,736
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
AT&T, Inc.	6,550,900	246,510
Verizon Communications, Inc.	2,999,300	115,533
		362,043
TOTAL COMMON STOCKS (Cost $17,562,351)		20,626,840
Convertible Preferred Stocks - 0.0%
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
Chorum Technologies, Inc. Series E (a)(f)	132,000	$ 0
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $1,980)		0
Money Market Funds - 1.1%

Fidelity Cash Central Fund, 5.35% (b)	162,475,376	162,475
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	64,493,515	64,494
TOTAL MONEY MARKET FUNDS (Cost $226,969)		226,969
TOTAL INVESTMENT PORTFOLIO - 100.3% (Cost $17,791,300)		20,853,809
NET OTHER ASSETS - (0.3)%		(71,371)
NET ASSETS - 100%		$ 20,782,438
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $0 or 0.0% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Chorum Technologies, Inc. Series E	9/19/00	$ 1,980
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 6,929
Fidelity Securities Lending Cash Central Fund	677
Total	$ 7,606
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AMN Healthcare Services, Inc.	$ -	$ 82,748	$ 1,094	$ -	$ 75,891
AudioCodes Ltd.	33,305	-	32,111	-	-
Cross Country Healthcare, Inc.	-	70,547	938	-	71,239
La-Z-Boy, Inc.	-	58,320	-	549	58,914
Nastech Pharmaceutical Co., Inc.	28,514	-	424	-	27,145
Take-Two Interactive Software, Inc.	-	70,765	999	-	71,328
Total	$ 61,819	$ 282,380	$ 35,566	$ 549	$ 304,517

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $62,674) - See accompanying schedule: Unaffiliated issuers (cost $17,254,706)	$ 20,322,323
Fidelity Central Funds (cost $226,969)	226,969
Other affiliated issuers (cost $309,625)	304,517
Total Investments (cost $17,791,300)		$ 20,853,809
Receivable for investments sold		150,309
Receivable for fund shares sold		43,958
Dividends receivable		9,726
Interest receivable		578
Prepaid expenses		90
Other receivables		745
Total assets		21,059,215

Liabilities
Payable for investments purchased	$ 155,563
Payable for fund shares redeemed	45,903
Accrued management fee	6,080
Other affiliated payables	4,635
Other payables and accrued expenses	102
Collateral on securities loaned, at value	64,494
Total liabilities		276,777

Net Assets		$ 20,782,438
Net Assets consist of:
Paid in capital		$ 17,062,399
Undistributed net investment income		1,055
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		656,483
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,062,501
Net Assets, for 461,358 shares outstanding		$ 20,782,438
Net Asset Value, offering price and redemption price per share ($20,782,438 ÷ 461,358 shares)		$ 45.05

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends (including $549 earned from other affiliated issuers)		$ 116,452
Interest		176
Income from Fidelity Central Funds		7,606
Total income		124,234

Expenses
Management fee Basic fee	$ 57,211
Performance adjustment	(21,952)
Transfer agent fees	24,373
Accounting and security lending fees	840
Custodian fees and expenses	181
Independent trustees' compensation	35
Registration fees	85
Audit	66
Legal	231
Interest	11
Miscellaneous	418
Total expenses before reductions	61,499
Expense reductions	(1,329)	60,170
Net investment income (loss)		64,064
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	664,095
Other affiliated issuers	(3,731)
Foreign currency transactions	193
Total net realized gain (loss)		660,557
Change in net unrealized appreciation (depreciation) on: Investment securities	1,458,689
Assets and liabilities in foreign currencies	(9)
Total change in net unrealized appreciation (depreciation)		1,458,680
Net gain (loss)		2,119,237
Net increase (decrease) in net assets resulting from operations		$ 2,183,301

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 64,064	$ 116,285
Net realized gain (loss)	660,557	1,817,893
Change in net unrealized appreciation (depreciation)	1,458,680	(2,279,588)
Net increase (decrease) in net assets resulting from operations	2,183,301	(345,410)
Distributions to shareholders from net investment income	(110,618)	(120,771)
Distributions to shareholders from net realized gain	(430,992)	-
Total distributions	(541,610)	(120,771)
Share transactions Proceeds from sales of shares	1,707,915	3,136,779
Reinvestment of distributions	535,074	118,853
Cost of shares redeemed	(2,673,100)	(6,099,360)
Net increase (decrease) in net assets resulting from share transactions	(430,111)	(2,843,728)
Total increase (decrease) in net assets	1,211,580	(3,309,909)

Net Assets
Beginning of period	19,570,858	22,880,767
End of period (including undistributed net investment income of $1,055 and undistributed net investment income of $58,948, respectively)	$ 20,782,438	$ 19,570,858
Other Information Shares
Sold	38,895	73,088
Issued in reinvestment of distributions	12,779	2,760
Redeemed	(61,416)	(141,905)
Net increase (decrease)	(9,742)	(66,057)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 41.54	$ 42.60	$ 38.72	$ 36.13	$ 33.24	$ 45.08
Income from Investment Operations
Net investment income (loss) D	.14	.23	.42 G	.19	.21	.10
Net realized and unrealized gain (loss)	4.54	(1.06)	3.85	2.62	2.81	(11.88)
Total from investment operations	4.68	(.83)	4.27	2.81	3.02	(11.78)
Distributions from net investment income	(.24)	(.23)	(.39)	(.22)	(.13)	(.06)
Distributions from net realized gain	(.93)	-	-	-	-	-
Total distributions	(1.17)	(.23)	(.39)	(.22)	(.13)	(.06)
Net asset value, end of period	$ 45.05	$ 41.54	$ 42.60	$ 38.72	$ 36.13	$ 33.24
Total Return B, C	11.49%	(1.97)%	11.08%	7.79%	9.13%	(26.16)%
Ratios to Average Net Assets E, H
Expenses before reductions	.61% A	.63%	.66%	.68%	.71%	.76%
Expenses net of fee waivers, if any	.61% A	.63%	.66%	.68%	.71%	.76%
Expenses net of all reductions	.59% A	.61%	.64%	.67%	.69%	.74%
Net investment income (loss)	.63% A	.54%	1.05% G	.48%	.64%	.25%
Supplemental Data
Net assets, end of period (in millions)	$ 20,782	$ 19,571	$ 22,881	$ 22,102	$ 19,936	$ 17,021
Portfolio turnover rate F	96% A	48%	29%	23%	24%	33%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.20 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .56%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Blue Chip Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received.

Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,323,362
Unrealized depreciation	(281,444)
Net unrealized appreciation (depreciation)	$ 3,041,918
Cost for federal income tax purposes	$ 17,811,891

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $9,551,847 and $10,358,861, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $81 for the period.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 75,397	5.44%	$ 11

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $25 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $677.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $186 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent expenses by $819.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

BCF-USAN-0307
1.789282.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Blue Chip Value

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past 6 months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,133.50	$ 4.68
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.82	$ 4.43

* Expenses are equal to the Fund's annualized expense ratio of .87%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
AT&T, Inc.	4.3	2.8
Bank of America Corp.	3.7	2.3
American International Group, Inc.	3.3	3.5
General Electric Co.	3.3	3.8
JPMorgan Chase & Co.	2.7	2.8
Wachovia Corp.	2.5	0.8
Pfizer, Inc.	2.0	2.5
Exxon Mobil Corp.	1.8	2.7
ConocoPhillips	1.8	0.3
Honeywell International, Inc.	1.6	4.0
	27.0
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	32.0	24.5
Energy	15.4	12.2
Industrials	10.5	14.6
Consumer Discretionary	7.7	9.4
Health Care	7.4	12.0
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 99.5%		Stocks 98.3%
	Short-Term Investments and Net Other Assets 0.5%		Short-Term Investments and Net Other Assets 1.7%
* Foreign investments	14.7%	** Foreign investments	9.2%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 7.7%
Automobiles - 0.2%
Renault SA	7,400	$ 915,773
Diversified Consumer Services - 0.8%
Apollo Group, Inc. Class A (non-vtg.) (a)	86,300	3,745,420
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.	44,800	1,986,880
Household Durables - 1.5%
Bassett Furniture Industries, Inc.	4,500	71,280
D.R. Horton, Inc.	42,200	1,226,332
KB Home	32,100	1,740,462
M.D.C. Holdings, Inc. (d)	42,800	2,493,956
Sony Corp. sponsored ADR	28,300	1,311,139
		6,843,169
Leisure Equipment & Products - 0.6%
Brunswick Corp.	27,900	951,669
Eastman Kodak Co.	61,300	1,585,218
		2,536,887
Media - 1.4%
Comcast Corp. Class A (a)	44,800	1,985,536
Live Nation, Inc. (a)	12,100	298,628
Time Warner, Inc.	199,800	4,369,626
		6,653,790
Multiline Retail - 1.3%
Federated Department Stores, Inc.	69,400	2,879,406
Saks, Inc.	42,700	801,052
Sears Holdings Corp. (a)	10,200	1,801,830
Tuesday Morning Corp.	28,400	473,144
		5,955,432
Specialty Retail - 1.5%
Best Buy Co., Inc.	21,100	1,063,440
Home Depot, Inc.	42,900	1,747,746
OfficeMax, Inc.	18,200	878,878
Staples, Inc.	38,300	985,076
TJX Companies, Inc.	24,200	715,594
Williams-Sonoma, Inc.	45,300	1,585,500
		6,976,234
TOTAL CONSUMER DISCRETIONARY		35,613,585
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - 7.3%
Beverages - 1.0%
Diageo PLC sponsored ADR	25,000	$ 1,968,250
PepsiAmericas, Inc.	36,700	809,235
The Coca-Cola Co.	34,800	1,666,224
		4,443,709
Food & Staples Retailing - 1.6%
Kroger Co.	98,900	2,531,840
Rite Aid Corp.	225,500	1,389,080
Wal-Mart Stores, Inc.	69,900	3,333,531
		7,254,451
Food Products - 1.6%
Cermaq ASA	70,100	1,134,586
Chiquita Brands International, Inc.	45,100	715,737
Nestle SA (Reg.)	8,807	3,230,709
PAN Fish ASA (a)	1,135,000	1,214,983
Tyson Foods, Inc. Class A	61,600	1,093,400
		7,389,415
Household Products - 0.7%
Colgate-Palmolive Co.	46,100	3,148,630
Personal Products - 0.8%
Avon Products, Inc.	110,900	3,813,851
Tobacco - 1.6%
Altria Group, Inc.	52,300	4,570,497
British American Tobacco PLC sponsored ADR	45,000	2,751,750
		7,322,247
TOTAL CONSUMER STAPLES		33,372,303
ENERGY - 15.4%
Energy Equipment & Services - 5.9%
Baker Hughes, Inc.	57,300	3,955,419
GlobalSantaFe Corp.	79,600	4,617,596
Nabors Industries Ltd. (a)	57,400	1,738,072
National Oilwell Varco, Inc. (a)	97,557	5,915,856
Noble Corp.	27,700	2,076,115
Pride International, Inc. (a)	36,700	1,057,327
Smith International, Inc.	118,200	4,690,176
Transocean, Inc. (a)	37,700	2,916,849
		26,967,410
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - 9.5%
Apache Corp.	14,900	$ 1,087,253
Chesapeake Energy Corp.	47,400	1,403,514
ConocoPhillips	122,700	8,148,507
CONSOL Energy, Inc.	57,300	1,972,839
EOG Resources, Inc.	58,500	4,044,105
Exxon Mobil Corp.	112,500	8,336,250
Noble Energy, Inc.	37,100	1,981,511
OAO Gazprom sponsored ADR	18,900	817,425
Occidental Petroleum Corp.	65,000	3,013,400
Quicksilver Resources, Inc. (a)	53,650	2,127,759
SK Corp.	11,500	882,375
Spectra Energy Corp.	44,650	1,166,258
Ultra Petroleum Corp. (a)	83,600	4,363,920
Uramin, Inc. (a)	232,900	837,390
Valero Energy Corp.	64,400	3,495,632
		43,678,138
TOTAL ENERGY		70,645,548
FINANCIALS - 32.0%
Capital Markets - 4.2%
Charles Schwab Corp.	46,732	884,169
E*TRADE Financial Corp.	43,400	1,058,092
Investors Financial Services Corp.	59,400	2,778,138
KKR Private Equity Investors, LP	94,479	2,220,257
KKR Private Equity Investors, LP Restricted Depositary Units (e)	7,700	180,950
Merrill Lynch & Co., Inc.	46,600	4,359,896
Morgan Stanley	48,500	4,015,315
Nomura Holdings, Inc.	51,500	1,050,085
State Street Corp.	20,000	1,421,000
UBS AG (NY Shares)	19,000	1,197,190
		19,165,092
Commercial Banks - 6.4%
Banco Bilbao Vizcaya Argentaria SA	63,600	1,595,088
Bank Hapoalim BM (Reg.)	156,500	725,938
Colonial Bancgroup, Inc.	44,000	1,079,760
Commerce Bancorp, Inc., New Jersey	43,600	1,472,808
East West Bancorp, Inc.	24,100	925,440
HSBC Holdings PLC sponsored ADR (d)	29,600	2,718,168
Kookmin Bank sponsored ADR	12,700	1,010,031
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Commercial Banks - continued
Mizuho Financial Group, Inc.	133	$ 958,777
U.S. Bancorp, Delaware	164,900	5,870,440
Unicredito Italiano Spa	182,500	1,688,816
Wachovia Corp.	200,742	11,341,923
		29,387,189
Diversified Financial Services - 6.4%
Bank of America Corp.	323,816	17,026,245
JPMorgan Chase & Co.	241,452	12,297,150
		29,323,395
Insurance - 9.6%
ACE Ltd.	80,880	4,673,246
AFLAC, Inc.	37,800	1,799,658
American International Group, Inc.	225,000	15,401,250
Axis Capital Holdings Ltd.	43,600	1,436,620
Everest Re Group Ltd.	26,100	2,442,960
Hartford Financial Services Group, Inc.	46,300	4,394,333
IPC Holdings Ltd.	88,262	2,599,316
Max Re Capital Ltd.	83,091	1,994,184
Montpelier Re Holdings Ltd.	86,400	1,505,952
Platinum Underwriters Holdings Ltd.	88,770	2,649,785
The Chubb Corp.	32,500	1,691,300
The St. Paul Travelers Companies, Inc.	72,700	3,696,795
		44,285,399
Real Estate Investment Trusts - 1.8%
Annaly Capital Management, Inc.	64,900	894,322
Equity Residential (SBI)	63,400	3,568,152
General Growth Properties, Inc.	65,000	3,998,800
		8,461,274
Real Estate Management & Development - 0.5%
Mitsubishi Estate Co. Ltd.	72,000	2,058,251
Thrifts & Mortgage Finance - 3.1%
Countrywide Financial Corp.	59,200	2,574,016
Fannie Mae	115,640	6,537,129
Hudson City Bancorp, Inc.	54,500	750,465
IndyMac Bancorp, Inc.	35,200	1,368,928
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	29,800	$ 1,794,556
Washington Mutual, Inc.	28,000	1,248,520
		14,273,614
TOTAL FINANCIALS		146,954,214
HEALTH CARE - 7.4%
Biotechnology - 0.7%
Amgen, Inc. (a)	17,800	1,252,586
Biogen Idec, Inc. (a)	12,500	604,250
Cephalon, Inc. (a)	15,800	1,144,078
		3,000,914
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	41,440	2,057,910
Becton, Dickinson & Co.	17,700	1,361,838
Inverness Medical Innovations, Inc. (a)	17,800	733,716
		4,153,464
Health Care Providers & Services - 0.7%
Brookdale Senior Living, Inc.	37,200	1,785,600
UnitedHealth Group, Inc.	26,900	1,405,794
		3,191,394
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc. (a)	30,700	1,468,995
Pharmaceuticals - 4.8%
Bristol-Myers Squibb Co.	56,700	1,632,393
Johnson & Johnson	31,500	2,104,200
Merck & Co., Inc.	161,900	7,245,025
Pfizer, Inc.	356,300	9,349,312
Wyeth	35,600	1,758,996
		22,089,926
TOTAL HEALTH CARE		33,904,693
INDUSTRIALS - 10.5%
Aerospace & Defense - 2.9%
General Dynamics Corp.	50,700	3,962,205
Hexcel Corp. (a)	46,900	902,356
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Aerospace & Defense - continued
Honeywell International, Inc.	166,760	$ 7,619,264
Raytheon Co.	14,700	762,930
		13,246,755
Air Freight & Logistics - 0.5%
United Parcel Service, Inc. Class B	30,200	2,182,856
Airlines - 0.2%
AirTran Holdings, Inc. (a)	97,000	1,073,790
Building Products - 0.3%
Masco Corp.	45,500	1,455,545
Commercial Services & Supplies - 0.7%
Allied Waste Industries, Inc.	85,100	1,088,429
Cintas Corp.	29,000	1,193,350
The Brink's Co.	15,600	969,540
		3,251,319
Construction & Engineering - 0.4%
Chicago Bridge & Iron Co. NV (NY Shares)	16,400	487,408
Fluor Corp.	19,200	1,585,920
		2,073,328
Electrical Equipment - 0.3%
SolarWorld AG	17,300	1,343,407
Industrial Conglomerates - 4.1%
General Electric Co.	418,250	15,077,913
Textron, Inc.	7,300	680,141
Tyco International Ltd.	92,140	2,937,423
		18,695,477
Machinery - 0.9%
Deere & Co.	8,500	852,380
Dover Corp.	35,500	1,760,800
Oshkosh Truck Co.	26,500	1,399,200
		4,012,380
Road & Rail - 0.2%
CSX Corp.	26,100	960,219
TOTAL INDUSTRIALS		48,295,076
INFORMATION TECHNOLOGY - 6.7%
Communications Equipment - 1.3%
Comverse Technology, Inc. (a)	56,600	1,095,210
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Harris Corp.	40,300	$ 2,048,046
Motorola, Inc.	135,900	2,697,615
		5,840,871
Computers & Peripherals - 2.1%
Dell, Inc. (a)	30,100	729,925
Hewlett-Packard Co.	102,100	4,418,888
International Business Machines Corp.	38,300	3,797,445
Seagate Technology	28,200	763,938
		9,710,196
Electronic Equipment & Instruments - 0.8%
Agilent Technologies, Inc. (a)	33,700	1,078,400
Amphenol Corp. Class A	4,700	318,284
Flextronics International Ltd. (a)	114,100	1,326,983
Motech Industries, Inc.	68,000	974,762
		3,698,429
IT Services - 0.5%
First Data Corp.	36,000	894,960
Infosys Technologies Ltd. sponsored ADR	11,100	643,800
The Western Union Co.	32,500	726,050
		2,264,810
Office Electronics - 0.2%
Zebra Technologies Corp. Class A (a)	19,500	676,065
Semiconductors & Semiconductor Equipment - 1.4%
Analog Devices, Inc.	25,400	831,850
Applied Materials, Inc.	54,700	969,831
Intel Corp.	69,500	1,456,720
Marvell Technology Group Ltd. (a)	55,500	1,015,095
National Semiconductor Corp.	50,000	1,156,500
ON Semiconductor Corp. (a)	23,100	193,116
Spansion, Inc. Class A (a)	61,500	789,045
Volterra Semiconductor Corp. (a)	13,400	176,612
		6,588,769
Software - 0.4%
Electronic Arts, Inc. (a)	13,500	675,000
Symantec Corp. (a)	66,400	1,175,944
		1,850,944
TOTAL INFORMATION TECHNOLOGY		30,630,084
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 2.8%
Chemicals - 0.2%
Chemtura Corp.	93,500	$ 1,077,120
Containers & Packaging - 0.3%
Smurfit-Stone Container Corp. (a)	102,169	1,103,425
Metals & Mining - 2.1%
Alcoa, Inc.	31,600	1,020,680
Arcelor Mittal	21,400	1,017,998
Carpenter Technology Corp.	12,600	1,475,460
Freeport-McMoRan Copper & Gold, Inc. Class B (d)	37,500	2,156,625
Newmont Mining Corp.	56,700	2,557,170
Reliance Steel & Aluminum Co.	32,100	1,336,644
		9,564,577
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	12,300	922,500
TOTAL MATERIALS		12,667,622
TELECOMMUNICATION SERVICES - 5.7%
Diversified Telecommunication Services - 5.4%
AT&T, Inc.	532,110	20,023,301
Verizon Communications, Inc.	129,100	4,972,932
		24,996,233
Wireless Telecommunication Services - 0.3%
American Tower Corp. Class A (a)	36,500	1,453,795
TOTAL TELECOMMUNICATION SERVICES		26,450,028
UTILITIES - 4.0%
Electric Utilities - 1.6%
DPL, Inc.	11,800	338,424
Duke Energy Corp.	91,200	1,795,728
E.ON AG sponsored ADR	33,300	1,511,487
Entergy Corp.	33,200	3,082,620
FPL Group, Inc.	11,200	634,480
		7,362,739
Independent Power Producers & Energy Traders - 1.4%
AES Corp. (a)	96,400	2,004,156
Constellation Energy Group, Inc.	46,000	3,337,300
NRG Energy, Inc.	17,800	1,066,754
		6,408,210
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - continued
Multi-Utilities - 1.0%
CMS Energy Corp. (a)	62,300	$ 1,039,787
Public Service Enterprise Group, Inc.	54,200	3,633,026
		4,672,813
TOTAL UTILITIES		18,443,762
TOTAL COMMON STOCKS (Cost $408,549,217)		456,976,915
Money Market Funds - 2.7%

Fidelity Cash Central Fund, 5.35% (b)	7,071,195	7,071,195
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	5,464,750	5,464,750
TOTAL MONEY MARKET FUNDS (Cost $12,535,945)		12,535,945
TOTAL INVESTMENT PORTFOLIO - 102.2% (Cost $421,085,162)		469,512,860
NET OTHER ASSETS - (2.2)%		(10,097,411)
NET ASSETS - 100%		$ 459,415,449
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $180,950 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 219,804
Fidelity Securities Lending Cash Central Fund	9,030
Total	$ 228,834
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	85.3%
Bermuda	2.9%
Cayman Islands	2.7%
United Kingdom	2.1%
Japan	1.2%
Switzerland	1.0%
Others (individually less than 1%)	4.8%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $5,411,001) - See accompanying schedule: Unaffiliated issuers (cost $408,549,217)	$ 456,976,915
Fidelity Central Funds (cost $12,535,945)	12,535,945
Total Investments (cost $421,085,162)		$ 469,512,860
Cash		467,867
Foreign currency held at value (cost $3)		3
Receivable for investments sold		12,078,329
Receivable for fund shares sold		4,384,036
Dividends receivable		475,143
Interest receivable		33,368
Prepaid expenses		1,244
Other receivables		6,379
Total assets		486,959,229

Liabilities
Payable for investments purchased	$ 21,103,872
Payable for fund shares redeemed	670,039
Accrued management fee	176,272
Other affiliated payables	95,936
Other payables and accrued expenses	32,911
Collateral on securities loaned, at value	5,464,750
Total liabilities		27,543,780

Net Assets		$ 459,415,449
Net Assets consist of:
Paid in capital		$ 402,320,402
Undistributed net investment income		288,572
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		8,376,518
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		48,429,957
Net Assets, for 30,556,549 shares outstanding		$ 459,415,449
Net Asset Value, offering price and redemption price per share ($459,415,449 ÷ 30,556,549 shares)		$ 15.03

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 3,259,687
Income from Fidelity Central Funds		228,834
Total income		3,488,521

Expenses
Management fee Basic fee	$ 916,646
Performance adjustment	(110,522)
Transfer agent fees	428,096
Accounting and security lending fees	61,845
Custodian fees and expenses	20,602
Independent trustees' compensation	501
Registration fees	29,306
Audit	23,670
Legal	5,022
Interest	21,926
Miscellaneous	7,030
Total expenses before reductions	1,404,122
Expense reductions	(17,483)	1,386,639
Net investment income (loss)		2,101,882
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $91)	16,121,829
Foreign currency transactions	(1,438)
Total net realized gain (loss)		16,120,391
Change in net unrealized appreciation (depreciation) on: Investment securities	21,449,301
Assets and liabilities in foreign currencies	1,984
Total change in net unrealized appreciation (depreciation)		21,451,285
Net gain (loss)		37,571,676
Net increase (decrease) in net assets resulting from operations		$ 39,673,558

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,101,882	$ 1,770,397
Net realized gain (loss)	16,120,391	8,883,622
Change in net unrealized appreciation (depreciation)	21,451,285	4,671,035
Net increase (decrease) in net assets resulting from operations	39,673,558	15,325,054
Distributions to shareholders from net investment income	(2,803,432)	(1,177,122)
Distributions to shareholders from net realized gain	(12,620,940)	(3,435,206)
Total distributions	(15,424,372)	(4,612,328)
Share transactions Proceeds from sales of shares	255,513,816	153,895,657
Reinvestment of distributions	14,852,828	4,472,639
Cost of shares redeemed	(107,901,892)	(78,450,120)
Net increase (decrease) in net assets resulting from share transactions	162,464,752	79,918,176
Total increase (decrease) in net assets	186,713,938	90,630,902

Net Assets
Beginning of period	272,701,511	182,070,609
End of period (including undistributed net investment income of $288,572 and undistributed net investment income of $1,126,551, respectively)	$ 459,415,449	$ 272,701,511
Other Information Shares
Sold	17,545,715	11,169,831
Issued in reinvestment of distributions	1,040,054	332,759
Redeemed	(7,581,264)	(5,729,799)
Net increase (decrease)	11,004,505	5,772,791

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.95	$ 13.21	$ 11.24	$ 9.73	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.10	.11	.05	- I
Net realized and unrealized gain (loss)	1.72	.95	2.03	1.52	(.27)
Total from investment operations	1.81	1.05	2.14	1.57	(.27)
Distributions from net investment income	(.13)	(.08)	(.09)	(.02)	-
Distributions from net realized gain	(.60)	(.23)	(.08)	(.04)	-
Total distributions	(.73)	(.31)	(.17)	(.06)	-
Net asset value, end of period	$ 15.03	$ 13.95	$ 13.21	$ 11.24	$ 9.73
Total Return B, C	13.35%	8.05%	19.20%	16.16%	(2.70)%
Ratios to Average Net Assets E, H
Expenses before reductions	.87% A	.94%	.97%	1.17%	3.37% A
Expenses net of fee waivers, if any	.87% A	.94%	.97%	1.17%	1.50% A
Expenses net of all reductions	.86% A	.93%	.93%	1.13%	1.50% A
Net investment income (loss)	1.30% A	.76%	.85%	.50%	.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 459,415	$ 272,702	$ 182,071	$ 68,541	$ 18,582
Portfolio turnover rate F	116% A	74%	81%	111%	84% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 17, 2003 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Blue Chip Value Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 52,193,348
Unrealized depreciation	(4,434,800)
Net unrealized appreciation (depreciation)	$ 47,758,548
Cost for federal income tax purposes	$ 421,754,312

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $341,734,612 and $190,255,908, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .50% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .26% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $2,276 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $376 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and

Semiannual Report

6. Security Lending - continued

maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $9,030.

7. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which loans were outstanding amounted to $35,779,750. The weighted average interest rate was 5.52%. At period end, there were no bank borrowings outstanding.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $6,273 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2,722 and $4,628, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Other - continued

claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

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Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

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Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

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Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
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Buying shares

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P.O. Box 500
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Accounts

Buying shares

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P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.
Boston, MA

The Fidelity Telephone Connection

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Fidelity®

Dividend Growth

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Semiannual Report

January 31, 2007

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Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,133.60	$ 3.28
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,022.13	$ 3.11

* Expenses are equal to the Fund's annualized expense ratio of .61%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Cardinal Health, Inc.	7.6	7.9
American International Group, Inc.	6.1	5.9
AT&T, Inc.	5.1	5.8
Wyeth	4.9	5.4
Clear Channel Communications, Inc.	4.7	4.1
Wal-Mart Stores, Inc.	4.7	4.6
General Electric Co.	4.4	4.5
Johnson & Johnson	4.3	5.1
Home Depot, Inc.	3.9	5.2
Bank of America Corp.	3.7	4.4
	49.4
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.3	20.7
Health Care	19.8	22.4
Information Technology	15.5	11.8
Consumer Discretionary	11.4	12.7
Industrials	8.6	6.9
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 96.9%		Stocks 96.4%
	Convertible Securities 0.6%		Convertible Securities 0.5%
	Short-Term Investments and Net Other Assets 2.5%		Short-Term Investments and Net Other Assets 3.1%
* Foreign investments	3.7%	** Foreign investments	3.1%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 11.1%
Hotels, Restaurants & Leisure - 0.2%
McDonald's Corp.	634,100	$ 28,122
Media - 5.7%
Clear Channel Communications, Inc.	22,144,842	804,301
E.W. Scripps Co. Class A	195,279	9,535
News Corp. Class A	1,085,800	25,245
Omnicom Group, Inc.	254,000	26,721
Time Warner, Inc.	2,265,652	49,550
Viacom, Inc. Class B (non-vtg.) (a)	1,237,704	50,337
		965,689
Multiline Retail - 0.8%
Target Corp.	2,306,325	141,516
Specialty Retail - 4.4%
Gap, Inc.	2,000,300	38,346
Home Depot, Inc. (d)	16,245,400	661,838
TJX Companies, Inc.	1,982,300	58,617
		758,801
TOTAL CONSUMER DISCRETIONARY		1,894,128
CONSUMER STAPLES - 7.7%
Food & Staples Retailing - 6.7%
CVS Corp. (d)	10,198,400	343,176
Wal-Mart Stores, Inc.	16,571,844	790,311
		1,133,487
Personal Products - 0.4%
Alberto-Culver Co.	1,443,845	33,021
Avon Products, Inc.	824,200	28,344
		61,365
Tobacco - 0.6%
Altria Group, Inc.	1,221,000	106,703
TOTAL CONSUMER STAPLES		1,301,555
ENERGY - 6.7%
Energy Equipment & Services - 4.4%
Diamond Offshore Drilling, Inc. (d)	3,855,700	325,575
ENSCO International, Inc.	1,547,194	78,706
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
GlobalSantaFe Corp.	4,935,379	$ 286,301
Halliburton Co.	2,050,700	60,578
		751,160
Oil, Gas & Consumable Fuels - 2.3%
Chesapeake Energy Corp.	2,018,200	59,759
ConocoPhillips	1,559,425	103,561
EOG Resources, Inc.	288,200	19,923
Exxon Mobil Corp.	21,000	1,556
Quicksilver Resources, Inc. (a)	476,900	18,914
Southwestern Energy Co. (a)	485,888	18,687
Ultra Petroleum Corp. (a)	834,300	43,550
Valero Energy Corp.	1,886,700	102,410
XTO Energy, Inc.	367,900	18,568
		386,928
TOTAL ENERGY		1,138,088
FINANCIALS - 21.3%
Capital Markets - 1.6%
Goldman Sachs Group, Inc.	356,900	75,720
KKR Private Equity Investors, LP	605,700	14,234
KKR Private Equity Investors, LP Restricted Depositary Units (e)	2,296,400	53,965
Merrill Lynch & Co., Inc.	1,315,200	123,050
		266,969
Commercial Banks - 2.8%
PNC Financial Services Group, Inc.	2,165,007	159,713
U.S. Bancorp, Delaware	683,900	24,347
Wachovia Corp.	5,132,971	290,013
Wells Fargo & Co.	174,200	6,257
		480,330
Consumer Finance - 0.1%
Capital One Financial Corp. (d)	284,600	22,882
Diversified Financial Services - 4.0%
Bank of America Corp.	11,916,403	626,564
Citigroup, Inc.	1,006,539	55,490
		682,054
Insurance - 12.2%
ACE Ltd.	2,436,500	140,781
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Insurance - continued
AFLAC, Inc.	986,700	$ 46,977
American International Group, Inc.	15,167,600	1,038,222
Hartford Financial Services Group, Inc.	4,421,220	419,618
MBIA, Inc.	1,049,000	75,350
MetLife, Inc.	2,604,000	161,760
PartnerRe Ltd.	280,400	19,067
Swiss Reinsurance Co. (Reg.)	622,512	51,753
The Chubb Corp.	2,127,400	110,710
Transatlantic Holdings, Inc.	290,107	18,216
		2,082,454
Thrifts & Mortgage Finance - 0.6%
Fannie Mae	1,745,933	98,698
TOTAL FINANCIALS		3,633,387
HEALTH CARE - 19.8%
Biotechnology - 1.2%
Amgen, Inc. (a)	1,902,524	133,881
Biogen Idec, Inc. (a)	1,632,415	78,911
		212,792
Health Care Providers & Services - 7.6%
Cardinal Health, Inc.	18,126,470	1,294,594
UnitedHealth Group, Inc.	39,200	2,049
		1,296,643
Pharmaceuticals - 11.0%
Johnson & Johnson	10,869,032	726,051
Merck & Co., Inc.	4,600,305	205,864
Pfizer, Inc.	4,168,300	109,376
Wyeth	16,740,560	827,151
		1,868,442
TOTAL HEALTH CARE		3,377,877
INDUSTRIALS - 8.6%
Aerospace & Defense - 0.8%
General Dynamics Corp.	499,455	39,032
Honeywell International, Inc.	2,050,200	93,674
		132,706
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.1%
United Parcel Service, Inc. Class B	2,565,590	$ 185,441
Industrial Conglomerates - 6.1%
3M Co.	628,100	46,668
General Electric Co.	21,017,670	757,687
Tyco International Ltd.	7,324,690	233,511
		1,037,866
Machinery - 0.6%
Illinois Tool Works, Inc.	494,574	25,218
Ingersoll-Rand Co. Ltd. Class A	1,907,600	81,798
		107,016
Road & Rail - 0.0%
Burlington Northern Santa Fe Corp.	91,800	7,377
TOTAL INDUSTRIALS		1,470,406
INFORMATION TECHNOLOGY - 15.5%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	9,961,100	264,866
Juniper Networks, Inc. (a)	2,990,090	54,180
Motorola, Inc.	5,716,900	113,480
QUALCOMM, Inc.	1,236,600	46,570
		479,096
Computers & Peripherals - 3.7%
Dell, Inc. (a)	4,821,100	116,912
EMC Corp. (a)	3,112,900	43,549
Hewlett-Packard Co.	1,182,100	51,161
International Business Machines Corp.	4,147,019	411,177
		622,799
IT Services - 0.5%
First Data Corp.	2,492,700	61,969
The Western Union Co.	959,500	21,435
		83,404
Semiconductors & Semiconductor Equipment - 4.2%
Altera Corp. (a)	494,600	9,917
Analog Devices, Inc.	838,200	27,451
Applied Materials, Inc.	6,478,400	114,862
Intel Corp.	12,603,900	264,178
KLA-Tencor Corp.	571,000	28,110
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Lam Research Corp. (a)	1,088,093	$ 49,846
Linear Technology Corp.	2,177,800	67,403
National Semiconductor Corp.	3,919,600	90,660
Novellus Systems, Inc. (a)(d)	722,700	22,281
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	2,346,240	25,597
Texas Instruments, Inc.	494,200	15,414
Xilinx, Inc.	145,500	3,536
		719,255
Software - 4.3%
BEA Systems, Inc. (a)	3,273,300	40,360
Microsoft Corp.	14,136,087	436,240
Oracle Corp. (a)	10,063,200	172,685
Symantec Corp. (a)	5,125,737	90,777
		740,062
TOTAL INFORMATION TECHNOLOGY		2,644,616
TELECOMMUNICATION SERVICES - 6.2%
Diversified Telecommunication Services - 5.8%
AT&T, Inc.	23,143,844	870,903
Qwest Communications International, Inc. (a)	14,375,000	117,156
Verizon Communications, Inc.	236,050	9,093
		997,152
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	3,622,586	64,591
TOTAL TELECOMMUNICATION SERVICES		1,061,743
TOTAL COMMON STOCKS (Cost $13,342,674)		16,521,800
Convertible Preferred Stocks - 0.2%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Ford Motor Co. Capital Trust II 6.50%	747,200	27,706
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $24,978)		27,706
Convertible Bonds - 0.4%
	Principal Amount (000s)	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Ford Motor Co. 4.25% 12/15/36	$ 12,030	$ 13,673
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.3%
Qwest Communications International, Inc. 3.5% 11/15/25	36,750	56,499
TOTAL CONVERTIBLE BONDS (Cost $48,780)		70,172
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 5.35% (b)	447,762,385	447,762
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	129,331,725	129,332
TOTAL MONEY MARKET FUNDS (Cost $577,094)		577,094
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $13,993,526)		17,196,772
NET OTHER ASSETS - (0.9)%		(147,790)
NET ASSETS - 100%		$ 17,048,982
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,965,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 12,819
Fidelity Securities Lending Cash Central Fund	55
Total	$ 12,874
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Clear Channel Outdoor Holding, Inc. Class A	$ 46,412	$ -	$ 55,607	$ -	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $128,403) - See accompanying schedule: Unaffiliated issuers (cost $13,416,432)	$ 16,619,678
Fidelity Central Funds (cost $577,094)	577,094
Total Investments (cost $13,993,526)		$ 17,196,772
Receivable for investments sold		59,790
Receivable for fund shares sold		15,082
Dividends receivable		11,059
Interest receivable		2,388
Prepaid expenses		70
Other receivables		270
Total assets		17,285,431

Liabilities
Payable for investments purchased	$ 78,537
Payable for fund shares redeemed	19,816
Accrued management fee	5,325
Other affiliated payables	3,358
Other payables and accrued expenses	81
Collateral on securities loaned, at value	129,332
Total liabilities		236,449

Net Assets		$ 17,048,982
Net Assets consist of:
Paid in capital		$ 13,592,254
Undistributed net investment income		15,898
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		237,584
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,203,246
Net Assets, for 531,307 shares outstanding		$ 17,048,982
Net Asset Value, offering price and redemption price per share ($17,048,982 ÷ 531,307 shares)		$ 32.09

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends		$ 146,228
Special dividends		36,877
Interest		837
Income from Fidelity Central Funds		12,874
Total income		196,816

Expenses
Management fee Basic fee	$ 46,505
Performance adjustment	(15,886)
Transfer agent fees	18,060
Accounting and security lending fees	758
Custodian fees and expenses	126
Independent trustees' compensation	28
Registration fees	80
Audit	62
Legal	179
Miscellaneous	305
Total expenses before reductions	50,217
Expense reductions	(762)	49,455
Net investment income (loss)		147,361
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	493,230
Other affiliated issuers	13,397
Foreign currency transactions	(10)
Total net realized gain (loss)		506,617
Change in net unrealized appreciation (depreciation) on: Investment securities		1,395,926
Net gain (loss)		1,902,543
Net increase (decrease) in net assets resulting from operations		$ 2,049,904

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 147,361	$ 197,918
Net realized gain (loss)	506,617	446,359
Change in net unrealized appreciation (depreciation)	1,395,926	101,276
Net increase (decrease) in net assets resulting from operations	2,049,904	745,553
Distributions to shareholders from net investment income	(237,312)	(179,291)
Distributions to shareholders from net realized gain	(431,004)	(217,913)
Total distributions	(668,316)	(397,204)
Share transactions Proceeds from sales of shares	1,622,430	2,158,432
Reinvestment of distributions	650,321	386,764
Cost of shares redeemed	(2,127,959)	(4,769,535)
Net increase (decrease) in net assets resulting from share transactions	144,792	(2,224,339)
Total increase (decrease) in net assets	1,526,380	(1,875,990)

Net Assets
Beginning of period	15,522,602	17,398,592
End of period (including undistributed net investment income of $15,898 and undistributed net investment income of $115,144, respectively)	$ 17,048,982	$ 15,522,602
Other Information Shares
Sold	52,204	74,177
Issued in reinvestment of distributions	21,336	13,484
Redeemed	(68,493)	(164,415)
Net increase (decrease)	5,047	(76,754)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 29.50	$ 28.85	$ 26.58	$ 24.76	$ 22.20	$ 29.75
Income from Investment Operations
Net investment income (loss) D	.28 G	.35	.45 H	.20	.22	.24
Net realized and unrealized gain (loss)	3.58	.99	2.21	1.84	2.56	(7.31)
Total from investment operations	3.86	1.34	2.66	2.04	2.78	(7.07)
Distributions from net investment income	(.45)	(.31)	(.39)	(.22)	(.22)	(.15)
Distributions from net realized gain	(.82)	(.38)	-	-	-	(.33)
Total distributions	(1.27)	(.69)	(.39)	(.22)	(.22)	(.48)
Net asset value, end of period	$ 32.09	$ 29.50	$ 28.85	$ 26.58	$ 24.76	$ 22.20
Total Return B, C	13.36%	4.73%	10.08%	8.27%	12.63%	(24.04)%
Ratios to Average Net Assets E, I
Expenses before reductions	.61% A	.60%	.68%	.90%	1.05%	.98%
Expenses net of fee waivers, if any	.61% A	.60%	.68%	.90%	1.05%	.98%
Expenses net of all reductions	.60% A	.59%	.66%	.89%	1.02%	.95%
Net investment income (loss)	1.79% A, G	1.21%	1.64% H	.75%	.94%	.90%
Supplemental Data
Net assets, end of period (in millions)	$ 17,049	$ 15,523	$ 17,399	$ 18,387	$ 15,737	$ 12,648
Portfolio turnover rate F	39% A	30%	26%	37%	51%	81%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.07 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.34%.

H Investment income per share reflects a special dividend which amounted to $.16 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.06%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Dividend Growth Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Security Valuation - continued

value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 3,486,901
Unrealized depreciation	(343,947)
Net unrealized appreciation (depreciation)	$ 3,142,954
Cost for federal income tax purposes	$ 14,053,818

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $3,103,754 and $3,417,943, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .37% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $12 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $20 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $55.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $2 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $14 and $496, respectively.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity International Investment
Advisors

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.,
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

DGF-USAN-0307
1.789283.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Growth & Income

Portfolio

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,125.10	$ 3.64
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,021.78	$ 3.47

* Expenses are equal to the Fund's annualized expense ratio of .68%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Electric Co.	7.3	7.2
American International Group, Inc.	5.4	6.5
Bank of America Corp.	4.9	5.2
Home Depot, Inc.	4.5	4.7
Wal-Mart Stores, Inc.	3.5	3.0
Google, Inc. Class A (sub. vtg.)	2.6	2.9
Johnson & Johnson	2.5	4.7
Honeywell International, Inc.	2.5	2.2
UnitedHealth Group, Inc.	2.3	3.2
Wachovia Corp.	2.1	2.1
	37.6
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.4	24.1
Consumer Discretionary	15.0	13.3
Information Technology	14.5	15.0
Industrials	13.8	11.7
Energy	13.5	14.0
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 99.9%		Stocks 99.7%
	Short-Term Investments and Net Other Assets 0.1%		Short-Term Investments and Net Other Assets 0.3%
* Foreign investments	16.7%	** Foreign investments	15.3%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 15.0%
Diversified Consumer Services - 2.1%
Apollo Group, Inc. Class A (non-vtg.) (a)(d)	14,500,000	$ 629,300
Household Durables - 3.1%
D.R. Horton, Inc.	6,500,000	188,890
Hovnanian Enterprises, Inc. Class A (d)	1,856,000	61,786
KB Home	3,417,948	185,321
Ryland Group, Inc. (d)(e)	3,775,300	212,096
Standard Pacific Corp. (d)(e)	4,890,700	134,201
Toll Brothers, Inc. (a)	4,245,200	143,615
		925,909
Media - 0.4%
Clear Channel Communications, Inc.	3,534,700	128,380
Multiline Retail - 1.3%
Target Corp.	6,330,800	388,458
Specialty Retail - 8.1%
Best Buy Co., Inc.	5,800,000	292,320
Chico's FAS, Inc. (a)(d)	5,000,000	104,400
Home Depot, Inc.	33,200,000	1,352,568
Lowe's Companies, Inc. (d)	12,300,000	414,633
Staples, Inc.	9,500,000	244,340
		2,408,261
TOTAL CONSUMER DISCRETIONARY		4,480,308
CONSUMER STAPLES - 4.6%
Food & Staples Retailing - 3.8%
Wal-Mart Stores, Inc.	21,700,000	1,034,873
X5 Retail Group NV unit (a)(f)	4,000,000	109,000
		1,143,873
Food Products - 0.8%
Nestle SA (Reg.)	656,715	240,906
TOTAL CONSUMER STAPLES		1,384,779
ENERGY - 13.5%
Energy Equipment & Services - 5.6%
Baker Hughes, Inc.	2,600,000	179,478
GlobalSantaFe Corp.	1,800,000	104,418
Halliburton Co.	3,700,000	109,298
National Oilwell Varco, Inc. (a)	3,000,000	181,920
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Energy Equipment & Services - continued
Noble Corp.	3,000,000	$ 224,850
Pride International, Inc. (a)	3,200,000	92,192
Schlumberger Ltd. (NY Shares)	6,300,000	399,987
Smith International, Inc.	4,000,000	158,720
Transocean, Inc. (a)	800,000	61,896
Weatherford International Ltd. (a)	3,900,000	157,482
		1,670,241
Oil, Gas & Consumable Fuels - 7.9%
Apache Corp.	2,700,000	197,019
Canadian Natural Resources Ltd.	2,600,000	130,022
Chesapeake Energy Corp.	7,300,000	216,153
ConocoPhillips	7,300,000	484,793
Occidental Petroleum Corp.	6,200,000	287,432
Peabody Energy Corp.	8,500,000	347,055
Petroplus Holdings AG	1,071,180	68,469
Plains Exploration & Production Co. (a)	2,700,000	130,248
Valero Energy Corp.	5,500,000	298,540
XTO Energy, Inc.	4,000,000	201,880
		2,361,611
TOTAL ENERGY		4,031,852
FINANCIALS - 23.4%
Capital Markets - 1.9%
AP Alternative Assets, L.P. Restricted Depositary Units (f)	4,454,200	83,739
KKR Private Equity Investors, LP	4,718,800	110,892
KKR Private Equity Investors, LP Restricted Depositary Units (f)	6,842,100	160,789
Legg Mason, Inc. (d)	450,700	47,256
UBS AG (NY Shares)	2,600,000	163,826
		566,502
Commercial Banks - 4.2%
Erste Bank AG	2,200,000	171,153
HSBC Holdings PLC sponsored ADR (d)	2,500,000	229,575
Standard Chartered PLC (United Kingdom)	7,000,000	200,797
Wachovia Corp.	11,400,000	644,100
		1,245,625
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Diversified Financial Services - 5.2%
African Bank Investments Ltd.	20,000,000	$ 80,310
Bank of America Corp.	28,080,400	1,476,467
		1,556,777
Insurance - 10.8%
ACE Ltd.	3,900,000	225,342
AFLAC, Inc.	3,300,000	157,113
American International Group, Inc.	23,400,000	1,601,730
Berkshire Hathaway, Inc. Class A (a)	2,646	291,192
Hartford Financial Services Group, Inc.	3,500,000	332,185
Markel Corp. (a)	169,800	82,370
Max Re Capital Ltd.	2,300,000	55,200
RenaissanceRe Holdings Ltd. (e)	3,631,400	193,445
The Chubb Corp.	3,300,000	171,732
W.R. Berkley Corp.	3,700,000	122,433
		3,232,742
Thrifts & Mortgage Finance - 1.3%
Countrywide Financial Corp.	8,800,000	382,624
TOTAL FINANCIALS		6,984,270
HEALTH CARE - 13.4%
Biotechnology - 3.4%
Amgen, Inc. (a)	4,500,000	316,665
Celgene Corp. (a)	3,000,000	161,040
Cephalon, Inc. (a)(d)	2,500,000	181,025
Genentech, Inc. (a)	2,400,000	209,688
MannKind Corp. (a)	1,524,222	25,241
Vertex Pharmaceuticals, Inc. (a)	3,135,094	110,826
		1,004,485
Health Care Equipment & Supplies - 0.3%
Advanced Medical Optics, Inc. (a)	2,500,000	91,875
Health Care Providers & Services - 3.5%
Cardinal Health, Inc.	5,000,000	357,100
UnitedHealth Group, Inc.	13,150,000	687,219
		1,044,319
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.7%
Illumina, Inc. (a)(d)	2,837,920	$ 115,929
Pharmaceutical Product Development, Inc.	3,000,000	103,500
		219,429
Pharmaceuticals - 5.5%
Allergan, Inc.	3,000,000	350,130
Elan Corp. PLC sponsored ADR (a)	10,232,278	127,392
Johnson & Johnson	11,300,000	754,840
Roche Holding AG (participation certificate)	750,000	140,925
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	7,500,000	263,250
		1,636,537
TOTAL HEALTH CARE		3,996,645
INDUSTRIALS - 13.8%
Aerospace & Defense - 2.5%
Honeywell International, Inc.	16,500,000	753,885
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	3,700,000	196,285
Commercial Services & Supplies - 1.5%
Robert Half International, Inc. (e)	10,700,000	435,490
Electrical Equipment - 0.8%
SolarWorld AG (d)	2,037,969	158,256
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	2,000,000	73,600
		231,856
Industrial Conglomerates - 7.3%
General Electric Co.	60,900,000	2,195,446
Machinery - 1.0%
Illinois Tool Works, Inc. (d)	5,800,000	295,742
TOTAL INDUSTRIALS		4,108,704
INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 1.2%
Motorola, Inc.	12,300,000	244,155
Research In Motion Ltd. (a)	800,000	102,224
		346,379
Computers & Peripherals - 1.0%
Dell, Inc. (a)	12,700,000	307,975
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - 0.6%
Molex, Inc.	3,300,000	$ 96,987
Motech Industries, Inc.	5,772,000	82,740
		179,727
Internet Software & Services - 4.7%
eBay, Inc. (a)	16,438,663	532,448
Google, Inc. Class A (sub. vtg.) (a)	1,550,000	777,015
ValueClick, Inc. (a)	3,000,000	76,560
		1,386,023
IT Services - 1.5%
Cognizant Technology Solutions Corp. Class A (a)	950,000	81,026
Infosys Technologies Ltd. sponsored ADR	2,200,000	127,600
Satyam Computer Services Ltd. sponsored ADR	5,200,000	121,056
The Western Union Co.	5,300,000	118,402
		448,084
Office Electronics - 0.5%
Zebra Technologies Corp. Class A (a)(e)	4,500,000	156,015
Semiconductors & Semiconductor Equipment - 5.0%
Applied Materials, Inc.	12,200,000	216,306
ARM Holdings PLC (e)	68,000,000	162,328
ASML Holding NV (NY Shares) (a)	4,000,000	102,080
Broadcom Corp. Class A (a)	4,400,000	140,448
CSR PLC (a)(d)	4,800,000	64,224
KLA-Tencor Corp.	2,000,000	98,460
Lam Research Corp. (a)	1,500,000	68,715
Linear Technology Corp.	5,200,000	160,940
Marvell Technology Group Ltd. (a)	5,500,000	100,595
Maxim Integrated Products, Inc.	5,600,000	172,480
MEMC Electronic Materials, Inc. (a)	1,500,000	78,600
National Semiconductor Corp.	5,500,000	127,215
		1,492,391
TOTAL INFORMATION TECHNOLOGY		4,316,594
MATERIALS - 1.7%
Chemicals - 0.4%
Praxair, Inc.	2,000,000	126,120
Common Stocks - continued
	Shares	Value (Note 1) (000s)
MATERIALS - continued
Metals & Mining - 1.3%
Arcelor Mittal	7,700,000	$ 366,289
TOTAL MATERIALS		492,409
TOTAL COMMON STOCKS (Cost $24,549,420)		29,795,561
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 5.35% (b)	76,501,241	76,501
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	344,433,228	344,433
TOTAL MONEY MARKET FUNDS (Cost $420,934)		420,934
Cash Equivalents - 0.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 5.23%, dated 1/31/07 due 2/1/07 (Collateralized by U.S. Treasury Obligations) # (Cost $2,289)	$ 2,289	2,289
TOTAL INVESTMENT PORTFOLIO - 101.3% (Cost $24,972,643)		30,218,784
NET OTHER ASSETS - (1.3)%		(378,061)
NET ASSETS - 100%		$ 29,840,723
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $353,528,000 or 1.2% of net assets.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$2,289,000 due 2/01/07 at 5.23%
Banc of America Securities LLC	$ 450
Barclays Capital, Inc.	817
Deutsche Bank Securities, Inc.	1,022
$ 2,289
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 5,083
Fidelity Securities Lending Cash Central Fund	725
Total	$ 5,808
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
ARM Holdings PLC	$ 148,296	$ -	$ 675	$ 519	$ 162,328
Clear Channel Outdoor Holding, Inc. Class A	50,100	-	63,161	-	-
Illumina, Inc.	108,494	-	-	-	-
RenaissanceRe Holdings Ltd.	188,143	-	-	1,525	193,445
Robert Half International, Inc.	333,620	28,245	19,379	1,721	435,490
Ryland Group, Inc.	85,426	77,966	5,647	827	212,096
Standard Pacific Corp.	83,097	27,181	-	357	134,201
Zebra Technologies Corp. Class A	130,785	14,249	4,064	-	156,015
Total	$ 1,127,961	$ 147,641	$ 92,926	$ 4,949	$ 1,293,575
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	83.3%
United Kingdom	3.5%
Cayman Islands	2.2%
Switzerland	2.0%
Netherlands	2.0%
Netherlands Antilles	1.3%
Bermuda	1.1%
Others (individually less than 1%)	4.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $339,472 and repurchase agreements of $2,289) - See accompanying schedule: Unaffiliated issuers (cost $23,445,578)	$ 28,504,275
Fidelity Central Funds (cost $420,934)	420,934
Other affiliated issuers (cost $1,106,131)	1,293,575
Total Investments (cost $24,972,643)		$ 30,218,784
Cash		1
Receivable for investments sold		202,465
Receivable for fund shares sold		11,095
Dividends receivable		3,038
Interest receivable		498
Prepaid expenses		132
Other receivables		1,093
Total assets		30,437,106

Liabilities
Payable for investments purchased	$ 167,260
Payable for fund shares redeemed	67,198
Accrued management fee	11,426
Other affiliated payables	5,880
Other payables and accrued expenses	186
Collateral on securities loaned, at value	344,433
Total liabilities		596,383

Net Assets		$ 29,840,723
Net Assets consist of:
Paid in capital		$ 24,059,178
Distributions in excess of net investment income		(7,407)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		542,811
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		5,246,141
Net Assets, for 945,363 shares outstanding		$ 29,840,723
Net Asset Value, offering price and redemption price per share ($29,840,723 ÷ 945,363 shares)		$ 31.57

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)

Investment Income
Dividends (including $4,949 earned from other affiliated issuers)		$ 203,042
Interest		362
Income from Fidelity Central Funds		5,808
Total income		209,212

Expenses
Management fee	$ 68,569
Transfer agent fees	29,806
Accounting and security lending fees	996
Custodian fees and expenses	335
Independent trustees' compensation	50
Appreciation in deferred trustee compensation account	4
Registration fees	78
Audit	101
Legal	331
Interest	63
Miscellaneous	420
Total expenses before reductions	100,753
Expense reductions	(1,752)	99,001
Net investment income (loss)		110,211
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	810,322
Other affiliated issuers	17,730
Foreign currency transactions	(82)
Total net realized gain (loss)		827,970
Change in net unrealized appreciation (depreciation) on: Investment securities	2,532,074
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		2,532,073
Net gain (loss)		3,360,043
Net increase (decrease) in net assets resulting from operations		$ 3,470,254

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 110,211	$ 287,131
Net realized gain (loss)	827,970	8,393,121
Change in net unrealized appreciation (depreciation)	2,532,073	(8,258,352)
Net increase (decrease) in net assets resulting from operations	3,470,254	421,900
Distributions to shareholders from net investment income	(116,828)	(320,403)
Distributions to shareholders from net realized gain	(5,102,919)	(3,635,165)
Total distributions	(5,219,747)	(3,955,568)
Share transactions Proceeds from sales of shares	1,331,389	3,926,843
Reinvestment of distributions	5,101,818	3,859,564
Cost of shares redeemed	(3,703,742)	(7,181,012)
Net increase (decrease) in net assets resulting from share transactions	2,729,465	605,395
Total increase (decrease) in net assets	979,972	(2,928,273)

Net Assets
Beginning of period	28,860,751	31,789,024
End of period (including distributions in excess of net investment income of $7,407 and distributions in excess of net investment income of $790, respectively)	$ 29,840,723	$ 28,860,751
Other Information Shares
Sold	42,372	109,956
Issued in reinvestment of distributions	176,611	108,570
Redeemed	(118,524)	(201,011)
Net increase (decrease)	100,459	17,515

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.16	$ 38.42	$ 35.46	$ 32.84	$ 31.61	$ 39.10
Income from Investment Operations
Net investment income (loss) D	.12	.34	.60 G	.40	.40	.34
Net realized and unrealized gain (loss)	3.49	.18	3.31	2.63	1.20	(7.12)
Total from investment operations	3.61	.52	3.91	3.03	1.60	(6.78)
Distributions from net investment income	(.12)	(.38)	(.61)	(.41)	(.37)	(.33)
Distributions from net realized gain	(6.08)	(4.40)	(.34)	-	-	(.38)
Total distributions	(6.20)	(4.78)	(.95)	(.41)	(.37)	(.71)
Net asset value, end of period	$ 31.57	$ 34.16	$ 38.42	$ 35.46	$ 32.84	$ 31.61
Total Return B, C	12.51%	1.22%	11.15%	9.24%	5.15%	(17.56)%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.69%	.69%	.70%	.73%	.69%
Expenses net of fee waivers, if any	.68% A	.69%	.69%	.70%	.73%	.69%
Expenses net of all reductions	.67% A	.65%	.68%	.69%	.71%	.68%
Net investment income (loss)	.75% A	.94%	1.63% G	1.13%	1.29%	.94%
Supplemental Data
Net assets, end of period (in millions)	$ 29,841	$ 28,861	$ 31,789	$ 29,776	$ 28,263	$ 27,849
Portfolio turnover rate F	46% A	120%	31%	30%	33%	36%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.13 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.27%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Growth & Income Portfolio (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 5,822,803
Unrealized depreciation	(612,685)
Net unrealized appreciation (depreciation)	$ 5,210,118
Cost for federal income tax purposes	$ 25,008,666

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,765,692 and $9,108,367, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .46% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $58 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 59,919	5.39%	$ 63

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $37 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $725.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $330 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $10 and $946, respectively.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research(Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

GAI-USAN-0307
1.789285.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

International Real Estate

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,255.10	$ 6.14
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,019.76	$ 5.50

* Expenses are equal to the Fund's annualized expense ratio of 1.08%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	7.4	10.2
Westfield Group unit	6.4	0.0
Mitsui Fudosan Co. Ltd.	4.9	0.0
Land Securities Group PLC	4.9	0.0
British Land Co. PLC	4.8	10.1
Kerry Properties Ltd.	4.4	4.7
The GPT Group unit	3.7	4.1
Macquarie Goodman Group unit	2.8	2.8
IVG Immobilien AG	2.6	0.0
NTT Urban Development Co.	2.5	1.9
	44.4
Top Five Countries as of January 31, 2007
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	20.7	23.0
Australia	19.9	16.1
United Kingdom	19.1	15.4
Hong Kong	12.0	15.9
Germany	6.5	0.0
Percentages are adjusted for the effect of open futures contracts, if applicable.
Top Five REIT Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	35.6	24.4
REITs - Office Buildings	2.8	2.0
REITs - Shopping Centers	2.4	3.0
REITs - Apartments	2.0	2.3
REITs - Industrial Buildings	1.0	1.6
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks and Investment Companies 97.8%		Stocks and Investment Companies 95.5%
	Short-Term Investments and Net Other Assets 2.2%		Short-Term Investments and Net Other Assets 4.5%
* Foreign investments	97.8%	** Foreign investments	95.5%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1)
Australia - 19.9%
Aspen Group unit	6,948,834	$ 9,982,174
CFS Retail Property Trust	8,162,500	14,767,962
Charter Hall Group unit	8,368,942	15,596,360
DB RREEF Trust unit	14,533,000	19,917,803
FKP Property Group unit	2,194,900	11,964,466
Macquarie Goodman Group unit	5,934,717	33,871,062
Mirvac Group unit	3,076,300	13,448,645
The GPT Group unit	10,585,849	44,962,917
Westfield Group unit	4,450,000	77,090,532
TOTAL AUSTRALIA		241,601,921
Austria - 1.3%
Immoeast AG (a)	1,086,100	16,279,037
Bermuda - 1.1%
Shanghai Real Estate Ltd.	49,624,000	12,838,998
Cayman Islands - 0.4%
New World China Land Ltd.	9,500,000	5,317,323
Finland - 0.2%
Citycon Oyj	405,403	2,837,411
France - 2.3%
Fonciere Des Regions	39,300	7,836,913
Gecina SA	41,000	6,791,887
Societe de la Tour Eiffel	74,100	12,941,483
TOTAL FRANCE		27,570,283
Germany - 6.5%
DIC Asset AG	486,960	20,373,206
IVG Immobilien AG	690,600	31,395,261
Patrizia Immobilien AG	792,000	22,193,444
Summit Germany Ltd. (a)	3,150,000	5,049,830
TOTAL GERMANY		79,011,741
Greece - 2.1%
Babis Vovos International Technical SA	622,530	25,477,158
Hong Kong - 12.0%
Cheung Kong Holdings Ltd.	1,925,000	25,346,141
Hong Kong Land Holdings Ltd.	5,429,000	24,104,760
Hopson Development Holdings Ltd.	4,580,000	10,911,047
Hysan Development Co. Ltd.	4,900,000	13,336,535
Common Stocks - continued
	Shares	Value (Note 1)
Hong Kong - continued
Kerry Properties Ltd. (d)	11,275,911	$ 52,859,218
Link (REIT)	8,000,000	18,833,173
TOTAL HONG KONG		145,390,874
Italy - 0.7%
Risanamento Spa	854,000	8,547,195
Japan - 20.7%
Japan Excellent, Inc.	1,000	7,125,989
Japan Logistics Fund, Inc.	815	7,766,085
Japan Retail Fund Investment Corp.	1,223	11,147,202
Mitsubishi Estate Co. Ltd.	3,116,000	89,076,520
Mitsui Fudosan Co. Ltd.	2,300,000	59,651,159
Nippon Residential Investment Corp.	2,943	16,582,343
NTT Urban Development Co.	15,255	30,589,635
Sumitomo Realty & Development Co. Ltd.	824,000	28,608,030
TOTAL JAPAN		250,546,963
Netherlands - 4.2%
Corio NV	64,393	5,501,390
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	120,000	6,593,908
Rodamco Europe NV	201,000	27,166,636
Wereldhave NV	87,000	11,645,302
TOTAL NETHERLANDS		50,907,236
Singapore - 3.1%
Ascendas Real Estate Investment Trust (A-REIT)	3,125,000	5,046,723
CapitaLand Ltd.	5,844,900	25,501,143
Mapletree Logistics Trust (REIT)	8,592,000	6,937,831
TOTAL SINGAPORE		37,485,697
Sweden - 3.4%
Castellum AB	1,293,400	17,493,468
Fabege AB	878,300	23,695,144
TOTAL SWEDEN		41,188,612
Thailand - 0.2%
Ticon Industrial Connection PCL (For. Reg.)	4,474,800	2,176,234
United Kingdom - 19.1%
British Land Co. PLC	1,902,700	58,654,395
Capital & Regional PLC	905,100	27,919,235
Derwent Valley Holdings PLC	542,500	20,741,964
Common Stocks - continued
	Shares	Value (Note 1)
United Kingdom - continued
Hammerson PLC	656,800	$ 18,917,965
Helical Bar PLC	908,500	8,353,685
Land Securities Group PLC	1,415,600	59,519,822
Savills PLC	900,000	11,140,132
Songbird Estates PLC Class B	1,000,000	6,655,591
Unitech Corporate Parks PLC (a)	11,453,000	20,027,031
TOTAL UNITED KINGDOM		231,929,820
TOTAL COMMON STOCKS (Cost $1,031,969,306)		1,179,106,503
Investment Companies - 0.6%

Luxembourg - 0.6%
ProLogis European Properties (Cost $7,488,135)	380,000	7,577,677
Money Market Funds - 6.6%

Fidelity Cash Central Fund, 5.35% (b)	59,854,957	59,854,957
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	19,720,000	19,720,000
TOTAL MONEY MARKET FUNDS (Cost $79,574,957)		79,574,957
TOTAL INVESTMENT PORTFOLIO - 104.4% (Cost $1,119,032,398)		1,266,259,137
NET OTHER ASSETS - (4.4)%		(53,484,238)
NET ASSETS - 100%		$ 1,212,774,899
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,072,725
Fidelity Securities Lending Cash Central Fund	32,355
Total	$ 1,105,080

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $18,745,078) - See accompanying schedule: Unaffiliated issuers (cost $1,039,457,441)	$ 1,186,684,180
Fidelity Central Funds (cost $79,574,957)	79,574,957
Total Investments (cost $1,119,032,398)		$ 1,266,259,137
Foreign currency held at value (cost $370,839)		370,847
Receivable for investments sold		12,041,908
Receivable for fund shares sold		14,416,061
Dividends receivable		2,367,903
Interest receivable		335,427
Prepaid expenses		1,976
Other receivables		566,299
Total assets		1,296,359,558

Liabilities
Payable for investments purchased	$ 60,797,448
Payable for fund shares redeemed	1,751,527
Accrued management fee	650,356
Other affiliated payables	219,758
Other payables and accrued expenses	445,570
Collateral on securities loaned, at value	19,720,000
Total liabilities		83,584,659

Net Assets		$ 1,212,774,899
Net Assets consist of:
Paid in capital		$ 1,065,741,195
Undistributed net investment income		1,371,314
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,478,006)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		147,140,396
Net Assets, for 73,116,438 shares outstanding		$ 1,212,774,899
Net Asset Value, offering price and redemption price per share ($1,212,774,899 ÷ 73,116,438 shares)		$ 16.59

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 7,505,630
Interest		40,529
Income from Fidelity Central Funds		1,105,080
		8,651,239
Less foreign taxes withheld		(753,727)
Total income		7,897,512

Expenses
Management fee	$ 2,584,459
Transfer agent fees	852,177
Accounting and security lending fees	171,631
Custodian fees and expenses	150,572
Independent trustees' compensation	1,012
Registration fees	68,054
Audit	31,098
Legal	16,668
Miscellaneous	2,214
Total expenses before reductions	3,877,885
Expense reductions	(810,768)	3,067,117
Net investment income (loss)		4,830,395
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $2,877)	48,572,453
Foreign currency transactions	(41,439)
Total net realized gain (loss)		48,531,014
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $91,439)	108,087,988
Assets and liabilities in foreign currencies	(44,913)
Total change in net unrealized appreciation (depreciation)		108,043,075
Net gain (loss)		156,574,089
Net increase (decrease) in net assets resulting from operations		$ 161,404,484

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 4,830,395	$ 6,265,391
Net realized gain (loss)	48,531,014	18,392,807
Change in net unrealized appreciation (depreciation)	108,043,075	28,618,723
Net increase (decrease) in net assets resulting from operations	161,404,484	53,276,921
Distributions to shareholders from net investment income	(8,677,415)	(3,273,462)
Distributions to shareholders from net realized gain	(61,685,803)	(5,444,196)
Total distributions	(70,363,218)	(8,717,658)
Share transactions Proceeds from sales of shares	692,994,727	327,866,574
Reinvestment of distributions	65,004,735	7,986,974
Cost of shares redeemed	(84,272,561)	(93,822,712)
Net increase (decrease) in net assets resulting from share transactions	673,726,901	242,030,836
Redemption fees	152,903	283,977
Total increase (decrease) in net assets	764,921,070	286,874,076

Net Assets
Beginning of period	447,853,829	160,979,753
End of period (including undistributed net investment income of $1,371,314 and undistributed net investment income of $5,544,851, respectively)	$ 1,212,774,899	$ 447,853,829
Other Information Shares
Sold	43,771,872	23,490,365
Issued in reinvestment of distributions	4,249,997	646,412
Redeemed	(5,393,661)	(6,968,124)
Net increase (decrease)	42,628,208	17,168,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 14.69	$ 12.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.30	.23
Net realized and unrealized gain (loss)	3.44	2.93	1.91
Total from investment operations	3.54	3.23	2.14
Distributions from net investment income	(.22)	(.24)	(.03)
Distributions from net realized gain	(1.42)	(.40)	(.03)
Total distributions	(1.64)	(.64)	(.06)
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 16.59	$ 14.69	$ 12.09
Total Return B, C	25.51%	27.85%	21.53%
Ratios to Average Net Assets E, H
Expenses before reductions	1.08% A	1.12%	1.29% A
Expenses net of fee waivers, if any	1.08% A	1.12%	1.29% A
Expenses net of all reductions	.85% A	.91%	1.27% A
Net investment income (loss)	1.34% A	2.23%	2.21% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,212,775	$ 447,854	$ 160,980
Portfolio turnover rate F	223% A	234%	36% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. On January 18, 2007, the Board of Trustees approved the creation of additional classes of shares. The Fund will commence sale of shares Class A, Class T, Class B, Class C and Institutional Class and the existing class will be designated International Real Estate on or about April 4, 2007. The Fund's investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses - continued

Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 147,566,628
Unrealized depreciation	(8,056,755)
Net unrealized appreciation (depreciation)	$ 139,509,873
Cost for federal income tax purposes	$ 1,126,749,264

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,395,253,178 and $792,978,985, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .72% of the Fund's average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $766 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is

Semiannual Report

6. Security Lending - continued

delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $32,355.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $806,675 for the period. In addition, through arrangements with the Fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's transfer agent $4,093.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Mellon Bank, N.A.

Pittsburgh, PA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

IRE-USAN-0307
1.801329.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Leveraged Company Stock

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the last six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,116.60	$ 4.53
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.92	$ 4.33

* Expenses are equal to the Fund's annualized expense ratio of .85%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Service Corp. International	3.3	2.8
Teekay Shipping Corp.	3.3	3.4
ON Semiconductor Corp.	2.9	2.7
Amkor Technology, Inc.	2.6	1.9
Atmel Corp.	2.5	2.1
General Maritime Corp.	2.3	2.8
Forest Oil Corp.	2.3	2.9
AES Corp.	2.3	3.2
OMI Corp.	2.2	2.7
Range Resources Corp.	2.1	2.3
	25.8
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Energy	33.9	37.6
Information Technology	19.5	17.7
Industrials	12.1	8.8
Materials	9.0	10.2
Consumer Discretionary	8.9	7.8
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 * *
	Stocks 97.2%		Stocks 97.9%
	Bonds 0.6%		Bonds 0.7%
	Convertible Securities 0.2%		Convertible Securities 0.3%
	Short-Term Investments and Net Other Assets 2.0%		Short-Term Investments and Net Other Assets 1.1%
* Foreign investments	18.4%	* * Foreign investments	18.9%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.5%
Auto Components - 0.6%
The Goodyear Tire & Rubber Co. (a)	511,063	$ 12,618
TRW Automotive Holdings Corp. (a)	618,100	16,163
		28,781
Automobiles - 0.2%
Ford Motor Co. (a)(f)	1,420,000	11,545
Diversified Consumer Services - 3.3%
Carriage Services, Inc. Class A	266,200	1,437
Service Corp. International (g)	15,906,400	169,406
		170,843
Hotels, Restaurants & Leisure - 1.9%
Bally Technologies, Inc. (a)	1,152,360	22,114
Centerplate, Inc. unit	363,005	7,115
Friendly Ice Cream Corp. (a)(g)	423,400	5,165
Penn National Gaming, Inc. (a)	100,000	4,382
Pinnacle Entertainment, Inc. (a)	275,800	9,523
Six Flags, Inc. (f)	3,295,400	18,949
Station Casinos, Inc.	221,000	18,387
Steak n Shake Co. (a)	659,400	11,632
		97,267
Household Durables - 0.1%
Interface, Inc. Class A (a)	266,673	4,059
Media - 2.2%
Cablevision Systems Corp. - NY Group Class A	242,900	7,357
Charter Communications, Inc. Class A (a)	13,115,971	45,906
Gray Television, Inc.	1,647,542	14,729
Liberty Global, Inc. Class C (a)	33,815	955
Nexstar Broadcasting Group, Inc. Class A (a)(g)	940,500	5,812
NTL, Inc.	643,680	17,540
The Reader's Digest Association, Inc. (non-vtg.)	752,900	12,716
Tribune Co.	249,100	7,608
		112,623
Specialty Retail - 0.2%
Gamestop Corp. Class A (a)	226,000	12,075
TOTAL CONSUMER DISCRETIONARY		437,193
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER STAPLES - 2.9%
Food & Staples Retailing - 1.0%
Koninklijke Ahold NV sponsored ADR (a)	2,756,800	$ 27,844
Kroger Co.	339,300	8,686
Pathmark Stores, Inc. (a)	1,297,047	14,216
		50,746
Food Products - 1.3%
Corn Products International, Inc.	1,094,019	37,470
Interstate Bakeries Corp. (a)(g)	2,800,000	7,280
Kellogg Co.	84,900	4,183
Smithfield Foods, Inc. (a)	711,700	18,689
		67,622
Personal Products - 0.6%
Playtex Products, Inc. (a)	1,734,555	24,423
Revlon, Inc. Class A (sub. vtg.) (a)	2,281,482	2,920
		27,343
TOTAL CONSUMER STAPLES		145,711
ENERGY - 33.9%
Energy Equipment & Services - 6.8%
Basic Energy Services, Inc. (a)	249,300	5,911
Grant Prideco, Inc. (a)	628,000	24,605
Grey Wolf, Inc. (a)	8,326,600	56,871
Hanover Compressor Co. (a)	451,500	8,737
Hercules Offshore, Inc. (a)	388,400	10,269
Nabors Industries Ltd. (a)	808,800	24,490
Noble Corp.	348,000	26,083
Oil States International, Inc. (a)	270,700	7,802
Parker Drilling Co. (a)	800,000	7,408
Petroleum Geo-Services ASA sponsored ADR (a)(f)	2,244,777	52,954
Pride International, Inc. (a)	646,100	18,614
Rowan Companies, Inc.	321,100	10,561
Universal Compression Holdings, Inc. (a)(g)	1,534,500	92,745
		347,050
Oil, Gas & Consumable Fuels - 27.1%
Alpha Natural Resources, Inc. (a)(f)(g)	3,815,995	51,440
Aurora Oil & Gas Corp. (a)	638,351	1,755
Cabot Oil & Gas Corp.	393,700	25,535
Chesapeake Energy Corp.	2,989,000	88,504
Comstock Resources, Inc. (a)	311,800	9,962
Common Stocks - continued
	Shares	Value (Note 1) (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
ConocoPhillips	201,631	$ 13,390
El Paso Corp.	5,257,712	81,600
EOG Resources, Inc.	166,100	11,482
Forest Oil Corp. (a)(g)	3,697,000	118,008
Frontier Oil Corp.	1,583,600	44,990
Frontline Ltd. (f)	185,300	6,050
Frontline Ltd. (NY Shares)	1,136,800	37,401
General Maritime Corp. (g)	3,249,200	118,563
Houston Exploration Co. (a)	89,200	4,667
Mariner Energy, Inc. (a)	2,921,653	58,754
Massey Energy Co.	586,700	13,899
Nexen, Inc.	831,600	50,217
OMI Corp. (g)	5,100,900	112,526
Overseas Shipholding Group, Inc.	1,188,000	73,810
Paladin Resources Ltd. (a)	2,042,400	13,750
Petrohawk Energy Corp. (a)	2,719,148	31,379
Plains Exploration & Production Co. (a)	299,100	14,429
Pogo Producing Co. (f)	404,600	20,048
Range Resources Corp.	3,489,300	107,087
Ship Finance International Ltd.:
(Norway)	33,245	772
(NY Shares)	496,052	11,771
Teekay Shipping Corp.	3,343,200	167,862
Valero Energy Corp.	964,600	52,358
Williams Companies, Inc. (f)	1,784,400	48,161
		1,390,170
TOTAL ENERGY		1,737,220
FINANCIALS - 1.2%
Capital Markets - 0.2%
Merrill Lynch & Co., Inc.	126,000	11,789
Commercial Banks - 0.2%
PNC Financial Services Group, Inc.	157,200	11,597
Insurance - 0.3%
American Financial Group, Inc., Ohio	500,550	17,679
Real Estate Management & Development - 0.3%
CB Richard Ellis Group, Inc. Class A (a)	368,200	13,848
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Capital Crossing Bank (a)(g)	258,800	$ 7,764
TOTAL FINANCIALS		62,677
HEALTH CARE - 3.1%
Biotechnology - 0.0%
Lexicon Genetics, Inc. (a)	392,187	1,490
Health Care Equipment & Supplies - 0.9%
Baxter International, Inc.	430,100	21,359
Beckman Coulter, Inc.	354,200	22,853
		44,212
Health Care Providers & Services - 2.2%
DaVita, Inc. (a)	1,439,200	78,580
Emergency Medical Services Corp. Class A (a)	258,600	6,724
Quest Diagnostics, Inc.	218,900	11,488
Rural/Metro Corp. (a)	834,200	6,941
Tenet Healthcare Corp. (a)(f)	1,543,452	10,897
		114,630
TOTAL HEALTH CARE		160,332
INDUSTRIALS - 11.9%
Aerospace & Defense - 0.1%
DRS Technologies, Inc.	138,500	7,673
Air Freight & Logistics - 0.1%
Park-Ohio Holdings Corp. (a)	179,465	3,099
Airlines - 0.9%
AirTran Holdings, Inc. (a)	861,500	9,537
AMR Corp.	670,630	24,847
UAL Corp. (a)	280,400	12,113
		46,497
Building Products - 1.3%
American Standard Companies, Inc.	634,600	31,343
Armstrong World Industries, Inc. (a)	119,216	5,243
Goodman Global, Inc.	406,800	7,229
Lennox International, Inc.	230,700	6,999
Owens Corning (a)(f)	492,870	14,116
		64,930
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INDUSTRIALS - continued
Commercial Services & Supplies - 5.5%
Allied Waste Industries, Inc. (f)	4,371,500	$ 55,911
Cenveo, Inc. (a)(g)	3,448,400	80,624
Deluxe Corp.	355,000	10,622
Global Cash Access Holdings, Inc. (a)	1,835,000	29,397
Layne Christensen Co. (a)	104,530	3,662
Republic Services, Inc.	496,500	21,474
SAIC, Inc.	1,325,900	24,595
Waste Management, Inc.	1,494,300	56,754
		283,039
Construction & Engineering - 0.8%
Foster Wheeler Ltd. (a)	740,500	39,595
Electrical Equipment - 0.1%
GrafTech International Ltd. (a)	837,325	6,799
Industrial Conglomerates - 0.4%
Tyco International Ltd.	679,200	21,653
Machinery - 1.5%
Eaton Corp.	328,800	25,761
FreightCar America, Inc. (f)	151,247	8,789
Thermadyne Holdings Corp. (a)	64,900	730
Timken Co.	92,800	2,655
Watts Water Technologies, Inc. Class A	859,300	37,783
		75,718
Marine - 0.1%
Golden Ocean Group Ltd. (a)(f)	2,067,600	3,479
Road & Rail - 0.4%
Burlington Northern Santa Fe Corp.	246,400	19,801
Trading Companies & Distributors - 0.7%
H&E Equipment Services, Inc.	12,900	304
UAP Holding Corp.	846,600	21,207
United Rentals, Inc. (a)	655,600	16,882
		38,393
TOTAL INDUSTRIALS		610,676
INFORMATION TECHNOLOGY - 19.5%
Communications Equipment - 1.0%
Alcatel-Lucent SA sponsored ADR	636,273	8,272
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Ciena Corp. (a)	90,200	$ 2,534
Motorola, Inc.	1,997,200	39,644
		50,450
Computers & Peripherals - 2.2%
EMC Corp. (a)	3,501,700	48,989
Seagate Technology	2,090,300	56,626
Sun Microsystems, Inc. (a)	1,260,600	8,370
		113,985
Electronic Equipment & Instruments - 3.2%
Celestica, Inc. (sub. vtg.) (a)	1,652,700	9,804
DDi Corp. (a)	295,899	2,263
Flextronics International Ltd. (a)	8,547,300	99,405
Merix Corp. (a)(g)	1,545,123	13,319
Solectron Corp. (a)	3,673,600	11,939
Viasystems Group, Inc. (a)	775,300	6,978
Viasystems Group, Inc. (a)(i)	625,780	5,632
Vishay Intertechnology, Inc. (a)	1,248,400	16,404
		165,744
IT Services - 0.2%
Affiliated Computer Services, Inc. Class A (a)	65,100	3,189
CACI International, Inc. Class A (a)	29,300	1,378
Hewitt Associates, Inc. Class A (a)	147,000	3,960
		8,527
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc. (a)	3,394,900	52,791
AMIS Holdings, Inc. (a)	2,909,824	30,088
Amkor Technology, Inc. (a)(f)(g)	12,599,836	132,676
Atmel Corp. (a)	21,447,700	128,257
Cypress Semiconductor Corp. (a)	1,151,200	21,240
Fairchild Semiconductor International, Inc. (a)	200,000	3,562
ON Semiconductor Corp. (a)(f)(g)	17,876,600	149,448
Skyworks Solutions, Inc. (a)	1,112,647	7,310
STATS ChipPAC Ltd. sponsored ADR (a)(f)	5,467,282	45,706
Texas Instruments, Inc.	262,700	8,194
		579,272
Software - 1.6%
Autodesk, Inc. (a)	637,100	27,854
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Sybase, Inc. (a)	396,100	$ 10,255
Symantec Corp. (a)	2,549,400	45,150
		83,259
TOTAL INFORMATION TECHNOLOGY		1,001,237
MATERIALS - 9.0%
Chemicals - 4.4%
Albemarle Corp.	218,000	17,000
Arch Chemicals, Inc.	648,542	21,875
Celanese Corp. Class A	4,043,100	106,131
Chemtura Corp.	2,277,961	26,242
Methanex Corp.	701,700	18,702
Monsanto Co.	253,800	13,982
Pliant Corp. (a)	567	0
Rhodia SA sponsored ADR (a)	6,302,200	22,499
Texas Petrochemicals, Inc. (a)	11,700	339
		226,770
Containers & Packaging - 1.1%
Packaging Corp. of America	179,700	4,104
Sealed Air Corp.	156,900	10,340
Smurfit-Stone Container Corp. (a)	3,726,482	40,246
		54,690
Metals & Mining - 1.5%
Allegheny Technologies, Inc.	123,874	12,820
Chaparral Steel Co.	107,600	5,518
Freeport-McMoRan Copper & Gold, Inc. Class B (f)	423,500	24,355
Reliance Steel & Aluminum Co.	498,683	20,765
United States Steel Corp.	160,000	13,358
		76,816
Paper & Forest Products - 2.0%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	184,500	10,219
International Paper Co. (f)	1,209,800	40,770
Weyerhaeuser Co.	691,100	51,833
		102,822
TOTAL MATERIALS		461,098
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.4%
General Communications, Inc. Class A (a)	907,800	$ 14,035
McLeodUSA, Inc. (a)	1,701,867	13,615
Qwest Communications International, Inc. (a)	11,009,200	89,725
XO Holdings, Inc. (a)	926,500	3,984
		121,359
UTILITIES - 4.8%
Electric Utilities - 0.2%
Allegheny Energy, Inc. (a)	269,300	12,528
Gas Utilities - 0.3%
ONEOK, Inc.	317,600	13,628
Independent Power Producers & Energy Traders - 2.8%
AES Corp. (a)	5,606,140	116,552
Dynegy, Inc. Class A (a)	1,987,000	14,008
Mirant Corp. (a)	335,400	11,464
		142,024
Multi-Utilities - 1.5%
Aquila, Inc.	911,800	4,130
CMS Energy Corp. (a)	4,552,600	75,983
		80,113
TOTAL UTILITIES		248,293
TOTAL COMMON STOCKS (Cost $3,614,292)		4,985,796
Nonconvertible Preferred Stocks - 0.0%

MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. Series AA 13.00%	5,008	1,753
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
PTV, Inc. Series A, 10.00%	84	0
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $2,411)		1,753
Corporate Bonds - 0.8%
	Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 0.2%
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
ICO North America, Inc. 7.5% 8/15/09 (i)	$ 11,095	$ 11,983
Nonconvertible Bonds - 0.6%
CONSUMER DISCRETIONARY - 0.4%
Auto Components - 0.4%
IdleAire Technologies Corp. 0% 12/15/12 unit (e)(h)	24,470	17,129
INDUSTRIALS - 0.2%
Airlines - 0.2%
Delta Air Lines, Inc. 8% 12/15/07 (d)(h)	7,345	4,407
Northwest Airlines, Inc. 9.875% 3/15/07 (d)	7,000	6,685
		11,092
MATERIALS - 0.0%
Chemicals - 0.0%
Pliant Corp. 13% 7/15/10	703	457
TOTAL NONCONVERTIBLE BONDS		28,678
TOTAL CORPORATE BONDS (Cost $37,723)		40,661
Money Market Funds - 4.9%
	Shares	Value (Note 1) (000s)
Fidelity Cash Central Fund, 5.35% (b)	81,966,144	$ 81,966
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	170,412,657	170,413
TOTAL MONEY MARKET FUNDS (Cost $252,379)		252,379
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $3,906,805)		5,280,589
NET OTHER ASSETS - (2.9)%		(151,144)
NET ASSETS - 100%		$ 5,129,445
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Non-income producing - Issuer is in default.
(e) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.
(g) Affiliated company

(h) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $21,536,000 or 0.4% of net assets.

(i) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $17,615,000 or 0.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
ICO North America, Inc. 7.5% 8/15/09	8/12/05	$ 11,095
Viasystems Group, Inc.	2/13/04	$ 12,594
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 2,960
Fidelity Securities Lending Cash Central Fund	1,071
Total	$ 4,031
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Alpha Natural Resources, Inc.	$ 50,922	$ 11,487	$ -	$ -	$ 51,440
Amkor Technology, Inc.	77,867	-	-	-	132,676
Capital Crossing Bank	6,897	-	-	-	7,764
Cenveo, Inc.	56,139	9,769	-	-	80,624
Forest Oil Corp.	120,974	2,688	-	-	118,008
Friendly Ice Cream Corp.	3,260	-	-	-	5,165
General Maritime Corp.	117,946	-	-	4,451	118,563
Interstate Bakeries Corp.	-	8,322	-	-	7,280
Merix Corp.	16,239	-	-	-	13,319
Nexstar Broadcasting Group, Inc. Class A	2,093	1,936	-	-	5,812
OMI Corp.	112,526	-	-	1,352	112,526
ON Semiconductor Corp.	112,444	-	-	-	149,448
Service Corp. International	117,896	2,018	-	870	169,406
Universal Compression Holdings, Inc.	82,523	12,673	-	-	92,745
Total	$ 877,726	$ 48,893	$ -	$ 6,673	$ 1,064,776
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	81.6%
Marshall Islands	7.8%
Singapore	2.9%
Bermuda	1.9%
Cayman Islands	1.6%
Canada	1.6%
Norway	1.0%
Others (individually less than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $165,353) - See accompanying schedule: Unaffiliated issuers (cost $2,941,719)	$ 3,963,434
Fidelity Central Funds (cost $252,379)	252,379
Other affiliated issuers (cost $712,707)	1,064,776
Total Investments (cost $3,906,805)		$ 5,280,589
Receivable for investments sold		56,863
Receivable for fund shares sold		12,845
Dividends receivable		1,229
Interest receivable		827
Prepaid expenses		19
Other receivables		152
Total assets		5,352,524

Liabilities
Payable for investments purchased	$ 43,001
Payable for fund shares redeemed	6,222
Accrued management fee	2,521
Other affiliated payables	883
Other payables and accrued expenses	39
Collateral on securities loaned, at value	170,413
Total liabilities		223,079

Net Assets		$ 5,129,445
Net Assets consist of:
Paid in capital		$ 3,703,260
Undistributed net investment income		4,599
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		47,802
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,373,784
Net Assets, for 172,809 shares outstanding		$ 5,129,445
Net Asset Value, offering price and redemption price per share ($5,129,445 ÷ 172,809 shares)		$ 29.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends (including $6,673 earned from other affiliated issuers)		$ 24,921
Interest		1,663
Income from Fidelity Central Funds		4,031
Total income		30,615

Expenses
Management fee	$ 14,118
Transfer agent fees	4,613
Accounting and security lending fees	531
Custodian fees and expenses	33
Independent trustees' compensation	8
Registration fees	95
Audit	35
Legal	48
Miscellaneous	63
Total expenses before reductions	19,544
Expense reductions	(113)	19,431
Net investment income (loss)		11,184
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	103,239
Foreign currency transactions	(22)
Total net realized gain (loss)		103,217
Change in net unrealized appreciation (depreciation) on: Investment securities		397,775
Net gain (loss)		500,992
Net increase (decrease) in net assets resulting from operations		$ 512,176

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 11,184	$ 22,425
Net realized gain (loss)	103,217	201,182
Change in net unrealized appreciation (depreciation)	397,775	191,436
Net increase (decrease) in net assets resulting from operations	512,176	415,043
Distributions to shareholders from net investment income	(19,040)	(28,125)
Distributions to shareholders from net realized gain	(219,421)	(54,860)
Total distributions	(238,461)	(82,985)
Share transactions Proceeds from sales of shares	1,048,128	1,839,637
Reinvestment of distributions	228,498	79,716
Cost of shares redeemed	(595,213)	(1,406,453)
Net increase (decrease) in net assets resulting from share transactions	681,413	512,900
Redemption fees	432	1,158
Total increase (decrease) in net assets	955,560	846,116

Net Assets
Beginning of period	4,173,885	3,327,769
End of period (including undistributed net investment income of $4,599 and undistributed net investment income of $13,934, respectively)	$ 5,129,445	$ 4,173,885
Other Information Shares
Sold	36,867	68,132
Issued in reinvestment of distributions	8,328	3,063
Redeemed	(21,061)	(53,133)
Net increase (decrease)	24,134	18,062

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2006	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 28.07	$ 25.48	$ 20.18	$ 14.93	$ 7.37	$ 10.66
Income from Investment Operations
Net investment income (loss) D	.07	.16	.24 G	.04	.01	.11
Net realized and unrealized gain (loss)	3.06	3.04	6.21	5.45	7.49	(3.22)
Total from investment operations	3.13	3.20	6.45	5.49	7.50	(3.11)
Distributions from net investment income	(.12)	(.21)	(.04)	-	-	(.20)
Distributions from net realized gain	(1.40)	(.41)	(1.12)	(.27)	-	-
Total distributions	(1.52)	(.62)	(1.16)	(.27)	-	(.20)
Redemption fees added to paid in capital D	- I	.01	.01	.03	.06	.02
Net asset value, end of period	$ 29.68	$ 28.07	$ 25.48	$ 20.18	$ 14.93	$ 7.37
Total Return B, C	11.66%	12.80%	33.93%	37.27%	102.58%	(29.40)%
Ratios to Average Net Assets E, H
Expenses before reductions	.85% A	.86%	.87%	.88%	.93%	1.14%
Expenses net of fee waivers, if any	.85% A	.86%	.87%	.88%	.93%	1.14%
Expenses net of all reductions	.85% A	.85%	.84%	.85%	.83%	.93%
Net investment income (loss)	.49% A	.60%	1.04% G	.23%	.07%	1.16%
Supplemental Data
Net assets, end of period (in millions)	$ 5,129	$ 4,174	$ 3,328	$ 1,504	$ 718	$ 36
Portfolio turnover rate F	18% A	23%	16%	35%	79%	203%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects an in-kind dividend received in a corporate reorganization which amounted to $.10 per share. Excluding this dividend, the ratio of net investment income (loss) to average net assets would have been .61%.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, defaulted bonds, market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,556,945
Unrealized depreciation	(180,963)
Net unrealized appreciation (depreciation)	$ 1,375,982
Cost for federal income tax purposes	$ 3,904,607

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $816,370 and $415,542, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .20% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $3 for the period.

Semiannual Report

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $1,071.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $12 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $2 and $37, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Fidelity Research & Analysis Company (formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST ®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

LSF-USAN-0307
1.789286.104

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

OTC

Portfolio

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,217.90	$ 5.31
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.42	$ 4.84

* Expenses are equal to the Fund's annualized expense ratio of .95%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A (sub. vtg.)	7.7	6.7
Nintendo Co. Ltd.	5.6	1.7
Microsoft Corp.	4.5	2.8
Apple, Inc.	4.1	4.7
eBay, Inc.	3.2	2.8
Cisco Systems, Inc.	2.9	1.6
Juniper Networks, Inc.	2.4	0.8
Research In Motion Ltd.	2.4	2.5
Business Objects SA sponsored ADR	2.2	0.0
Amgen, Inc.	2.2	3.1
	37.2
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	65.7	62.8
Health Care	14.0	16.0
Consumer Discretionary	8.9	7.9
Industrials	2.5	2.9
Telecommunication Services	2.4	1.0
Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Stocks 99.4%		Stocks 98.5%
	Short-Term Investments and Net Other Assets 0.6%		Short-Term Investments and Net Other Assets 1.5%
* Foreign investments	15.8%	** Foreign investments	11.3%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - 8.9%
Distributors - 0.4%
Building Materials Holding Corp. (d)	1,357,697	$ 32,354
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	167,800	7,283
Capella Education Co.	72,900	2,072
		9,355
Hotels, Restaurants & Leisure - 1.6%
BJ's Restaurants, Inc. (a)	1,058,805	21,600
Carrols Restaurant Group, Inc.	990,275	14,280
Morgans Hotel Group Co.	1,203,100	21,331
Starbucks Corp. (a)(d)	1,529,500	53,441
Texas Roadhouse, Inc. Class A (a)	1,397,410	18,921
The Cheesecake Factory, Inc. (a)(d)	587,200	16,224
		145,797
Household Durables - 0.0%
Comstock Homebuilding Companies, Inc. Class A (a)(d)	255,000	1,655
Media - 2.0%
Charter Communications, Inc. Class A (a)	2,656,700	9,298
Comcast Corp. Class A (a)	3,111,400	137,897
New Frontier Media, Inc.	1,000,000	9,190
TiVo, Inc. (a)(d)	3,854,075	20,619
		177,004
Multiline Retail - 1.0%
Sears Holdings Corp. (a)	515,000	90,975
Specialty Retail - 2.8%
Best Buy Co., Inc. (d)	1,051,550	52,998
Gamestop Corp.:
Class A (a)	16,095	860
Class B (a)	1,021,100	54,588
Hibbett Sporting Goods, Inc. (a)	50,000	1,606
OfficeMax, Inc.	744,800	35,966
Provogue (India) Ltd.	400,000	4,079
Staples, Inc.	996,400	25,627
The Children's Place Retail Stores, Inc. (a)	351,076	19,032
Urban Outfitters, Inc. (a)(d)	2,231,600	54,451
		249,207
Textiles, Apparel & Luxury Goods - 1.0%
Crocs, Inc.	513,600	25,855
Deckers Outdoor Corp. (a)(e)	675,500	39,388
Common Stocks - continued
	Shares	Value (Note 1) (000s)
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Iconix Brand Group, Inc. (a)	485,800	$ 9,672
Under Armour, Inc. Class A (sub. vtg.) (a)	240,000	12,192
		87,107
TOTAL CONSUMER DISCRETIONARY		793,454
CONSUMER STAPLES - 1.3%
Food & Staples Retailing - 0.6%
Costco Wholesale Corp.	515,500	28,961
Rite Aid Corp.	2,477,400	15,261
Susser Holdings Corp.	522,900	9,496
		53,718
Food Products - 0.7%
Dean Foods Co. (a)	1,436,300	63,556
TOTAL CONSUMER STAPLES		117,274
ENERGY - 1.9%
Energy Equipment & Services - 0.6%
BJ Services Co.	205,200	5,676
Nabors Industries Ltd. (a)	189,100	5,726
Noble Corp.	304,200	22,800
Weatherford International Ltd. (a)	346,600	13,996
		48,198
Oil, Gas & Consumable Fuels - 1.3%
Chesapeake Energy Corp.	194,900	5,771
CONSOL Energy, Inc.	368,600	12,691
International Coal Group, Inc. (a)	1,242,900	5,941
Massey Energy Co.	428,700	10,156
Peabody Energy Corp.	381,000	15,556
Petrohawk Energy Corp. (a)	261,300	3,015
Valero Energy Corp.	1,205,700	65,445
		118,575
TOTAL ENERGY		166,773
FINANCIALS - 2.1%
Capital Markets - 1.0%
Charles Schwab Corp.	3,738,300	70,729
Common Stocks - continued
	Shares	Value (Note 1) (000s)
FINANCIALS - continued
Capital Markets - continued
Investors Financial Services Corp.	30,200	$ 1,412
T. Rowe Price Group, Inc.	315,000	15,117
		87,258
Commercial Banks - 0.6%
Commerce Bancorp, Inc., New Jersey	292,500	9,881
East West Bancorp, Inc.	212,350	8,154
Fifth Third Bancorp	29,300	1,169
SVB Financial Group (a)	431,300	20,120
UCBH Holdings, Inc.	706,800	13,253
		52,577
Consumer Finance - 0.1%
Dollar Financial Corp. (a)	170,100	5,448
Diversified Financial Services - 0.0%
Chicago Mercantile Exchange Holdings, Inc. Class A	8,200	4,619
Insurance - 0.1%
Navigators Group, Inc. (a)	200,000	9,558
Real Estate Management & Development - 0.0%
GAGFAH SA	18,300	548
Thrifts & Mortgage Finance - 0.3%
Hudson City Bancorp, Inc.	1,914,000	26,356
TOTAL FINANCIALS		186,364
HEALTH CARE - 14.0%
Biotechnology - 9.8%
Alexion Pharmaceuticals, Inc. (a)	27,000	1,122
Alkermes, Inc. (a)	1,467,600	21,897
Alnylam Pharmaceuticals, Inc. (a)	107,755	2,282
Amgen, Inc. (a)	2,764,700	194,552
Amylin Pharmaceuticals, Inc. (a)	1,251,300	48,525
Biogen Idec, Inc. (a)	2,640,200	127,627
BioMarin Pharmaceutical, Inc. (a)	730,000	13,826
Celgene Corp. (a)	2,961,192	158,957
Cephalon, Inc. (a)	555,900	40,253
CV Therapeutics, Inc. (a)	950,000	12,816
Gilead Sciences, Inc. (a)	1,682,600	108,225
GTx, Inc. (a)	264,100	4,912
Myriad Genetics, Inc. (a)	300,000	10,722
PDL BioPharma, Inc. (a)	1,454,700	29,836
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Biotechnology - continued
Regeneron Pharmaceuticals, Inc. (a)	1,258,100	$ 25,024
Solexa, Inc. (a)	2,307,693	32,429
Solexa, Inc.:
warrants 11/22/10 (a)(f)	354,776	3,099
warrants 1/19/11 (a)(f)	452,917	3,991
Theravance, Inc. (a)	278,700	9,565
Transition Therapeutics, Inc. (a)	968,800	1,482
Vertex Pharmaceuticals, Inc. (a)	721,588	25,508
		876,650
Health Care Equipment & Supplies - 1.2%
Align Technology, Inc. (a)	100,000	1,655
ArthroCare Corp. (a)	100,000	3,690
Aspect Medical Systems, Inc. (a)	93,000	1,548
Cooper Companies, Inc.	645,200	30,776
Gen-Probe, Inc. (a)	285,800	14,782
Palomar Medical Technologies, Inc. (a)	123,400	6,140
Respironics, Inc. (a)	1,074,800	45,786
		104,377
Health Care Providers & Services - 0.8%
Bumrungrad Hospital PCL (For. Reg.)	3,597,300	3,727
Caremark Rx, Inc.	817,200	50,062
Express Scripts, Inc. (a)	246,900	17,164
		70,953
Health Care Technology - 0.6%
Cerner Corp. (a)	520,400	23,382
Emdeon Corp. (a)	1,859,750	26,520
		49,902
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	749,341	18,704
Exelixis, Inc. (a)	321,000	3,146
Illumina, Inc. (a)	51,884	2,119
Pharmaceutical Product Development, Inc.	340,700	11,754
		35,723
Pharmaceuticals - 1.2%
BioMimetic Therapeutics, Inc.	100,000	1,540
Elan Corp. PLC sponsored ADR (a)	1,896,400	23,610
Common Stocks - continued
	Shares	Value (Note 1) (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Sepracor, Inc. (a)	1,126,100	$ 64,255
Teva Pharmaceutical Industries Ltd. sponsored ADR	628,300	22,053
		111,458
TOTAL HEALTH CARE		1,249,063
INDUSTRIALS - 2.5%
Aerospace & Defense - 0.0%
AeroVironment, Inc. (a)	80,600	1,843
Air Freight & Logistics - 0.1%
C.H. Robinson Worldwide, Inc.	140,964	7,478
Airlines - 0.7%
JetBlue Airways Corp. (a)	4,715,775	64,512
Building Products - 0.0%
Builders FirstSource, Inc. (a)	150,000	2,721
Commercial Services & Supplies - 0.2%
Fuel Tech, Inc. (a)	221,000	6,363
Innerworkings, Inc.	754,300	9,693
		16,056
Construction & Engineering - 0.3%
Foster Wheeler Ltd. (a)	459,700	24,580
Electrical Equipment - 0.1%
Evergreen Solar, Inc. (a)	688,400	5,776
Q-Cells AG	11,000	569
		6,345
Machinery - 0.4%
Joy Global, Inc.	500,600	23,263
TurboChef Technologies, Inc. (a)(d)	1,157,094	17,229
		40,492
Marine - 0.1%
American Commercial Lines, Inc. (a)	100,000	7,044
Road & Rail - 0.4%
Landstar System, Inc.	758,822	32,091
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	700,000	17,535
TOTAL INDUSTRIALS		220,697
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - 65.7%
Communications Equipment - 10.1%
ADC Telecommunications, Inc. (a)	275,700	$ 4,450
Cisco Systems, Inc. (a)	9,736,800	258,902
Harris Corp.	253,600	12,888
Juniper Networks, Inc. (a)	12,107,302	219,384
NETGEAR, Inc. (a)	533,000	13,725
QUALCOMM, Inc.	4,364,400	164,363
Research In Motion Ltd. (a)	1,665,722	212,846
Riverbed Technology, Inc. (d)	171,300	5,242
Sonus Networks, Inc. (a)	2,222,000	16,087
		907,887
Computers & Peripherals - 10.3%
Apple, Inc. (a)	4,231,600	362,775
Dell, Inc. (a)	2,211,100	53,619
Hewlett-Packard Co.	3,177,800	137,535
Network Appliance, Inc. (a)	3,233,171	121,567
QLogic Corp. (a)	1,673,000	30,616
SanDisk Corp. (a)(d)	3,435,500	138,107
Seagate Technology	1,904,900	51,604
Sun Microsystems, Inc. (a)	4,487,700	29,798
		925,621
Electronic Equipment & Instruments - 0.8%
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,620,450	45,240
IPG Photonics Corp.	14,100	372
Motech Industries, Inc.	601,000	8,615
Sunpower Corp. Class A (a)(d)	307,200	13,609
		67,836
Internet Software & Services - 14.1%
Akamai Technologies, Inc. (a)	1,294,375	72,718
Art Technology Group, Inc. (a)	586,095	1,506
CNET Networks, Inc. (a)	1,160,100	10,615
CyberSource Corp. (a)	1,448,088	18,680
eBay, Inc. (a)	8,855,400	286,826
Equinix, Inc. (a)	556,500	46,785
Google, Inc. Class A (sub. vtg.) (a)	1,362,900	683,223
Internet Capital Group, Inc. (a)	811,935	9,037
LivePerson, Inc. (a)	1,230,538	7,617
LoopNet, Inc.	317,100	5,315
Open Text Corp. (a)(d)	124,900	2,346
SAVVIS, Inc. (a)	470,800	21,101
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
United Internet AG	580,000	$ 10,825
Yahoo!, Inc. (a)	2,883,416	81,630
		1,258,224
IT Services - 2.7%
Cognizant Technology Solutions Corp. Class A (a)	1,217,175	103,813
First Data Corp.	1,221,900	30,376
Infosys Technologies Ltd. sponsored ADR	1,101,800	63,904
Isilon Systems, Inc.	234,600	5,417
Paychex, Inc.	344,200	13,771
Sapient Corp. (a)	2,982,000	18,727
Satyam Computer Services Ltd. sponsored ADR	252,400	5,876
		241,884
Semiconductors & Semiconductor Equipment - 10.0%
Altera Corp. (a)	2,960,500	59,358
Applied Materials, Inc.	3,657,700	64,851
Applied Micro Circuits Corp. (a)	3,428,400	11,794
Atheros Communications, Inc. (a)	441,325	10,486
Atmel Corp. (a)	3,455,700	20,665
Broadcom Corp. Class A (a)	4,205,709	134,246
Conexant Systems, Inc. (a)	2,500,000	4,650
Cypress Semiconductor Corp. (a)	979,300	18,068
Diodes, Inc. (a)	250,000	9,168
FormFactor, Inc. (a)	696,400	28,309
Himax Technologies, Inc. sponsored ADR	1,433,700	7,326
Integrated Device Technology, Inc. (a)	917,300	13,879
Intel Corp.	7,660,600	160,566
KLA-Tencor Corp.	917,300	45,159
Linear Technology Corp.	397,100	12,290
Marvell Technology Group Ltd. (a)	6,454,106	118,046
Maxim Integrated Products, Inc.	2,898,300	89,268
NVIDIA Corp. (a)	430,700	13,201
PMC-Sierra, Inc. (a)	436,600	2,751
Saifun Semiconductors Ltd. (a)	315,500	4,401
Silicon Motion Technology Corp. sponsored ADR (a)	1,047,100	19,298
SiRF Technology Holdings, Inc. (a)	915,500	26,879
Vimicro International Corp. sponsored ADR (a)	1,570,300	14,871
Virage Logic Corp. (a)	333,000	2,571
Volterra Semiconductor Corp. (a)	479,378	6,318
		898,419
Common Stocks - continued
	Shares	Value (Note 1) (000s)
INFORMATION TECHNOLOGY - continued
Software - 17.7%
Activision, Inc. (a)(d)	1,682,181	$ 28,648
Adobe Systems, Inc. (a)	1,299,856	50,525
Business Objects SA sponsored ADR (a)	5,325,500	200,452
Cadence Design Systems, Inc. (a)	731,100	13,818
Callidus Software, Inc. (a)	1,000,000	7,530
Cognos, Inc. (a)	519,500	22,406
Electronic Arts, Inc. (a)	1,020,400	51,020
Guidance Software, Inc.	249,900	3,616
Microsoft Corp.	12,936,800	399,230
Nintendo Co. Ltd.	1,698,900	501,146
Opsware, Inc. (a)	1,242,664	9,941
Oracle Corp. (a)	5,193,000	89,112
Quest Software, Inc. (a)	3,377,621	50,428
Red Hat, Inc. (a)	3,614,010	82,146
Salesforce.com, Inc. (a)	507,700	22,252
Sandvine Corp. (U.K.)	1,259,700	2,574
Sonic Solutions, Inc. (a)	100,000	1,835
Synopsys, Inc. (a)	339,600	9,033
Take-Two Interactive Software, Inc. (a)(d)	1,230,200	21,381
THQ, Inc. (a)	513,000	15,544
		1,582,637
TOTAL INFORMATION TECHNOLOGY		5,882,508
MATERIALS - 0.6%
Chemicals - 0.3%
Monsanto Co.	472,000	26,002
Metals & Mining - 0.3%
Century Aluminum Co. (a)	315,300	14,371
Titanium Metals Corp.	581,200	17,924
		32,295
TOTAL MATERIALS		58,297
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 1.4%
Cogent Communications Group, Inc. (a)	1,521,299	31,947
Level 3 Communications, Inc. (a)	7,968,000	49,481
Common Stocks - continued
	Shares	Value (Note 1) (000s)
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telenor ASA sponsored ADR	254,900	$ 15,638
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	1,100,000	25,608
		122,674
Wireless Telecommunication Services - 1.0%
Harris Stratex Networks, Inc. (a)	204,471	4,494
InPhonic, Inc. (a)(d)	236,214	3,279
NII Holdings, Inc. (a)	1,044,800	77,106
SBA Communications Corp. Class A (a)	274,000	8,141
		93,020
TOTAL TELECOMMUNICATION SERVICES		215,694
TOTAL COMMON STOCKS (Cost $7,870,587)		8,890,124
Money Market Funds - 1.7%

Fidelity Cash Central Fund, 5.35% (b)	32,959,421	32,959
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	117,967,877	117,968
TOTAL MONEY MARKET FUNDS (Cost $150,927)		150,927
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $8,021,514)		9,041,051
NET OTHER ASSETS - (1.1)%		(95,276)
NET ASSETS - 100%		$ 8,945,775
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,090,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Solexa, Inc. warrants 11/22/10	11/21/05	$ 0
Solexa, Inc. warrants 1/19/11	1/18/06	$ 0
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 1,352
Fidelity Securities Lending Cash Central Fund	712
Total	$ 2,064
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Deckers Outdoor Corp.	$ 28,803	$ -	$ -	$ -	$ 39,388
Red Robin Gourmet Burgers, Inc.	53,592	-	46,854	-	-
Total	$ 82,395	$ -	$ 46,854	$ -	$ 39,388
Other Information
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	84.2%
Japan	5.6%
Canada	2.7%
France	2.2%
Bermuda	1.6%
Cayman Islands	1.3%
Others (individually less than 1%)	2.4%
100.0%
Income Tax Information
At July 31, 2006, the fund had a capital loss carryforward of approximately $3,832,690,000 of which $2,582,795,000 and $1,249,895,000 will expire on July 31, 2010 and 2011, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $112,470) - See accompanying schedule: Unaffiliated issuers (cost $7,851,819)	$ 8,850,736
Fidelity Central Funds (cost $150,927)	150,927
Other affiliated issuers (cost $18,768)	39,388
Total Investments (cost $8,021,514)		$ 9,041,051
Cash		55
Foreign currency held at value (cost $10,284)		10,284
Receivable for investments sold		148,662
Receivable for fund shares sold		5,720
Dividends receivable		842
Interest receivable		185
Prepaid expenses		34
Other receivables		389
Total assets		9,207,222

Liabilities
Payable for investments purchased	$ 123,440
Payable for fund shares redeemed	12,593
Accrued management fee	5,315
Other affiliated payables	1,843
Other payables and accrued expenses	288
Collateral on securities loaned, at value	117,968
Total liabilities		261,447

Net Assets		$ 8,945,775
Net Assets consist of:
Paid in capital		$ 11,311,358
Accumulated net investment loss		(22,612)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(3,362,353)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,019,382
Net Assets, for 211,689 shares outstanding		$ 8,945,775
Net Asset Value, offering price and redemption price per share ($8,945,775 ÷ 211,689 shares)		$ 42.26

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 14,745
Interest		43
Income from Fidelity Central Funds		2,064
Total income		16,852

Expenses
Management fee Basic fee	$ 25,820
Performance adjustment	3,525
Transfer agent fees	9,378
Accounting and security lending fees	604
Custodian fees and expenses	225
Independent trustees' compensation	13
Appreciation in deferred trustee compensation account	1
Registration fees	39
Audit	44
Legal	93
Miscellaneous	126
Total expenses before reductions	39,868
Expense reductions	(569)	39,299
Net investment income (loss)		(22,447)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $177)	520,863
Other affiliated issuers	(13,690)
Foreign currency transactions	(111)
Total net realized gain (loss)		507,062
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $177)	1,124,092
Assets and liabilities in foreign currencies	24
Total change in net unrealized appreciation (depreciation)		1,124,116
Net gain (loss)		1,631,178
Net increase (decrease) in net assets resulting from operations		$ 1,608,731

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (22,447)	$ (20,781)
Net realized gain (loss)	507,062	603,052
Change in net unrealized appreciation (depreciation)	1,124,116	(840,851)
Net increase (decrease) in net assets resulting from operations	1,608,731	(258,580)
Share transactions Proceeds from sales of shares	762,093	1,366,517
Cost of shares redeemed	(794,559)	(1,801,274)
Net increase (decrease) in net assets resulting from share transactions	(32,466)	(434,757)
Total increase (decrease) in net assets	1,576,265	(693,337)

Net Assets
Beginning of period	7,369,510	8,062,847
End of period (including accumulated net investment loss of $22,612 and accumulated net investment loss of $165, respectively)	$ 8,945,775	$ 7,369,510
Other Information Shares
Sold	19,336	36,636
Redeemed	(20,023)	(48,306)
Net increase (decrease)	(687)	(11,670)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005	2004	2003	2002
Selected Per-Share Data
Net asset value, beginning of period	$ 34.70	$ 35.99	$ 30.43	$ 28.33	$ 23.46	$ 32.96
Income from Investment Operations
Net investment income (loss) D	(.11)	(.10) G	.37 H	(.17)	(.17)	(.24)
Net realized and unrealized gain (loss)	7.67	(1.19)	5.60	2.27	5.04	(9.26)
Total from investment operations	7.56	(1.29)	5.97	2.10	4.87	(9.50)
Distributions from net investment income	-	-	(.41)	-	-	-
Net asset value, end of period	$ 42.26	$ 34.70	$ 35.99	$ 30.43	$ 28.33	$ 23.46
Total Return B, C	21.79%	(3.58)%	19.70%	7.41%	20.76%	(28.82)%
Ratios to Average Net Assets E, I
Expenses before reductions	.95% A	.80%	.81%	.91%	1.18%	1.14%
Expenses net of fee waivers, if any	.95% A	.80%	.81%	.91%	1.18%	1.14%
Expenses net of all reductions	.94% A	.75%	.75%	.89%	1.12%	1.09%
Net investment income (loss)	(.53)% A	(.26)% G	1.13% H	(.53)%	(.71)%	(.81)%
Supplemental Data
Net assets, end of period (in millions)	$ 8,946	$ 7,370	$ 8,063	$ 7,322	$ 7,041	$ 5,911
Portfolio turnover rate F	148% A	149%	117%	61%	116%	120%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.03 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.34)%.

H Investment income per share reflects a special dividend which amounted to $.46 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.27)%.

I Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Fidelity OTC Portfolio (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

1. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), Independent Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, net operating losses, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 1,453,507
Unrealized depreciation	(470,662)
Net unrealized appreciation (depreciation)	$ 982,845
Cost for federal income tax purposes	$ 8,058,206

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

1. Significant Accounting Policies - continued

New Accounting Pronouncements - continued

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $6,156,361 and $6,155,641, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .70% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .22% of average net assets.

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $76 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except ratios)

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $10 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $712.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $157 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $5 and $283, respectively.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investments
Advisors

Fidelity International Investments
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

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Brown Brothers Harriman & Co.
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Fidelity®

Real Estate Income

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Actual	$ 1,000.00	$ 1,089.20	$ 4.69
Hypothetical (5% return per year before expenses)	$ 1,000.00	$ 1,020.72	$ 4.53

* Expenses are equal to the Fund's annualized expense ratio of .89%; multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments in each Fidelity Central Fund.
Top Five Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
General Growth Properties, Inc.	1.3	1.0
The Mills Corp. 6.75%	1.0	0.5
Developers Diversified Realty Corp.	0.9	0.3
Vornado Realty Trust	0.9	0.3
MFA Mortgage Investments, Inc. Series A, 8.50%	0.9	1.1
	5.0
Top 5 Bonds as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
American Financial Realty Trust 4.375% 7/15/24	1.5	0.9
Thornburg Mortgage, Inc. 8% 5/15/13	1.1	1.1
Senior Housing Properties Trust 8.625% 1/15/12	1.0	0.5
Ventas Realty LP 9% 5/1/12	0.9	0.7
Kimball Hill, Inc. 10.5% 12/15/12	0.7	0.1
	5.2
Asset Allocation (% of fund's net assets)
As of January 31, 2007*		As of July 31, 2006**
	Common Stocks 21.9%		Common Stocks 18.4%
	Preferred Stocks 20.1%		Preferred Stocks 25.0%
	Bonds 45.6%		Bonds 44.2%
	Convertible Securities 4.8%		Convertible Securities 3.4%
	Other Investments 3.7%		Other Investments 2.9%
	Short-Term Investments and Net Other Assets 3.9%		Short-Term Investments and Net Other Assets 6.1%
* Foreign investments	1.0%	** Foreign investments	0.4%

Percentages are adjusted for the effect of futures and swap contacts, if applicable.
For an unaudited list of holdings for each Fidelity Equity and Fixed-Income Central Fund, visit fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports.

Semiannual Report

Investments January 31, 2007

Showing Percentage of Net Assets

Common Stocks - 21.9%
	Shares		Value (Note 1)
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.9%
Red Lion Hotels Corp. (a)	56,400		$ 678,492
Starwood Hotels & Resorts Worldwide, Inc.	84,900		5,313,042
			5,991,534
FINANCIALS - 20.4%
Real Estate Investment Trusts - 20.2%
Acadia Realty Trust (SBI)	98,700		2,535,603
Alexandria Real Estate Equities, Inc.	45,000		4,876,200
AMB Property Corp. (SBI)	40,000		2,434,000
American Financial Realty Trust (SBI)	211,100		2,360,098
Annaly Capital Management, Inc.	367,600		5,065,528
Anworth Mortgage Asset Corp.	394,300		3,619,674
Archstone-Smith Trust	20,600		1,302,126
AvalonBay Communities, Inc.	21,900		3,249,084
BioMed Realty Trust, Inc.	8,000		238,640
Boston Properties, Inc.	17,800		2,244,402
Capital Lease Funding, Inc.	159,500		1,787,995
CBRE Realty Finance, Inc.	184,000		3,039,680
Cogdell Spencer, Inc.	42,700		962,458
Corporate Office Properties Trust (SBI)	35,700		1,902,096
Cousins Properties, Inc.	25,000		978,500
Cypress Sharpridge Investments, Inc. (a)(d)	180,000		1,800,000
DCT Industrial Trust, Inc.	237,000		2,801,340
Developers Diversified Realty Corp.	89,800		6,027,376
DiamondRock Hospitality Co.	37,100		699,335
Douglas Emmett, Inc.	36,200		990,432
Duke Realty LP	68,400		3,017,808
Education Realty Trust, Inc.	53,000		796,590
Equity Lifestyle Properties, Inc.	78,130		4,315,120
Equity Residential (SBI)	99,100		5,577,348
Fieldstone Investment Corp.	200,217		702,762
General Growth Properties, Inc.	142,440		8,762,909
GMH Communities Trust	95,900		940,779
Health Care Property Investors, Inc.	88,400		3,646,500
Health Care REIT, Inc.	10,000		468,100
HomeBanc Mortgage Corp., Georgia	313,700		1,038,347
Host Hotels & Resorts, Inc.	163,349		4,323,848
Inland Real Estate Corp.	227,700		4,604,094
Innkeepers USA Trust (SBI)	61,500		1,007,985
Kilroy Realty Corp.	15,500		1,346,020
Kimco Realty Corp.	45,100		2,236,960
Common Stocks - continued
	Shares		Value (Note 1)
FINANCIALS - continued
Real Estate Investment Trusts - continued
KKR Financial Corp.	11,800		$ 319,308
Luminent Mortgage Capital, Inc.	105,000		972,300
MFA Mortgage Investments, Inc.	342,400		2,547,456
Nationwide Health Properties, Inc.	87,900		2,928,828
New York Mortgage Trust, Inc.	211,000		622,450
Newcastle Investment Corp.	108,200		3,507,844
Origen Financial, Inc. (d)	75,000		428,250
Potlatch Corp.	16,000		755,360
ProLogis Trust	33,366		2,168,790
Regency Centers Corp.	34,800		3,031,080
Resource Capital Corp.	75,000		1,399,500
Simon Property Group, Inc.	23,804		2,722,940
Spirit Finance Corp.	280,600		3,513,112
Thornburg Mortgage, Inc. (SBI)	8,000		215,200
Trustreet Properties, Inc.	65,100		1,102,794
United Dominion Realty Trust, Inc. (SBI)	68,100		2,232,999
Ventas, Inc.	47,400		2,192,250
Vornado Realty Trust	48,000		5,872,800
Washington (REIT) (SBI)	62,800		2,684,700
Weingarten Realty Investors (SBI)	24,800		1,227,848
			132,145,546
Real Estate Management & Development - 0.2%
HFF, Inc. (a)	3,000		56,100
The St. Joe Co.	16,700		966,930
			1,023,030
TOTAL FINANCIALS			133,168,576
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
Capital Senior Living Corp. (a)	160,000		1,702,400
Emeritus Corp. (a)	30,000		816,300
Sun Healthcare Group, Inc. (a)	30,000		369,600
			2,888,300
MATERIALS - 0.2%
Paper & Forest Products - 0.2%
Weyerhaeuser Co.	14,200		1,065,000
TOTAL COMMON STOCKS (Cost $116,061,618)		143,113,410
Preferred Stocks - 22.5%
	Shares		Value (Note 1)
Convertible Preferred Stocks - 2.4%
FINANCIALS - 2.4%
Real Estate Investment Trusts - 2.4%
Annaly Capital Management, Inc. Series B, 6.00%	20,000		$ 574,860
Crescent Real Estate Equities Co. Series A, 6.75%	17,700		389,400
Equity Office Properties Trust Series B, 5.25%	10,500		813,750
Health Care REIT, Inc. 7.50%	88,500		3,009,000
HRPT Properties Trust 6.50%	80,000		2,134,560
Lexington Corporate Properties Trust Series C 6.50%	2,300		107,180
The Mills Corp.:
6.75% (d)	7,008		6,832,800
Series F, 6.75%	1,100		1,072,500
Trustreet Properties, Inc. Series C, 7.50%	27,300		688,779
			15,622,829
Nonconvertible Preferred Stocks - 20.1%
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Hilton Hotels Corp. 8.00%	4,800		122,304
FINANCIALS - 20.1%
Diversified Financial Services - 0.5%
DRA CRT Acquisition Corp. Series A, 8.50%	25,000		615,000
Red Lion Hotels Capital Trust 9.50%	87,750		2,369,250
			2,984,250
Real Estate Investment Trusts - 18.8%
Accredited Mortgage Loan Trust Series A, 9.75%	182,695		4,547,279
Alexandria Real Estate Equities, Inc.:
Series B, 9.10%	101,200		2,555,300
Series C, 8.375%	65,000		1,752,400
American Home Mortgage Investment Corp.:
Series A, 9.75%	120,000		3,186,000
Series B, 9.25%	123,700		3,222,385
Annaly Capital Management, Inc. Series A, 7.875%	157,000		3,957,970
Anthracite Capital, Inc. Series C, 9.375%	46,000		1,200,600
Anworth Mortgage Asset Corp. Series A, 8.625%	217,827		5,565,480
Apartment Investment & Management Co.:
Series G, 9.375%	66,600		1,754,910
Series T, 8.00%	57,500		1,469,125
Ashford Hospitality Trust, Inc. Series A, 8.55%	100,000		2,615,000
Capital Lease Funding, Inc. Series A, 8.125%	2,000		51,600
CBL & Associates Properties, Inc. Series B, 8.75%	64,800		3,275,640
Preferred Stocks - continued
	Shares		Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Cedar Shopping Centers, Inc. 8.875%	90,000		$ 2,403,000
CenterPoint Properties Trust Series D, 5.377%	3,575		2,931,500
Colonial Properties Trust (depositary shares) Series D, 8.125%	3,500		89,915
Cousins Properties, Inc. Series A, 7.75%	81,700		2,078,448
Crescent Real Estate Equities Co. Series B, 9.50%	33,900		861,060
Developers Diversified Realty Corp. (depositary shares):
Series F, 8.60%	46,160		1,171,541
Series G, 8.00%	20,000		514,000
Digital Realty Trust, Inc. Series A, 8.50%	120,000		3,102,000
Duke Realty LP (depositary shares) Series B, 7.99%	74,700		3,735,000
Eagle Hospitality Properties Trust, Inc. Series A, 8.25%	24,000		606,720
Eastgroup Properties, Inc. Series D, 7.95%	103,900		2,672,308
Entertainment Properties Trust Series A 9.50%	20,000		508,200
Equity Inns, Inc. Series B, 8.75%	41,900		1,104,484
Glimcher Realty Trust Series F, 8.75%	32,000		836,800
Highwoods Properties, Inc.:
Series A, 8.625%	214		222,560
Series B, 8.00%	8,266		209,874
Home Properties of New York, Inc. Series F, 9.00%	34,750		888,558
HomeBanc Mortgage Corp., Georgia Series A, 10.00%	111,085		2,682,703
Host Hotels & Resorts, Inc. Series E, 8.875%	50,000		1,350,500
HRPT Properties Trust Series B, 8.75%	41,200		1,046,480
Impac Mortgage Holdings, Inc. Series C, 9.125%	27,100		635,766
Innkeepers USA Trust Series C, 8.00%	42,400		1,086,288
LaSalle Hotel Properties:
Series A, 10.25%	208,200		5,250,804
Series B, 8.375%	19,400		504,400
LBA Realty Fund II:
Series A, 8.75% (d)	69,000		2,613,375
Series B, 7.625%	24,800		514,600
Lexington Corporate Properties Trust Series B, 8.05%	74,500		1,897,515
MFA Mortgage Investments, Inc. Series A, 8.50%	229,400		5,801,526
Mid-America Apartment Communities, Inc. Series H, 8.30%	27,800		726,970
Nationwide Health Properties, Inc. 7.677%	36,939		3,767,778
New Century Financial Corp. Series B 9.75%	10,000		250,000
New Plan Excel Realty Trust (depositary shares) Series D, 7.80%	42,106		2,126,353
Newcastle Investment Corp. Series B, 9.75%	199,700		5,212,170
NorthStar Realty Finance Corp. Series A 8.75%	20,000		523,000
Preferred Stocks - continued
	Shares		Value (Note 1)
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Omega Healthcare Investors, Inc. Series D, 8.375%	79,800		$ 2,043,678
Parkway Properties, Inc. Series D, 8.00%	40,000		1,015,200
Prime Group Realty Trust Series B, 9.00%	60,000		1,092,000
ProLogis Trust Series C, 8.54%	6,478		376,372
RAIT Investment Trust:
Series A, 7.75%	24,200		619,278
Series B, 8.375%	81,300		2,129,247
Realty Income Corp. 8.25%	76,800		2,022,912
Saul Centers, Inc. 8.00%	113,300		2,950,332
Simon Property Group, Inc.:
Series G, 7.89%	29,600		1,533,280
Series J, 8.375%	9,100		632,450
Strategic Hotel & Resorts, Inc. 8.50% (d)	119,500		3,107,000
The Mills Corp.:
Series B, 9.00%	46,400		1,180,880
Series C, 9.00%	157,300		4,003,285
Series E, 8.75%	151,020		3,843,459
Series G, 7.875%	20,767		517,098
United Dominion Realty Trust, Inc. Series B, 8.60%	12,500		320,625
			122,466,981
Real Estate Management & Development - 0.3%
Affordable Residential Communties, Inc. Series A, 8.25%	83,000		2,116,500
Thrifts & Mortgage Finance - 0.5%
Fannie Mae 7.00%	20,000		1,076,600
MFH Financial Trust I 9.50% (d)	22,660		2,337,379
			3,413,979
TOTAL FINANCIALS			130,981,710
TOTAL NONCONVERTIBLE PREFERRED STOCKS			131,104,014
TOTAL PREFERRED STOCKS (Cost $144,024,249)		146,726,843
Corporate Bonds - 31.6%
	Principal Amount (c)		Value (Note 1)
Convertible Bonds - 2.4%
FINANCIALS - 2.4%
Real Estate Investment Trusts - 2.3%
American Financial Realty Trust 4.375% 7/15/24	$ 10,250,000		$ 9,775,929
BioMed Realty LP 4.5% 10/1/26 (d)	1,000,000		993,100
Essex Portfolio LP 3.625% 11/1/25 (d)	400,000		567,600
MPT Operating Partnership LP 6.125% 11/15/11 (d)	1,000,000		1,091,500
Ventas, Inc. 3.875% 11/15/11 (d)	1,500,000		1,604,850
Washington (REIT) 3.875% 9/15/26	750,000		762,750
			14,795,729
Real Estate Management & Development - 0.1%
ERP Operating LP 3.85% 8/15/26	1,000,000		1,063,960
TOTAL FINANCIALS			15,859,689
Nonconvertible Bonds - 29.2%
CONSUMER DISCRETIONARY - 5.6%
Hotels, Restaurants & Leisure - 0.6%
FelCor Lodging LP 9% 6/1/11 (e)	1,500,000		1,584,375
Host Marriott LP 7% 8/15/12	1,000,000		1,008,750
Landry's Seafood Restaurants, Inc. 7.5% 12/15/14	1,500,000		1,473,750
			4,066,875
Household Durables - 5.0%
Beazer Homes USA, Inc.:
8.125% 6/15/16	1,000,000		1,041,250
8.375% 4/15/12	1,000,000		1,030,000
D.R. Horton, Inc. 4.875% 1/15/10	1,000,000		967,500
K. Hovnanian Enterprises, Inc.:
6% 1/15/10	420,000		405,300
6.25% 1/15/16	1,000,000		927,500
7.5% 5/15/16	1,000,000		1,000,000
7.75% 5/15/13	4,500,000		4,477,500
KB Home:
5.875% 1/15/15	1,500,000		1,383,470
6.25% 6/15/15	3,000,000		2,818,647
7.75% 2/1/10	1,500,000		1,522,500
Kimball Hill, Inc. 10.5% 12/15/12	4,825,000		4,716,438
Meritage Homes Corp. 6.25% 3/15/15	3,500,000		3,255,000
Standard Pacific Corp.:
6.5% 8/15/10	500,000		492,500
Corporate Bonds - continued
	Principal Amount (c)		Value (Note 1)
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Standard Pacific Corp.: - continued
9.25% 4/15/12	$ 2,000,000		$ 2,055,000
Stanley-Martin Communities LLC 9.75% 8/15/15	3,370,000		2,965,600
Technical Olympic USA, Inc.:
7.5% 3/15/11	200,000		170,000
8.25% 4/1/11 (d)	500,000		480,000
WCI Communities, Inc.:
7.875% 10/1/13	500,000		472,500
9.125% 5/1/12	2,250,000		2,205,000
			32,385,705
TOTAL CONSUMER DISCRETIONARY				36,452,580
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Ahold Lease Series 2001 A1 pass thru trust certificates 7.82% 1/2/20		1,425,527		1,532,442
FINANCIALS - 22.5%
Real Estate Investment Trusts - 18.8%
AMB Property LP 3.5% 3/1/09		1,000,000		960,857
Archstone-Smith Trust 5% 8/15/07		1,020,000		1,017,772
Arden Realty LP:
5.2% 9/1/11		740,000		735,273
5.25% 3/1/15		400,000		392,158
7% 11/15/07		1,000,000		1,011,878
8.5% 11/15/10		1,000,000		1,104,400
AvalonBay Communities, Inc. 5.5% 1/15/12		1,000,000		1,000,496
Bay Apartment Communities, Inc. 6.625% 1/15/08		840,000		846,287
Brandywine Operating Partnership LP 4.5% 11/1/09		1,000,000		971,603
BRE Properties, Inc. 5.75% 9/1/09		1,800,000		1,803,888
Camden Property Trust 4.375% 1/15/10		2,370,000		2,301,588
Colonial Properties Trust 7% 7/14/07		3,450,000		3,472,439
Commercial Net Lease Realty, Inc.:
6.15% 12/15/15		100,000		100,654
6.25% 6/15/14		500,000		507,316
Crescent Real Estate Equities LP 7.5% 9/15/07 (e)		1,500,000		1,507,500
Crescent Real Estate Equities LP/Crescent Finance Co. 9.25% 4/15/09		2,500,000		2,575,000
Corporate Bonds - continued
		Principal Amount (c)		Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Developers Diversified Realty Corp.:
5% 5/3/10		$ 1,000,000		$ 983,213
6.625% 1/15/08		550,000		555,091
7.5% 7/15/18		200,000		220,884
Duke Realty LP:
5.25% 1/15/10		200,000		198,420
6.8% 2/12/09		1,500,000		1,535,489
Evans Withycombe Residential LP 7.625% 4/15/07		1,675,000		1,679,635
Federal Realty Investment Trust 6.125% 11/15/07		1,200,000		1,203,665
Health Care Property Investors, Inc.:
6% 3/1/15		500,000		493,908
6% 1/30/17		1,000,000		988,883
6.3% 9/15/16		4,500,000		4,539,987
Health Care REIT, Inc.:
6% 11/15/13		1,000,000		992,331
6.2% 6/1/16		1,000,000		1,000,826
7.5% 8/15/07		450,000		453,312
8% 9/12/12		2,450,000		2,675,819
Healthcare Realty Trust, Inc. 8.125% 5/1/11		1,790,000		1,927,547
Heritage Property Investment Trust, Inc. 4.5% 10/15/09		1,500,000		1,458,869
Highwoods/Forsyth LP 7.125% 2/1/08		950,000		962,551
HMB Capital Trust V 8.99% 12/15/36 (d)(e)		2,530,000		2,530,000
Hospitality Properties Trust 6.75% 2/15/13		610,000		634,609
Host Hotels & Resorts LP 6.875% 11/1/14 (d)		1,000,000		1,005,000
HRPT Properties Trust:
5.9606% 3/16/11 (e)		1,575,000		1,575,764
6.5% 1/15/13		200,000		206,158
iStar Financial, Inc.:
5.125% 4/1/11		1,000,000		977,180
5.7% 9/15/09 (d)(e)		1,000,000		1,000,825
5.9106% 3/16/09 (e)		500,000		503,810
6.5% 12/15/13		1,000,000		1,013,750
7% 3/15/08		1,800,000		1,824,750
Liberty Property LP 7.25% 8/15/07		1,500,000		1,506,984
Mack-Cali Realty LP 7.25% 3/15/09		180,000		185,890
Nationwide Health Properties, Inc.:
6% 5/20/15		1,000,000		980,109
6.5% 7/15/11		1,500,000		1,527,963
8.25% 7/1/12		1,300,000		1,403,663
Corporate Bonds - continued
		Principal Amount (c)		Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
New Plan Excel Realty Trust 7.35% 6/15/07		$ 1,750,000		$ 1,755,919
Omega Healthcare Investors, Inc. 7% 4/1/14		3,970,000		3,979,925
ProLogis Trust 7.1% 4/15/08		775,000		784,349
Reckson Operating Partnership LP 7.75% 3/15/09		2,600,000		2,707,120
Rouse Co.:
5.375% 11/26/13		2,000,000		1,866,740
7.2% 9/15/12		3,220,000		3,323,037
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (d)		500,000		503,050
Security Capital Industrial Trust 7.95% 5/15/08		64,000		65,126
Senior Housing Properties Trust:
7.875% 4/15/15		355,000		366,538
8.625% 1/15/12		5,800,000		6,278,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		1,000,000		1,015,743
7.75% 2/22/11		500,000		534,124
Simon Property Group LP:
5% 3/1/12		1,000,000		978,644
5.375% 8/28/08		550,000		549,138
Tanger Properties LP 9.125% 2/15/08		300,000		312,186
Thornburg Mortgage, Inc. 8% 5/15/13		6,995,000		6,995,000
Trustreet Properties, Inc. 7.5% 4/1/15		3,500,000		3,780,000
United Dominion Realty Trust, Inc.:
4.5% 3/3/08		2,250,000		2,207,288
5% 1/15/12		1,000,000		969,149
5.13% 1/15/14		500,000		484,447
6.05% 6/1/13		2,500,000		2,514,508
6.5% 6/15/09		325,000		332,964
Ventas Realty LP:
6.5% 6/1/16		2,730,000		2,736,825
6.625% 10/15/14		3,920,000		3,949,400
6.75% 6/1/10		2,100,000		2,136,750
6.75% 4/1/17		2,000,000		2,020,000
8.75% 5/1/09		800,000		844,000
9% 5/1/12		5,511,000		6,172,320
Vornado Realty LP 4.5% 8/15/09		1,000,000		972,136
Vornado Realty Trust 5.625% 6/15/07		2,700,000		2,698,196
				122,889,116
Corporate Bonds - continued
		Principal Amount (c)		Value (Note 1)
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Management & Development - 3.1%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		$ 1,000,000		$ 987,500
8.125% 6/1/12		3,190,000		3,265,763
Colonial Realty LP 6.05% 9/1/16		1,000,000		1,009,022
EOP Operating LP:
5.96% 10/1/10 (e)		3,000,000		3,029,772
7.5% 4/19/29		2,000,000		2,455,824
First Industrial LP:
5.25% 6/15/09		1,000,000		989,297
7.375% 3/15/11		2,100,000		2,223,650
7.6% 5/15/07		1,000,000		1,005,685
Post Apartment Homes LP:
5.125% 10/12/11		1,500,000		1,456,479
7.7% 12/20/10		2,500,000		2,668,798
Price Development Co. LP 7.29% 3/11/08		1,100,000		1,108,250
				20,200,040
Thrifts & Mortgage Finance - 0.6%
Wrightwood Capital LLC 9% 6/1/14 (h)		4,000,000		3,980,000
TOTAL FINANCIALS				147,069,156
HEALTH CARE - 0.6%
Health Care Providers & Services - 0.6%
Tenet Healthcare Corp. 7.375% 2/1/13		4,000,000		3,700,000
TELECOMMUNICATION SERVICES - 0.3%
Wireless Telecommunication Services - 0.3%
American Tower Corp. 7.125% 10/15/12		2,000,000		2,057,500
TOTAL NONCONVERTIBLE BONDS				190,811,678
TOTAL CORPORATE BONDS (Cost $204,719,907)			206,671,367
Asset-Backed Securities - 3.4%
		Principal Amount (c)		Value (Note 1)
Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M9, 7.82% 10/25/34 (d)(e)		$ 2,000,000		$ 1,921,833
Capital Trust RE CDO Ltd. Series 2005-1A Class D, 6.82% 3/20/50 (d)(e)		2,250,000		2,250,675
Concord Real Estate CDO Ltd./LLC Series 2006-1A Class F, 7.07% 12/25/46 (d)(e)		750,000		750,000
Conseco Finance Securitizations Corp.:
Series 2000-4 Class A4, 7.73% 4/1/31		111,513		111,492
Series 2002-2 Class M2, 9.163% 3/1/33		500,000		364,001
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (d)		500,000		543,600
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (d)		850,000		929,985
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1 Class D, 5.612% 6/15/35 (d)		2,000,000		1,980,328
Fairfield Street Solar Corp. Series 2004-1A Class E1, 8.765% 11/28/39 (d)(e)		550,000		557,370
Gramercy Real Estate CDO Ltd. Series 2005-1A Class H, 7.36% 7/25/35 (d)(e)		2,000,000		2,012,200
Green Tree Financial Corp. Series 1996-4 Class M1, 7.75% 6/15/27		1,788,179		1,484,188
GSAMP Trust Series 2005-HE3 Class B3, 7.82% 6/25/35 (e)		1,259,000		1,144,998
Guggenheim Structured Real Estate Funding Ltd./Guggenheim Structured Real Estate Funding LLC Series 2005-2A:
Class D, 6.87% 8/26/30 (d)(e)		735,000		736,397
Class E, 7.32% 8/26/30 (d)(e)		1,420,000		1,425,964
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,923,000		1,749,930
Park Place Securities NIMS Trust Series 2004-WCW1 Class NOTE, 5.65% 9/25/34 (d)		59,539		58,942
Park Place Securities, Inc. Series 2004-WHQ2 Class M10, 7.82% 2/25/35 (d)(e)		1,500,000		1,387,635
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 8.0181% 2/5/36 (d)(e)		3,000,000		2,797,500
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 7.325% 11/21/40 (d)(e)		250,000		251,975
TOTAL ASSET-BACKED SECURITIES (Cost $22,667,377)			22,459,013
Collateralized Mortgage Obligations - 3.2%
		Principal Amount (c)		Value (Note 1)
Private Sponsor - 3.1%
Countrywide Home Loans, Inc.:
Series 2002-38 Class B3, 5% 2/25/18 (d)		$ 196,889		$ 179,969
Series 2002-R2 Class 2B3, 5.8942% 7/25/33 (d)(e)		265,262		177,486
Series 2003-40 Class B3, 4.5% 10/25/18 (d)		249,387		217,847
Series 2003-R2 Class B3, 5.5% 5/25/43 (d)		576,012		401,924
Series 2003-R3:
Class B2, 5.5% 11/25/33		1,820,868		1,625,599
Class B3, 5.5% 11/25/33 (d)		545,226		364,082
Series 2004-R1 Class 1B3, 5.5% 11/25/34 (d)(e)		605,225		367,808
Diversified REIT Trust:
Series 1999-1A Class H, 6.78% 3/18/11 (d)(e)		1,785,000		1,746,664
Series 2000-1A:
Class F, 6.971% 3/8/10 (d)		1,512,000		1,529,362
Class G, 6.971% 3/8/10 (d)		1,720,000		1,709,963
RESI Finance LP Series 2006-B Class B6, 7.02% 6/15/38 (d)(e)		995,884		995,884
Residential Finance LP/Residential Finance Development Corp. floater:
Series 2003-B Class B9, 17.27% 7/10/35 (d)(e)		935,465		996,271
Series 2004-C Class B5, 6.67% 9/10/36 (d)(e)		386,629		387,596
Series 2005-A Class B6, 7.32% 3/10/37 (d)(e)		1,946,259		1,946,259
Series 2005-B Class B6, 6.92% 6/10/37 (d)(e)		969,091		976,360
Series 2005-D Class B6, 7.57% 12/15/37 (d)(e)		489,463		491,910
Residential Funding Mortgage Securities I, Inc. Series 2002-S20 Class M3, 5.25% 12/25/17		80,259		77,317
Residential Funding Securities Corp. Series 2002-RM1 Class BI1, 5.5% 12/25/17 (d)		166,576		160,869
RESIX Finance Ltd.:
floater:
Series 2003-D Class B8, 11.82% 12/10/35 (d)(e)		706,726		745,596
Series 2004-A Class B7, 9.57% 2/10/36 (d)(e)		669,954		680,422
Series 2004-B Class B7, 9.32% 2/10/36 (d)(e)		805,104		809,129
Series 2005-C Class B7, 8.42% 9/10/37 (d)(e)		1,962,838		1,962,838
Series 2006-B Class B7, 9.17% 7/15/38 (d)(e)		995,884		995,884
Series 2007-A Class BB, 8.67% 3/15/37 (d)(e)		799,000		799,000
TOTAL PRIVATE SPONSOR				20,346,039
U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2003-W1 Subordinate REMIC Pass-Through Certificate, Class B3, 5.75% 12/25/42		326,466		236,860
Collateralized Mortgage Obligations - continued
		Principal Amount (c)		Value (Note 1)
U.S. Government Agency - continued
Fannie Mae REMIC Trust: - continued
Series 2003-W4 Subordinate REMIC Pass-Through Certificate, Class 2B3, 5.9743% 10/25/42 (d)(e)		$ 81,744		$ 50,829
Series 2003-W10 Subordinate REMIC Pass-Through Certificate, Class 2B3, 5.8576% 6/25/43 (e)		190,034		118,754
Series 2001-W3 Subordinate REMIC Pass-Through Certificate, Class B3, 7% 9/25/41		276,821		223,341
Series 2002-W1 Subordinate REMIC Pass-Through Certificate, Class 3B3, 5.7139% 2/25/42 (d)(e)		164,818		109,487
TOTAL U.S. GOVERNMENT AGENCY				739,271
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $21,419,597)			21,085,310
Commercial Mortgage Securities - 7.2%

Asset Securitization Corp. Series 1997-D4 Class B2, 7.525% 4/14/29		515,000		558,866
Banc of America Commercial Mortgage, Inc. Series 2003-2:
Class BWF, 7.55% 10/11/37 (d)		505,730		548,999
Class BWG, 8.155% 10/11/37 (d)		490,139		544,838
Class BWH, 9.073% 10/11/37 (d)		257,250		296,138
Class BWJ, 9.99% 10/11/37 (d)		422,903		503,385
Class BWK, 10.676% 10/11/37 (d)		332,281		404,404
Class BWL, 10.1596% 10/11/37 (d)		560,298		660,928
Banc of America Large Loan, Inc. floater:
Series 2005-ESHA Class K, 7.12% 7/14/08 (d)(e)		3,000,000		3,001,220
Series 2005-MIB1 Class K, 7.32% 3/15/22 (d)(e)		700,000		699,433
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1997-C2 Class F, 7.46% 1/17/35 (e)		2,000,000		2,180,300
Series 2004-FL1A Class G, 8.3227% 5/15/14 (d)(e)		1,739,397		1,740,181
Series 2004-TF2A Class AX, 0.9652% 11/15/19 (d)(e)(g)		4,742,624		14,081
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (d)		1,000,000		1,133,477
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 7.8068% 4/29/39 (d)(e)		2,304,737		2,340,749
Global Signal Trust III Series 2006-1 Class F, 7.036% 2/15/36 (d)		1,015,000		1,017,460
Commercial Mortgage Securities - continued
		Principal Amount (c)		Value (Note 1)
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2 Class F, 6.75% 4/15/29 (e)		$ 2,767,000		$ 2,855,631
Series 2003-J10 Class B2, 6.75% 4/15/29 (e)		1,000,000		993,750
J.P. Morgan Commercial Mortgage Finance Corp.:
Series 1997-C5 Class F, 7.5605% 9/15/29		2,000,000		2,166,700
Series 1999-C7 Class F, 6% 10/15/35 (d)		350,000		347,426
Series 1999-C8:
Class G, 6% 7/15/31 (d)		1,385,000		1,364,225
Class H, 6% 7/15/31 (d)		2,638,000		2,449,620
Series 2000-C9 Class G, 6.25% 10/15/32 (d)		2,425,000		2,451,174
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2001-A:
Class G, 6% 10/15/32 (d)(e)		2,895,000		2,853,399
Class X, 1.6978% 10/15/32 (d)(e)(g)		19,750,218		430,495
Merrill Lynch Financial Asset, Inc. Series 2005-CA16:
Class F, 4.384% 7/12/15	CAD	710,000		524,049
Class G, 4.384% 7/12/15	CAD	355,000		253,379
Class H, 4.384% 7/12/15	CAD	236,000		148,104
Class J, 4.384% 7/12/15	CAD	355,000		205,548
Class K, 4.384% 7/12/15	CAD	355,000		192,927
Class L, 4.384% 7/12/15	CAD	236,000		120,491
Class M, 4.384% 7/12/15	CAD	995,000		340,635
Merrill Lynch Mortgage Investors, Inc.:
Series 1999-C1 Class G, 6.71% 11/15/31 (d)		3,359,000		2,970,095
Series 2001-HRPA Class G, 6.778% 2/3/16 (d)		820,000		834,772
Mezz Capital Commercial Mortgage Trust Series 2004-C1:
Class D, 6.988% 9/15/13		750,000		749,132
Class E, 7.983% 10/15/13		1,453,000		1,485,675
Class X, 7.8454% 1/15/18 (e)(g)		7,152,716		2,396,439
Morgan Stanley Capital I, Inc.:
Series 1997-C1 Class F, 6.85% 2/15/20 (d)		192,213		191,772
Series 1997-HF1 Class G, 6.86% 7/15/29 (d)		147,410		147,274
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (d)		1,000,000		995,781
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (d)		2,000,000		2,007,138
Wachovia Ltd./Wachovia LLC Series 2006-1 Class 1Ml, 10.86% 9/25/26 (d)(e)		2,000,000		2,004,800
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $45,208,163)			47,124,890
Floating Rate Loans - 2.8%
		Principal Amount (c)		Value (Note 1)
CONSUMER DISCRETIONARY - 0.7%
Hotels, Restaurants & Leisure - 0.1%
Intrawest Resorts term loan 7.32% 10/25/07 (e)		$ 500,000		$ 500,000
Landry's Seafood Restaurants, Inc. term loan 7.12% 12/28/10 (e)		265,819		265,819
				765,819
Specialty Retail - 0.6%
The Pep Boys - Manny, Moe & Jack term loan 8.12% 10/27/13 (e)		60,396		61,075
Toys 'R' US, Inc. term loan 8.3256% 12/9/08 (e)		3,600,000		3,636,000
				3,697,075
TOTAL CONSUMER DISCRETIONARY				4,462,894
CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Cumberland Farms, Inc. term loan 7.367% 9/29/13 (e)		1,495,000		1,500,606
FINANCIALS - 1.5%
Diversified Financial Services - 0.5%
Landsource Communication Development LLC Tranche B, term loan 7.875% 3/31/10 (e)		3,200,000		3,192,000
Real Estate Investment Trusts - 0.6%
Apartment Investment & Management Co. term loan 6.9088% 3/22/11 (e)		2,200,000		2,205,500
Capital Automotive (REIT) Tranche B, term loan 7.08% 12/16/10 (e)		593,026		598,957
General Growth Properties, Inc. Tranche A1, term loan 6.57% 2/24/10 (e)		1,000,000		998,750
Lion Gables Realty LP term loan 7.07% 3/31/07 (e)		28,184		28,219
Newkirk Master LP Tranche B, term loan 7.076% 8/11/08 (e)		74,212		74,212
				3,905,638
Real Estate Management & Development - 0.2%
MDS Realty Holdings LLC Tranche M3, term loan 8.82% 1/8/08 (e)		439,970		439,970
Shea Mountain House LLC Tranche B, term loan 7.36% 5/11/11 (e)		347,375		346,507
Tishman Speyer Properties term loan 7.08% 12/27/12 (e)		210,000		211,575
				998,052
Floating Rate Loans - continued
		Principal Amount (c)		Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - 0.2%
Charter Municipal Mortgage Acceptance Co. term loan 7.8738% 8/15/12 (e)		$ 1,496,250		$ 1,501,861
TOTAL FINANCIALS				9,597,551
HEALTH CARE - 0.4%
Health Care Providers & Services - 0.4%
HealthSouth Corp. term loan 8.61% 3/10/13 (e)		2,985,000		3,014,850
TOTAL FLOATING RATE LOANS (Cost $18,492,387)			18,575,901
Preferred Securities - 0.9%

FINANCIALS - 0.9%
Diversified Financial Services - 0.9%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (d)	1,000,000	930,000
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (d)	500,000	495,400
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (d)	590,000	642,805
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (d)	810,000	777,600
Ipswich Street CDO Series 2006-1, 6/27/46 (d)	1,350,000	1,309,500
Kent Funding III Ltd. 11/5/47 (d)	1,650,000	1,497,375
		5,652,680
TOTAL PREFERRED SECURITIES (Cost $5,667,372)		5,652,680
Fixed-Income Funds - 3.1%
	Shares
Fidelity Ultra-Short Central Fund (f) (Cost $19,995,490)	200,884	19,977,914
Money Market Funds - 3.0%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b) (Cost $19,697,430)	19,697,430	$ 19,697,430
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $617,953,590)		651,084,758
NET OTHER ASSETS - 0.4%		2,343,659
NET ASSETS - 100%		$ 653,428,417
Currency Abbreviation
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Principal amount is stated in United States dollars unless otherwise noted.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $100,908,516 or 15.4% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited list of holdings for each Fidelity Central Fund, as of the Investing Fund's report date, is available upon request or at fidelity.com. The reports are located just after the Investing Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, each Fidelity Central Fund's financial statements, which are not covered by the investing fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,980,000 or 0.6% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
Wrightwood Capital LLC 9% 6/1/14	1/1/05	$ 4,000,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 625,606
Fidelity Ultra-Short Central Fund	565,593
Total	$ 1,191,199
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Ultra-Short Central Fund	$ 19,983,940	$ -	$ -	$ 19,977,914	0.2%
Other Information
The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S.Government and U.S.Government Agency Obligations	0.1%
AAA,AA,A	3.5%
BBB	15.7%
BB	17.8%
B	6.5%
CCC,CC,C	1.2%
Not Rated	6.6%
Equities	44.4%
Short-Term Investments and Net Other Assets	4.2%
100.0%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P® ratings. Percentages are adjusted for the effect of futures contracts, if applicable.

The information in the above tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $578,260,670)	$ 611,409,414
Fidelity Central Funds (cost $39,692,920)	39,675,344
Total Investments (cost $617,953,590)		$ 651,084,758
Cash		1,661,960
Receivable for investments sold		3,180,008
Receivable for fund shares sold		1,414,292
Dividends receivable		476,138
Interest receivable		4,363,795
Prepaid expenses		2,377
Other receivables		4
Total assets		662,183,332

Liabilities
Payable for investments purchased	$ 7,036,082
Payable for fund shares redeemed	1,210,687
Accrued management fee	302,227
Other affiliated payables	147,823
Other payables and accrued expenses	58,096
Total liabilities		8,754,915

Net Assets		$ 653,428,417
Net Assets consist of:
Paid in capital		$ 606,880,395
Undistributed net investment income		2,648,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		10,768,644
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		33,131,152
Net Assets, for 53,642,129 shares outstanding		$ 653,428,417
Net Asset Value, offering price and redemption price per share ($653,428,417 ÷ 53,642,129 shares)		$ 12.18

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007

Investment Income
Dividends		$ 7,010,958
Interest		10,277,421
Income from Fidelity Central Funds		1,191,199
Total income		18,479,578

Expenses
Management fee	$ 1,735,857
Transfer agent fees	727,217
Accounting fees and expenses	139,337
Custodian fees and expenses	9,190
Independent trustees' compensation	1,014
Registration fees	52,450
Audit	59,408
Legal	8,048
Miscellaneous	9,730
Total expenses before reductions	2,742,251
Expense reductions	(20,369)	2,721,882
Net investment income (loss)		15,757,696
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	13,141,283
Foreign currency transactions	(2,369)
Total net realized gain (loss)		13,138,914
Change in net unrealized appreciation (depreciation) on: Investment securities	23,524,865
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		23,524,886
Net gain (loss)		36,663,800
Net increase (decrease) in net assets resulting from operations		$ 52,421,496

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2007	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 15,757,696	$ 33,001,424
Net realized gain (loss)	13,138,914	19,669,354
Change in net unrealized appreciation (depreciation)	23,524,886	(26,604,573)
Net increase (decrease) in net assets resulting from operations	52,421,496	26,066,205
Distributions to shareholders from net investment income	(19,680,253)	(33,588,262)
Distributions to shareholders from net realized gain	(12,079,393)	(14,457,481)
Total distributions	(31,759,646)	(48,045,743)
Share transactions Proceeds from sales of shares	164,488,026	146,568,380
Reinvestment of distributions	27,264,574	41,687,679
Cost of shares redeemed	(80,284,118)	(312,491,302)
Net increase (decrease) in net assets resulting from share transactions	111,468,482	(124,235,243)
Redemption fees	33,396	76,862
Total increase (decrease) in net assets	132,163,728	(146,137,919)

Net Assets
Beginning of period	521,264,689	667,402,608
End of period (including undistributed net investment income of $2,648,226 and undistributed net investment income of $6,570,783, respectively)	$ 653,428,417	$ 521,264,689
Other Information Shares
Sold	13,809,996	12,465,060
Issued in reinvestment of distributions	2,318,087	3,575,296
Redeemed	(6,719,044)	(26,652,681)
Net increase (decrease)	9,409,039	(10,612,325)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended January 31,	Years ended July 31,
	2007	2006	2005	2004	2003 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 12.17	$ 11.49	$ 10.91	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.31	.66	.60	.59	.27
Net realized and unrealized gain (loss)	.71	(.11)	.83	.60	.71
Total from investment operations	1.02	.55	1.43	1.19	.98
Distributions from net investment income	(.38)	(.67)	(.57)	(.55)	(.07)
Distributions from net realized gain	(.24)	(.27)	(.18)	(.07)	-
Total distributions	(.62)	(.94)	(.75)	(.62)	(.07)
Redemption fees added to paid in capital D	- I	- I	- I	.01	- I
Net asset value, end of period	$ 12.18	$ 11.78	$ 12.17	$ 11.49	$ 10.91
Total Return B, C	8.92%	4.82%	12.90%	11.31%	9.83%
Ratios to Average Net Assets E, H
Expenses before reductions	.89% A	.85%	.85%	.85%	.97% A
Expenses net of fee waivers, if any	.89% A	.85%	.85%	.85%	.97% A
Expenses net of all reductions	.89% A	.85%	.85%	.85%	.94% A
Net investment income (loss)	5.13% A	5.61%	5.13%	5.25%	5.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 653,428	$ 521,265	$ 667,403	$ 422,551	$ 228,545
Portfolio turnover rate F	31% A	27%	30%	61%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period February 4, 2003 (commencement of operations) to July 31, 2003.

H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007

1. Significant Accounting Policies.

Fidelity Real Estate Income Fund (the Fund) is a fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Security Valuation - continued

fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. The Fund follows the provisions of Emerging Issues Task Force Issue No. 99-20 (EITF 99-20), "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" for certain lower credit quality securitized

Semiannual Report

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities). Under EITF 99-20, if there is a change in the estimated cash flows for any of these securities, based on an evaluation of current information, then the estimated yield is adjusted on a prospective basis over the remaining life of the security. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 44,390,756
Unrealized depreciation	(11,381,255)
Net unrealized appreciation (depreciation)	$ 33,009,501
Cost for federal income tax purposes	$ 618,075,257

Semiannual Report

Notes to Financial Statements - continued

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to .75% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Operating Policies - continued

Loans and Other Direct Debt Instruments. The Fund may invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments, including revolving credit facilities, that obligate the Fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The Fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $191,006,612 and $90,444,624, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .24% of average net assets.

Accounting Fees. FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or, for each non Money

Semiannual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Market Central Fund, at fidelity.com. The reports are located just after the Fund's financial statements and quarterly reports but are not part of the financial statements or quarterly reports. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The following summarizes the Fund's investment in each Fidelity Fixed-Income Central Fund.

Central Fund	Investment Adviser	Investment Objective	Investment Practices
Fidelity Ultra-Short Central Fund	FIMM	Seeks to obtain a high level of current income consistent with preservation of capital by investing in U.S. dollar denominated money market and investment-grade debt securities.	Delayed Delivery & When Issued Securities Futures Repurchase Agreements Restricted Securities Swap Agreements

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $1,751 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $748 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

6. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $346 for the period. In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $9,386 and $1,669, respectively.

7. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The United States Securities and Exchange Commission ("SEC") is conducting an investigation of FMR (covering the years 2002 to 2004) arising from gifts, gratuities and business entertainment provided by certain brokers to certain individuals who were employed on FMR's domestic equity trading desk during that period. FMR is in discussions with the SEC staff regarding the possible resolution of the matter, but as of period-end no final resolution has been reached.

In December 2006, the Independent Trustees completed their own investigation of the matter with the assistance of independent counsel. The Independent Trustees and FMR agree that, despite the absence of proof that the Fidelity mutual funds experienced diminished execution quality as a result of the improper receipt of gifts and business entertainment, the conduct at issue was serious and is worthy of redress. Accordingly, the Independent Trustees have requested and FMR has agreed to pay $42 million to Fidelity mutual funds, plus interest to be determined at the time that payment is made. A method of allocating this payment among the funds has not yet been determined. The total payment to the Fund is not anticipated to have a material impact on the Fund's net assets. In addition, FMR reimbursed related legal expenses which are recorded in the accompanying Statement of Operations as an expense reduction.

Semiannual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Securities Fund and Shareholders of Fidelity Real Estate Income Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Real Estate Income Fund (the Fund), a fund of Fidelity Securities Fund, including the schedule of investments as of January 31, 2007, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended January 31, 2007 and for the year ended July 31, 2006, and the financial highlights for the six months ended January 31, 2007,and each of the four years in the period ended July 31, 2006. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2007, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Real Estate Income Fund as of January 31, 2007, the results of its operations for the six months then ended, the changes in its net assets for the six months then ended and the year ended July 31, 2006 and its financial highlights for the six months ended January 31, 2006, and each of the four years in the period ended July 31, 2006, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2007

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisers

Fidelity International Investment
Advisers (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

REI-USAN-0307
1.789734.103

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

Fidelity®

Small Cap Growth

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the fund's most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,160.60	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,158.70	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,155.30	$ 11.68
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,156.20	$ 11.68
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Growth
Actual	$ 1,000.00	$ 1,161.70	$ 6.27
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85
Institutional Class
Actual	$ 1,000.00	$ 1,162.40	$ 5.94
HypotheticalA	$ 1,000.00	$ 1,019.71	$ 5.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Growth	1.15%
Institutional Class	1.09%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Harris Corp.	1.4	1.7
j2 Global Communications, Inc.	1.4	1.4
Huron Consulting Group, Inc.	1.3	1.0
Blackbaud, Inc.	1.2	1.0
Carpenter Technology Corp.	1.2	0.9
Western Refining, Inc.	1.2	0.0
Sierra Health Services, Inc.	1.1	1.0
National Financial Partners Corp.	1.1	0.7
TALX Corp.	1.1	1.1
Respironics, Inc.	1.1	0.0
	12.1
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	26.5
Industrials	21.2	17.1
Health Care	13.6	15.7
Consumer Discretionary	11.5	10.1
Energy	9.0	12.7
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 96.2%		Stocks 94.4%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	9.6%	** Foreign investments	9.8%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 2.3%
Apollo Group, Inc. Class A (non-vtg) (a)	138,000	$ 5,989,200
DeVry, Inc.	147,000	4,139,520
Sotheby's Class A (ltd. vtg.)	220,100	8,161,308
		18,290,028
Hotels, Restaurants & Leisure - 2.9%
Domino's Pizza, Inc.	158,600	4,531,202
Life Time Fitness, Inc. (a)	100	5,420
McCormick & Schmick's Seafood Restaurants (a)	191,000	4,803,650
Penn National Gaming, Inc. (a)	142,900	6,261,878
Ruth's Chris Steak House, Inc. (a)	336,900	7,236,612
		22,838,762
Internet & Catalog Retail - 0.7%
Coldwater Creek, Inc. (a)(d)	295,200	5,505,480
Media - 1.8%
Focus Media Holding Ltd. ADR (a)(d)	54,600	4,513,236
New Frontier Media, Inc.	509,668	4,683,849
R.H. Donnelley Corp.	79,000	5,259,820
		14,456,905
Specialty Retail - 1.2%
The Children's Place Retail Stores, Inc. (a)	94,681	5,132,657
Zumiez, Inc. (a)(d)	141,500	4,655,350
		9,788,007
Textiles, Apparel & Luxury Goods - 2.6%
Crocs, Inc. (d)	132,300	6,659,982
Iconix Brand Group, Inc. (a)	304,500	6,062,595
Volcom, Inc. (a)(d)	238,400	7,626,416
		20,348,993
TOTAL CONSUMER DISCRETIONARY		91,228,175
CONSUMER STAPLES - 1.4%
Personal Products - 1.4%
Chattem, Inc. (a)	112,200	6,444,768
Herbalife Ltd. (a)	137,000	4,493,600
		10,938,368
ENERGY - 9.0%
Energy Equipment & Services - 2.7%
Hornbeck Offshore Services, Inc. (a)(d)	170,600	4,694,912
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
NATCO Group, Inc. Class A (a)	153,200	$ 5,325,232
Oil States International, Inc. (a)	94,200	2,714,844
Superior Energy Services, Inc. (a)	279,300	8,468,376
		21,203,364
Oil, Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corp.	110,000	7,134,600
Forest Oil Corp. (a)	227,400	7,258,608
Foundation Coal Holdings, Inc.	207,500	6,905,600
Mariner Energy, Inc. (a)	315,910	6,352,950
Range Resources Corp.	208,350	6,394,262
Tesoro Corp.	81,700	6,731,263
Western Refining, Inc.	337,800	9,238,830
		50,016,113
TOTAL ENERGY		71,219,477
FINANCIALS - 6.6%
Commercial Banks - 0.5%
Center Financial Corp., California	163,000	3,832,130
Consumer Finance - 0.9%
Cash America International, Inc.	130,000	5,552,300
Dollar Financial Corp. (a)	49,900	1,598,297
		7,150,597
Diversified Financial Services - 0.0%
Endeavor Acquisition Corp. (a)	9,600	104,544
Insurance - 4.7%
Aspen Insurance Holdings Ltd.	262,900	6,735,498
Max Re Capital Ltd.	204,400	4,905,600
National Financial Partners Corp.	179,100	8,793,810
RLI Corp.	105,900	5,860,506
Universal American Financial Corp. (a)	225,000	4,241,250
Willis Group Holdings Ltd.	166,700	6,811,362
		37,348,026
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	99,300	3,734,673
TOTAL FINANCIALS		52,169,970
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 13.6%
Health Care Equipment & Supplies - 4.8%
American Medical Systems Holdings, Inc. (a)	218,900	$ 4,356,110
ArthroCare Corp. (a)	89,900	3,317,310
DJO, Inc. (a)	193,800	8,023,320
Exactech, Inc. (a)	4,300	65,575
Inverness Medical Innovations, Inc. (a)	148,700	6,129,414
Merit Medical Systems, Inc. (a)	174,100	2,743,816
Respironics, Inc. (a)	203,800	8,681,880
Varian Medical Systems, Inc. (a)	100,000	4,613,000
		37,930,425
Health Care Providers & Services - 5.1%
Healthways, Inc. (a)	141,118	6,408,168
Henry Schein, Inc. (a)	6,100	309,697
Humana, Inc. (a)	100,700	5,588,850
Omnicare, Inc.	135,900	5,461,821
PSS World Medical, Inc. (a)	269,999	5,405,380
Sierra Health Services, Inc. (a)	220,700	8,872,140
VCA Antech, Inc. (a)	253,100	8,509,222
		40,555,278
Health Care Technology - 0.7%
Cerner Corp. (a)	119,200	5,355,656
Life Sciences Tools & Services - 1.7%
Harvard Bioscience, Inc. (a)	546,059	2,894,113
ICON PLC sponsored ADR	95,190	3,550,587
Pharmaceutical Product Development, Inc.	219,700	7,579,650
		14,024,350
Pharmaceuticals - 1.3%
Adams Respiratory Therapeutics, Inc. (a)	141,700	6,355,245
Medicis Pharmaceutical Corp. Class A	106,300	4,031,959
		10,387,204
TOTAL HEALTH CARE		108,252,913
INDUSTRIALS - 21.2%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	227,400	6,771,972
Hexcel Corp. (a)(d)	439,900	8,463,676
		15,235,648
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A	225,000	6,718,500
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 1.5%
NCI Building Systems, Inc. (a)	116,200	$ 6,614,104
Quixote Corp.	253,664	5,268,601
		11,882,705
Commercial Services & Supplies - 6.3%
Administaff, Inc.	192,400	7,876,856
CDI Corp.	155,200	4,028,992
Clean Harbors, Inc. (a)	141,200	7,573,968
CoStar Group, Inc. (a)(d)	114,800	5,449,556
Huron Consulting Group, Inc. (a)	201,600	10,452,960
Innerworkings, Inc. (d)	437,400	5,620,590
Navigant Consulting, Inc. (a)	170,000	3,532,600
Tele Atlas NV (a)	250,900	5,183,117
		49,718,639
Construction & Engineering - 2.5%
Chicago Bridge & Iron Co. NV (NY Shares)	213,800	6,354,136
Fluor Corp.	62,000	5,121,200
Foster Wheeler Ltd. (a)	150,800	8,063,276
		19,538,612
Electrical Equipment - 2.8%
C&D Technologies, Inc. (d)	359,810	1,942,974
EnerSys (a)	296,600	4,822,716
Genlyte Group, Inc. (a)	76,500	5,796,405
Q-Cells AG (d)	101,000	5,226,042
Ultralife Batteries, Inc. (a)(d)	393,585	4,408,152
		22,196,289
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	233,600	6,641,248
Machinery - 3.3%
Bucyrus International, Inc. Class A	163,300	7,578,753
Flowserve Corp. (a)	145,200	7,705,764
Graco, Inc.	103,000	4,199,310
Manitowoc Co., Inc.	125,800	6,523,988
		26,007,815
Road & Rail - 0.6%
Landstar System, Inc.	110,300	4,664,587
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	92,700	$ 5,628,744
TOTAL INDUSTRIALS		168,232,787
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.0%
F5 Networks, Inc. (a)	63,300	4,522,152
Harris Corp.	216,100	10,982,202
		15,504,354
Electronic Equipment & Instruments - 3.1%
Amphenol Corp. Class A	41,800	2,830,696
Cogent, Inc. (a)(d)	381,900	4,029,045
FARO Technologies, Inc. (a)	157,693	3,907,633
ScanSource, Inc. (a)	197,700	5,800,518
Trimble Navigation Ltd. (a)	143,700	8,130,546
		24,698,438
Internet Software & Services - 4.3%
aQuantive, Inc. (a)	217,400	5,826,320
CyberSource Corp. (a)	327,990	4,231,071
Equinix, Inc. (a)	65,700	5,523,399
j2 Global Communications, Inc. (a)	410,600	10,872,688
ValueClick, Inc. (a)	314,600	8,028,592
		34,482,070
IT Services - 6.9%
CACI International, Inc. Class A (a)	93,900	4,416,117
Lionbridge Technologies, Inc. (a)	732,346	4,738,279
MoneyGram International, Inc.	282,600	8,475,174
Ness Technologies, Inc. (a)	495,300	6,641,973
Satyam Computer Services Ltd. sponsored ADR	360,200	8,385,456
SI International, Inc. (a)	174,647	5,038,566
SRA International, Inc. Class A (a)	317,200	8,025,160
TALX Corp.	273,025	8,698,577
		54,419,302
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	165,200	5,727,484
Semiconductors & Semiconductor Equipment - 6.3%
California Micro Devices Corp. (a)	897,100	4,368,877
Entegris, Inc. (a)	602,200	6,461,606
FormFactor, Inc. (a)	209,800	8,528,370
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	199,221	$ 6,928,906
Microsemi Corp. (a)	337,200	6,137,040
Rudolph Technologies, Inc. (a)	259,744	4,059,799
SiRF Technology Holdings, Inc. (a)	252,700	7,419,272
Tessera Technologies, Inc. (a)	153,600	5,873,664
Volterra Semiconductor Corp. (a)	40,500	533,790
		50,311,324
Software - 4.2%
Ansys, Inc. (a)	166,900	8,326,641
Blackbaud, Inc.	407,159	9,759,601
Cognos, Inc. (a)	85,000	3,666,050
Fair, Isaac & Co., Inc.	180,700	7,195,474
Quality Systems, Inc.	113,400	4,811,562
		33,759,328
TOTAL INFORMATION TECHNOLOGY		218,902,300
MATERIALS - 4.0%
Metals & Mining - 4.0%
Carpenter Technology Corp.	81,800	9,578,780
Meridian Gold, Inc. (a)	230,500	6,719,488
Reliance Steel & Aluminum Co.	205,600	8,561,184
Titanium Metals Corp. (a)	236,500	7,293,660
		32,153,112
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Dobson Communications Corp. Class A (a)	691,100	6,696,759
UTILITIES - 0.6%
Multi-Utilities - 0.6%
CMS Energy Corp. (a)	283,600	4,733,284
TOTAL COMMON STOCKS (Cost $689,873,503)		764,527,145
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	45,500,215	$ 45,500,215
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	18,339,625	18,339,625
TOTAL MONEY MARKET FUNDS (Cost $63,839,840)		63,839,840
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $753,713,343)		828,366,985
NET OTHER ASSETS - (4.3)%		(33,775,078)
NET ASSETS - 100%		$ 794,591,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 649,266
Fidelity Securities Lending Cash Central Fund	59,392
Total	$ 708,658

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,759,498) - See accompanying schedule: Unaffiliated issuers (cost $689,873,503)	$ 764,527,145
Fidelity Central Funds (cost $63,839,840)	63,839,840
Total Investments (cost $753,713,343)		$ 828,366,985
Cash		10,514
Receivable for investments sold		5,656,512
Receivable for fund shares sold		9,380,394
Dividends receivable		304,247
Interest receivable		217,962
Prepaid expenses		2,178
Other receivables		30,887
Total assets		843,969,679

Liabilities
Payable for investments purchased	$ 29,862,858
Payable for fund shares redeemed	490,782
Accrued management fee	473,464
Distribution fees payable	35,091
Other affiliated payables	148,282
Other payables and accrued expenses	27,670
Collateral on securities loaned, at value	18,339,625
Total liabilities		49,377,772

Net Assets		$ 794,591,907
Net Assets consist of:
Paid in capital		$ 707,422,894
Accumulated net investment loss		(1,592,530)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,107,901
Net unrealized appreciation (depreciation) on investments		74,653,642
Net Assets		$ 794,591,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,607,668 ÷ 1,590,072 shares)	$ 14.85

Maximum offering price per share (100/94.25 of $14.85)	$ 15.76
Class T: Net Asset Value and redemption price per share ($24,543,631 ÷ 1,656,389 shares)	$ 14.82

Maximum offering price per share (100/96.50 of $14.82)	$ 15.36
Class B: Net Asset Value and offering price per share ($5,875,009 ÷ 399,633 shares)A	$ 14.70

Class C: Net Asset Value and offering price per share ($19,599,626 ÷ 1,333,758 shares)A	$ 14.70

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($704,976,779 ÷ 47,297,617 shares)	$ 14.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,989,194 ÷ 1,073,406 shares)	$ 14.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 710,408
Special dividends		294,341
Interest		468
Income from Fidelity Central Funds		708,658
Total income		1,713,875

Expenses
Management fee Basic fee	$ 1,959,531
Performance adjustment	306,742
Transfer agent fees	696,175
Distribution fees	195,547
Accounting and security lending fees	110,031
Custodian fees and expenses	11,289
Independent trustees' compensation	863
Registration fees	82,035
Audit	23,152
Legal	3,725
Miscellaneous	10,144
Total expenses before reductions	3,399,234
Expense reductions	(92,829)	3,306,405
Net investment income (loss)		(1,592,530)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,318,784
Foreign currency transactions	(553)
Total net realized gain (loss)		16,318,231
Change in net unrealized appreciation (depreciation) on investment securities		68,349,407
Net gain (loss)		84,667,638
Net increase (decrease) in net assets resulting from operations		$ 83,075,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,592,530)	$ (2,229,695)
Net realized gain (loss)	16,318,231	5,473,930
Change in net unrealized appreciation (depreciation)	68,349,407	(13,283,719)
Net increase (decrease) in net assets resulting from operations	83,075,108	(10,039,484)
Distributions to shareholders from net realized gain	(3,591,980)	(3,779,478)
Share transactions - net increase (decrease)	241,303,360	259,409,742
Redemption fees	36,821	233,448
Total increase (decrease) in net assets	320,823,309	245,824,228

Net Assets
Beginning of period	473,768,598	227,944,370
End of period (including accumulated net investment loss of $1,592,530 and undistributed net investment income of $0, respectively)	$ 794,591,907	$ 473,768,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	2.11	.18 J	3.01
Total from investment operations	2.06	.08	2.94
Distributions from net realized gain	(.09)	(.16)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.85	$ 12.88	$ 12.95
Total Return B, C, D	16.06%	.70%	29.50%
Ratios to Average Net Assets F, L
Expenses before reductions	1.52% A	1.53%	1.55% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45% A
Expenses net of all reductions	1.39% A	1.35%	1.36% A
Net investment income (loss)	(.77)% A, H	(.79)% I	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,608	$ 18,104	$ 4,719
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.14) I	(.09)
Net realized and unrealized gain (loss)	2.10	.19 J	3.01
Total from investment operations	2.03	.05	2.92
Distributions from net realized gain	(.07)	(.13)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.82	$ 12.86	$ 12.93
Total Return B, C, D	15.87%	.48%	29.30%
Ratios to Average Net Assets F, L
Expenses before reductions	1.72% A	1.73%	1.79% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.60%	1.61% A
Net investment income (loss)	(1.02)% A, H	(1.04)% I	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,544	$ 19,205	$ 5,240
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.12)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	2.08	.19 J	2.99
Total from investment operations	1.98	(.01)	2.86
Distributions from net realized gain	(.06)	(.09)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.70	$ 12.78	$ 12.87
Total Return B, C, D	15.53%	(.03)%	28.70%
Ratios to Average Net Assets F, L
Expenses before reductions	2.27% A	2.28%	2.33% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.20% A
Expenses net of all reductions	2.14% A	2.10%	2.11% A
Net investment income (loss)	(1.52)% A, H	(1.54)% I	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,875	$ 5,191	$ 2,055
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	2.09	.18 J	3.00
Total from investment operations	1.99	(.02)	2.87
Distributions from net realized gain	(.06)	(.10)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.70	$ 12.77	$ 12.88
Total Return B, C, D	15.62%	(.08)%	28.80%
Ratios to Average Net Assets F, L
Expenses before reductions	2.27% A	2.25%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.10%	2.09% A
Net investment income (loss)	(1.51)% A, H	(1.54)% I	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,600	$ 14,682	$ 8,372
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.62)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	2.12	.19 I	3.01
Total from investment operations	2.08	.12	2.97
Distributions from net realized gain	(.10)	(.18)	-
Redemption fees added to paid in capital D	- L	.01	.01
Net asset value, end of period	$ 14.91	$ 12.93	$ 12.98
Total Return B, C	16.17%	1.01%	29.80%
Ratios to Average Net Assets E, K
Expenses before reductions	1.16% A	1.13%	1.16% A
Expenses net of fee waivers, if any	1.15% A	1.13%	1.16% A
Expenses net of all reductions	1.14% A	1.08%	1.08% A
Net investment income (loss)	(.51)% A, G	(.52)% H	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 704,977	$ 402,353	$ 205,652
Portfolio turnover rate F	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	2.12	.19 I	3.00
Total from investment operations	2.09	.12	2.96
Distributions from net realized gain	(.11)	(.18)	-
Redemption fees added to paid in capital D	- L	.01	.01
Net asset value, end of period	$ 14.90	$ 12.92	$ 12.97
Total Return B, C	16.24%	.97%	29.70%
Ratios to Average Net Assets E, K
Expenses before reductions	1.09% A	1.10%	1.20% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.18% A
Expenses net of all reductions	1.08% A	1.05%	1.10% A
Net investment income (loss)	(.46)% A, G	(.49)% H	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,989	$ 14,233	$ 1,906
Portfolio turnover rate F	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 90,193,289
Unrealized depreciation	(17,070,201)
Net unrealized appreciation (depreciation)	$ 73,123,088
Cost for federal income tax purposes	$ 755,243,897

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $457,282,217 and $224,506,653, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 25,674	$ 1,928
Class T	.25%	.25%	55,404	1,014
Class B	.75%	.25%	27,968	21,432
Class C	.75%	.25%	86,501	39,526
			$ 195,547	$ 63,900

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,251
Class T	4,186
Class B*	4,954
Class C*	2,170
$ 27,561

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Small Cap Growth. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 36,290.35
Class T	33,927.31
Class B	9,901.35
Class C	30,723.36
Small Cap Growth	571,793.24
Institutional Class	13,541.18
	$ 696,175

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,013 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $645 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of

Semiannual Report

6. Security Lending - continued

Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $59,392.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 12,570
Class T	1.65%	8,426
Class B	2.15%	3,422
Class C	2.15%	11,007
Small Cap Growth	1.15%	34,176
		$ 69,601

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,043 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,793. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 142
Small Cap Growth	11,237
Institutional Class	13
$ 11,392

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net realized gain
Class A	$ 130,212	$ 79,077
Class T	118,024	63,628
Class B	24,691	16,300
Class C	74,047	71,634
Small Cap Growth	3,129,487	3,518,781
Institutional Class	115,519	30,058
Total	$ 3,591,980	$ 3,779,478

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	402,551	1,304,587	$ 5,569,820	$ 17,497,379
Reinvestment of distributions	8,925	5,381	119,928	70,354
Shares redeemed	(226,624)	(269,198)	(3,097,319)	(3,602,873)
Net increase (decrease)	184,852	1,040,770	$ 2,592,429	$ 13,964,860
Class T
Shares sold	352,721	1,397,985	$ 4,822,950	$ 18,995,409
Reinvestment of distributions	8,530	4,866	115,213	63,445
Shares redeemed	(198,451)	(314,634)	(2,739,978)	(4,188,261)
Net increase (decrease)	162,800	1,088,217	$ 2,198,185	$ 14,870,593
Class B
Shares sold	59,845	392,448	$ 817,700	$ 5,275,913
Reinvestment of distributions	1,705	1,204	23,112	15,614
Shares redeemed	(68,215)	(146,977)	(945,422)	(1,954,748)
Net increase (decrease)	(6,665)	246,675	$ (104,610)	$ 3,336,779
Class C
Shares sold	281,927	952,568	$ 3,820,818	$ 12,739,552
Reinvestment of distributions	5,178	5,289	70,286	68,594
Shares redeemed	(103,088)	(458,174)	(1,397,497)	(5,878,013)
Net increase (decrease)	184,017	499,683	$ 2,493,607	$ 6,930,133
Small Cap Growth
Shares sold	20,586,828	23,125,895	$ 295,556,767	$ 310,607,480
Reinvestment of distributions	213,315	226,620	2,867,099	2,968,828
Shares redeemed	(4,626,745)	(8,070,732)	(63,880,025)	(106,295,770)
Net increase (decrease)	16,173,398	15,281,783	$ 234,543,841	$ 207,280,538
Institutional Class
Shares sold	208,982	1,082,924	$ 2,901,448	$ 14,760,969
Reinvestment of distributions	7,296	1,705	97,691	22,327
Shares redeemed	(244,240)	(130,215)	(3,419,231)	(1,756,457)
Net increase (decrease)	(27,962)	954,414	$ (420,092)	$ 13,026,839

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCP-USAN-0307
1.803699.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Growth

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B,
and Class C are classes
of Fidelity® Small Cap
Growth Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,160.60	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,158.70	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,155.30	$ 11.68
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,156.20	$ 11.68
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Growth
Actual	$ 1,000.00	$ 1,161.70	$ 6.27
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85
Institutional Class
Actual	$ 1,000.00	$ 1,162.40	$ 5.94
HypotheticalA	$ 1,000.00	$ 1,019.71	$ 5.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Growth	1.15%
Institutional Class	1.09%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Harris Corp.	1.4	1.7
j2 Global Communications, Inc.	1.4	1.4
Huron Consulting Group, Inc.	1.3	1.0
Blackbaud, Inc.	1.2	1.0
Carpenter Technology Corp.	1.2	0.9
Western Refining, Inc.	1.2	0.0
Sierra Health Services, Inc.	1.1	1.0
National Financial Partners Corp.	1.1	0.7
TALX Corp.	1.1	1.1
Respironics, Inc.	1.1	0.0
	12.1
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	26.5
Industrials	21.2	17.1
Health Care	13.6	15.7
Consumer Discretionary	11.5	10.1
Energy	9.0	12.7
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 96.2%		Stocks 94.4%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	9.6%	** Foreign investments	9.8%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 2.3%
Apollo Group, Inc. Class A (non-vtg) (a)	138,000	$ 5,989,200
DeVry, Inc.	147,000	4,139,520
Sotheby's Class A (ltd. vtg.)	220,100	8,161,308
		18,290,028
Hotels, Restaurants & Leisure - 2.9%
Domino's Pizza, Inc.	158,600	4,531,202
Life Time Fitness, Inc. (a)	100	5,420
McCormick & Schmick's Seafood Restaurants (a)	191,000	4,803,650
Penn National Gaming, Inc. (a)	142,900	6,261,878
Ruth's Chris Steak House, Inc. (a)	336,900	7,236,612
		22,838,762
Internet & Catalog Retail - 0.7%
Coldwater Creek, Inc. (a)(d)	295,200	5,505,480
Media - 1.8%
Focus Media Holding Ltd. ADR (a)(d)	54,600	4,513,236
New Frontier Media, Inc.	509,668	4,683,849
R.H. Donnelley Corp.	79,000	5,259,820
		14,456,905
Specialty Retail - 1.2%
The Children's Place Retail Stores, Inc. (a)	94,681	5,132,657
Zumiez, Inc. (a)(d)	141,500	4,655,350
		9,788,007
Textiles, Apparel & Luxury Goods - 2.6%
Crocs, Inc. (d)	132,300	6,659,982
Iconix Brand Group, Inc. (a)	304,500	6,062,595
Volcom, Inc. (a)(d)	238,400	7,626,416
		20,348,993
TOTAL CONSUMER DISCRETIONARY		91,228,175
CONSUMER STAPLES - 1.4%
Personal Products - 1.4%
Chattem, Inc. (a)	112,200	6,444,768
Herbalife Ltd. (a)	137,000	4,493,600
		10,938,368
ENERGY - 9.0%
Energy Equipment & Services - 2.7%
Hornbeck Offshore Services, Inc. (a)(d)	170,600	4,694,912
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
NATCO Group, Inc. Class A (a)	153,200	$ 5,325,232
Oil States International, Inc. (a)	94,200	2,714,844
Superior Energy Services, Inc. (a)	279,300	8,468,376
		21,203,364
Oil, Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corp.	110,000	7,134,600
Forest Oil Corp. (a)	227,400	7,258,608
Foundation Coal Holdings, Inc.	207,500	6,905,600
Mariner Energy, Inc. (a)	315,910	6,352,950
Range Resources Corp.	208,350	6,394,262
Tesoro Corp.	81,700	6,731,263
Western Refining, Inc.	337,800	9,238,830
		50,016,113
TOTAL ENERGY		71,219,477
FINANCIALS - 6.6%
Commercial Banks - 0.5%
Center Financial Corp., California	163,000	3,832,130
Consumer Finance - 0.9%
Cash America International, Inc.	130,000	5,552,300
Dollar Financial Corp. (a)	49,900	1,598,297
		7,150,597
Diversified Financial Services - 0.0%
Endeavor Acquisition Corp. (a)	9,600	104,544
Insurance - 4.7%
Aspen Insurance Holdings Ltd.	262,900	6,735,498
Max Re Capital Ltd.	204,400	4,905,600
National Financial Partners Corp.	179,100	8,793,810
RLI Corp.	105,900	5,860,506
Universal American Financial Corp. (a)	225,000	4,241,250
Willis Group Holdings Ltd.	166,700	6,811,362
		37,348,026
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	99,300	3,734,673
TOTAL FINANCIALS		52,169,970
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 13.6%
Health Care Equipment & Supplies - 4.8%
American Medical Systems Holdings, Inc. (a)	218,900	$ 4,356,110
ArthroCare Corp. (a)	89,900	3,317,310
DJO, Inc. (a)	193,800	8,023,320
Exactech, Inc. (a)	4,300	65,575
Inverness Medical Innovations, Inc. (a)	148,700	6,129,414
Merit Medical Systems, Inc. (a)	174,100	2,743,816
Respironics, Inc. (a)	203,800	8,681,880
Varian Medical Systems, Inc. (a)	100,000	4,613,000
		37,930,425
Health Care Providers & Services - 5.1%
Healthways, Inc. (a)	141,118	6,408,168
Henry Schein, Inc. (a)	6,100	309,697
Humana, Inc. (a)	100,700	5,588,850
Omnicare, Inc.	135,900	5,461,821
PSS World Medical, Inc. (a)	269,999	5,405,380
Sierra Health Services, Inc. (a)	220,700	8,872,140
VCA Antech, Inc. (a)	253,100	8,509,222
		40,555,278
Health Care Technology - 0.7%
Cerner Corp. (a)	119,200	5,355,656
Life Sciences Tools & Services - 1.7%
Harvard Bioscience, Inc. (a)	546,059	2,894,113
ICON PLC sponsored ADR	95,190	3,550,587
Pharmaceutical Product Development, Inc.	219,700	7,579,650
		14,024,350
Pharmaceuticals - 1.3%
Adams Respiratory Therapeutics, Inc. (a)	141,700	6,355,245
Medicis Pharmaceutical Corp. Class A	106,300	4,031,959
		10,387,204
TOTAL HEALTH CARE		108,252,913
INDUSTRIALS - 21.2%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	227,400	6,771,972
Hexcel Corp. (a)(d)	439,900	8,463,676
		15,235,648
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A	225,000	6,718,500
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 1.5%
NCI Building Systems, Inc. (a)	116,200	$ 6,614,104
Quixote Corp.	253,664	5,268,601
		11,882,705
Commercial Services & Supplies - 6.3%
Administaff, Inc.	192,400	7,876,856
CDI Corp.	155,200	4,028,992
Clean Harbors, Inc. (a)	141,200	7,573,968
CoStar Group, Inc. (a)(d)	114,800	5,449,556
Huron Consulting Group, Inc. (a)	201,600	10,452,960
Innerworkings, Inc. (d)	437,400	5,620,590
Navigant Consulting, Inc. (a)	170,000	3,532,600
Tele Atlas NV (a)	250,900	5,183,117
		49,718,639
Construction & Engineering - 2.5%
Chicago Bridge & Iron Co. NV (NY Shares)	213,800	6,354,136
Fluor Corp.	62,000	5,121,200
Foster Wheeler Ltd. (a)	150,800	8,063,276
		19,538,612
Electrical Equipment - 2.8%
C&D Technologies, Inc. (d)	359,810	1,942,974
EnerSys (a)	296,600	4,822,716
Genlyte Group, Inc. (a)	76,500	5,796,405
Q-Cells AG (d)	101,000	5,226,042
Ultralife Batteries, Inc. (a)(d)	393,585	4,408,152
		22,196,289
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	233,600	6,641,248
Machinery - 3.3%
Bucyrus International, Inc. Class A	163,300	7,578,753
Flowserve Corp. (a)	145,200	7,705,764
Graco, Inc.	103,000	4,199,310
Manitowoc Co., Inc.	125,800	6,523,988
		26,007,815
Road & Rail - 0.6%
Landstar System, Inc.	110,300	4,664,587
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	92,700	$ 5,628,744
TOTAL INDUSTRIALS		168,232,787
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.0%
F5 Networks, Inc. (a)	63,300	4,522,152
Harris Corp.	216,100	10,982,202
		15,504,354
Electronic Equipment & Instruments - 3.1%
Amphenol Corp. Class A	41,800	2,830,696
Cogent, Inc. (a)(d)	381,900	4,029,045
FARO Technologies, Inc. (a)	157,693	3,907,633
ScanSource, Inc. (a)	197,700	5,800,518
Trimble Navigation Ltd. (a)	143,700	8,130,546
		24,698,438
Internet Software & Services - 4.3%
aQuantive, Inc. (a)	217,400	5,826,320
CyberSource Corp. (a)	327,990	4,231,071
Equinix, Inc. (a)	65,700	5,523,399
j2 Global Communications, Inc. (a)	410,600	10,872,688
ValueClick, Inc. (a)	314,600	8,028,592
		34,482,070
IT Services - 6.9%
CACI International, Inc. Class A (a)	93,900	4,416,117
Lionbridge Technologies, Inc. (a)	732,346	4,738,279
MoneyGram International, Inc.	282,600	8,475,174
Ness Technologies, Inc. (a)	495,300	6,641,973
Satyam Computer Services Ltd. sponsored ADR	360,200	8,385,456
SI International, Inc. (a)	174,647	5,038,566
SRA International, Inc. Class A (a)	317,200	8,025,160
TALX Corp.	273,025	8,698,577
		54,419,302
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	165,200	5,727,484
Semiconductors & Semiconductor Equipment - 6.3%
California Micro Devices Corp. (a)	897,100	4,368,877
Entegris, Inc. (a)	602,200	6,461,606
FormFactor, Inc. (a)	209,800	8,528,370
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	199,221	$ 6,928,906
Microsemi Corp. (a)	337,200	6,137,040
Rudolph Technologies, Inc. (a)	259,744	4,059,799
SiRF Technology Holdings, Inc. (a)	252,700	7,419,272
Tessera Technologies, Inc. (a)	153,600	5,873,664
Volterra Semiconductor Corp. (a)	40,500	533,790
		50,311,324
Software - 4.2%
Ansys, Inc. (a)	166,900	8,326,641
Blackbaud, Inc.	407,159	9,759,601
Cognos, Inc. (a)	85,000	3,666,050
Fair, Isaac & Co., Inc.	180,700	7,195,474
Quality Systems, Inc.	113,400	4,811,562
		33,759,328
TOTAL INFORMATION TECHNOLOGY		218,902,300
MATERIALS - 4.0%
Metals & Mining - 4.0%
Carpenter Technology Corp.	81,800	9,578,780
Meridian Gold, Inc. (a)	230,500	6,719,488
Reliance Steel & Aluminum Co.	205,600	8,561,184
Titanium Metals Corp. (a)	236,500	7,293,660
		32,153,112
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Dobson Communications Corp. Class A (a)	691,100	6,696,759
UTILITIES - 0.6%
Multi-Utilities - 0.6%
CMS Energy Corp. (a)	283,600	4,733,284
TOTAL COMMON STOCKS (Cost $689,873,503)		764,527,145
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	45,500,215	$ 45,500,215
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	18,339,625	18,339,625
TOTAL MONEY MARKET FUNDS (Cost $63,839,840)		63,839,840
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $753,713,343)		828,366,985
NET OTHER ASSETS - (4.3)%		(33,775,078)
NET ASSETS - 100%		$ 794,591,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 649,266
Fidelity Securities Lending Cash Central Fund	59,392
Total	$ 708,658

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,759,498) - See accompanying schedule: Unaffiliated issuers (cost $689,873,503)	$ 764,527,145
Fidelity Central Funds (cost $63,839,840)	63,839,840
Total Investments (cost $753,713,343)		$ 828,366,985
Cash		10,514
Receivable for investments sold		5,656,512
Receivable for fund shares sold		9,380,394
Dividends receivable		304,247
Interest receivable		217,962
Prepaid expenses		2,178
Other receivables		30,887
Total assets		843,969,679

Liabilities
Payable for investments purchased	$ 29,862,858
Payable for fund shares redeemed	490,782
Accrued management fee	473,464
Distribution fees payable	35,091
Other affiliated payables	148,282
Other payables and accrued expenses	27,670
Collateral on securities loaned, at value	18,339,625
Total liabilities		49,377,772

Net Assets		$ 794,591,907
Net Assets consist of:
Paid in capital		$ 707,422,894
Accumulated net investment loss		(1,592,530)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,107,901
Net unrealized appreciation (depreciation) on investments		74,653,642
Net Assets		$ 794,591,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,607,668 ÷ 1,590,072 shares)	$ 14.85

Maximum offering price per share (100/94.25 of $14.85)	$ 15.76
Class T: Net Asset Value and redemption price per share ($24,543,631 ÷ 1,656,389 shares)	$ 14.82

Maximum offering price per share (100/96.50 of $14.82)	$ 15.36
Class B: Net Asset Value and offering price per share ($5,875,009 ÷ 399,633 shares)A	$ 14.70

Class C: Net Asset Value and offering price per share ($19,599,626 ÷ 1,333,758 shares)A	$ 14.70

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($704,976,779 ÷ 47,297,617 shares)	$ 14.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,989,194 ÷ 1,073,406 shares)	$ 14.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 710,408
Special dividends		294,341
Interest		468
Income from Fidelity Central Funds		708,658
Total income		1,713,875

Expenses
Management fee Basic fee	$ 1,959,531
Performance adjustment	306,742
Transfer agent fees	696,175
Distribution fees	195,547
Accounting and security lending fees	110,031
Custodian fees and expenses	11,289
Independent trustees' compensation	863
Registration fees	82,035
Audit	23,152
Legal	3,725
Miscellaneous	10,144
Total expenses before reductions	3,399,234
Expense reductions	(92,829)	3,306,405
Net investment income (loss)		(1,592,530)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,318,784
Foreign currency transactions	(553)
Total net realized gain (loss)		16,318,231
Change in net unrealized appreciation (depreciation) on investment securities		68,349,407
Net gain (loss)		84,667,638
Net increase (decrease) in net assets resulting from operations		$ 83,075,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,592,530)	$ (2,229,695)
Net realized gain (loss)	16,318,231	5,473,930
Change in net unrealized appreciation (depreciation)	68,349,407	(13,283,719)
Net increase (decrease) in net assets resulting from operations	83,075,108	(10,039,484)
Distributions to shareholders from net realized gain	(3,591,980)	(3,779,478)
Share transactions - net increase (decrease)	241,303,360	259,409,742
Redemption fees	36,821	233,448
Total increase (decrease) in net assets	320,823,309	245,824,228

Net Assets
Beginning of period	473,768,598	227,944,370
End of period (including accumulated net investment loss of $1,592,530 and undistributed net investment income of $0, respectively)	$ 794,591,907	$ 473,768,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	2.11	.18 J	3.01
Total from investment operations	2.06	.08	2.94
Distributions from net realized gain	(.09)	(.16)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.85	$ 12.88	$ 12.95
Total Return B, C, D	16.06%	.70%	29.50%
Ratios to Average Net Assets F, L
Expenses before reductions	1.52% A	1.53%	1.55% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45% A
Expenses net of all reductions	1.39% A	1.35%	1.36% A
Net investment income (loss)	(.77)% A, H	(.79)% I	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,608	$ 18,104	$ 4,719
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.14) I	(.09)
Net realized and unrealized gain (loss)	2.10	.19 J	3.01
Total from investment operations	2.03	.05	2.92
Distributions from net realized gain	(.07)	(.13)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.82	$ 12.86	$ 12.93
Total Return B, C, D	15.87%	.48%	29.30%
Ratios to Average Net Assets F, L
Expenses before reductions	1.72% A	1.73%	1.79% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.60%	1.61% A
Net investment income (loss)	(1.02)% A, H	(1.04)% I	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,544	$ 19,205	$ 5,240
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.12)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	2.08	.19 J	2.99
Total from investment operations	1.98	(.01)	2.86
Distributions from net realized gain	(.06)	(.09)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.70	$ 12.78	$ 12.87
Total Return B, C, D	15.53%	(.03)%	28.70%
Ratios to Average Net Assets F, L
Expenses before reductions	2.27% A	2.28%	2.33% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.20% A
Expenses net of all reductions	2.14% A	2.10%	2.11% A
Net investment income (loss)	(1.52)% A, H	(1.54)% I	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,875	$ 5,191	$ 2,055
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	2.09	.18 J	3.00
Total from investment operations	1.99	(.02)	2.87
Distributions from net realized gain	(.06)	(.10)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.70	$ 12.77	$ 12.88
Total Return B, C, D	15.62%	(.08)%	28.80%
Ratios to Average Net Assets F, L
Expenses before reductions	2.27% A	2.25%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.10%	2.09% A
Net investment income (loss)	(1.51)% A, H	(1.54)% I	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,600	$ 14,682	$ 8,372
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.62)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	2.12	.19 I	3.01
Total from investment operations	2.08	.12	2.97
Distributions from net realized gain	(.10)	(.18)	-
Redemption fees added to paid in capital D	- L	.01	.01
Net asset value, end of period	$ 14.91	$ 12.93	$ 12.98
Total Return B, C	16.17%	1.01%	29.80%
Ratios to Average Net Assets E, K
Expenses before reductions	1.16% A	1.13%	1.16% A
Expenses net of fee waivers, if any	1.15% A	1.13%	1.16% A
Expenses net of all reductions	1.14% A	1.08%	1.08% A
Net investment income (loss)	(.51)% A, G	(.52)% H	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 704,977	$ 402,353	$ 205,652
Portfolio turnover rate F	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	2.12	.19 I	3.00
Total from investment operations	2.09	.12	2.96
Distributions from net realized gain	(.11)	(.18)	-
Redemption fees added to paid in capital D	- L	.01	.01
Net asset value, end of period	$ 14.90	$ 12.92	$ 12.97
Total Return B, C	16.24%	.97%	29.70%
Ratios to Average Net Assets E, K
Expenses before reductions	1.09% A	1.10%	1.20% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.18% A
Expenses net of all reductions	1.08% A	1.05%	1.10% A
Net investment income (loss)	(.46)% A, G	(.49)% H	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,989	$ 14,233	$ 1,906
Portfolio turnover rate F	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 90,193,289
Unrealized depreciation	(17,070,201)
Net unrealized appreciation (depreciation)	$ 73,123,088
Cost for federal income tax purposes	$ 755,243,897

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $457,282,217 and $224,506,653, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 25,674	$ 1,928
Class T	.25%	.25%	55,404	1,014
Class B	.75%	.25%	27,968	21,432
Class C	.75%	.25%	86,501	39,526
			$ 195,547	$ 63,900

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,251
Class T	4,186
Class B*	4,954
Class C*	2,170
$ 27,561

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Small Cap Growth. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 36,290.35
Class T	33,927.31
Class B	9,901.35
Class C	30,723.36
Small Cap Growth	571,793.24
Institutional Class	13,541.18
	$ 696,175

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,013 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $645 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of

Semiannual Report

6. Security Lending - continued

Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $59,392.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 12,570
Class T	1.65%	8,426
Class B	2.15%	3,422
Class C	2.15%	11,007
Small Cap Growth	1.15%	34,176
		$ 69,601

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,043 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,793. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 142
Small Cap Growth	11,237
Institutional Class	13
$ 11,392

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net realized gain
Class A	$ 130,212	$ 79,077
Class T	118,024	63,628
Class B	24,691	16,300
Class C	74,047	71,634
Small Cap Growth	3,129,487	3,518,781
Institutional Class	115,519	30,058
Total	$ 3,591,980	$ 3,779,478

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	402,551	1,304,587	$ 5,569,820	$ 17,497,379
Reinvestment of distributions	8,925	5,381	119,928	70,354
Shares redeemed	(226,624)	(269,198)	(3,097,319)	(3,602,873)
Net increase (decrease)	184,852	1,040,770	$ 2,592,429	$ 13,964,860
Class T
Shares sold	352,721	1,397,985	$ 4,822,950	$ 18,995,409
Reinvestment of distributions	8,530	4,866	115,213	63,445
Shares redeemed	(198,451)	(314,634)	(2,739,978)	(4,188,261)
Net increase (decrease)	162,800	1,088,217	$ 2,198,185	$ 14,870,593
Class B
Shares sold	59,845	392,448	$ 817,700	$ 5,275,913
Reinvestment of distributions	1,705	1,204	23,112	15,614
Shares redeemed	(68,215)	(146,977)	(945,422)	(1,954,748)
Net increase (decrease)	(6,665)	246,675	$ (104,610)	$ 3,336,779
Class C
Shares sold	281,927	952,568	$ 3,820,818	$ 12,739,552
Reinvestment of distributions	5,178	5,289	70,286	68,594
Shares redeemed	(103,088)	(458,174)	(1,397,497)	(5,878,013)
Net increase (decrease)	184,017	499,683	$ 2,493,607	$ 6,930,133
Small Cap Growth
Shares sold	20,586,828	23,125,895	$ 295,556,767	$ 310,607,480
Reinvestment of distributions	213,315	226,620	2,867,099	2,968,828
Shares redeemed	(4,626,745)	(8,070,732)	(63,880,025)	(106,295,770)
Net increase (decrease)	16,173,398	15,281,783	$ 234,543,841	$ 207,280,538
Institutional Class
Shares sold	208,982	1,082,924	$ 2,901,448	$ 14,760,969
Reinvestment of distributions	7,296	1,705	97,691	22,327
Shares redeemed	(244,240)	(130,215)	(3,419,231)	(1,756,457)
Net increase (decrease)	(27,962)	954,414	$ (420,092)	$ 13,026,839

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCP-USAN-0307
1.803716.102

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Growth

Fund - Institutional Class

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Small Cap Growth Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of the fund's investments.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,160.60	$ 7.62
HypotheticalA	$ 1,000.00	$ 1,018.15	$ 7.12
Class T
Actual	$ 1,000.00	$ 1,158.70	$ 8.98
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,155.30	$ 11.68
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,156.20	$ 11.68
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Growth
Actual	$ 1,000.00	$ 1,161.70	$ 6.27
HypotheticalA	$ 1,000.00	$ 1,019.41	$ 5.85
Institutional Class
Actual	$ 1,000.00	$ 1,162.40	$ 5.94
HypotheticalA	$ 1,000.00	$ 1,019.71	$ 5.55

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Growth	1.15%
Institutional Class	1.09%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Harris Corp.	1.4	1.7
j2 Global Communications, Inc.	1.4	1.4
Huron Consulting Group, Inc.	1.3	1.0
Blackbaud, Inc.	1.2	1.0
Carpenter Technology Corp.	1.2	0.9
Western Refining, Inc.	1.2	0.0
Sierra Health Services, Inc.	1.1	1.0
National Financial Partners Corp.	1.1	0.7
TALX Corp.	1.1	1.1
Respironics, Inc.	1.1	0.0
	12.1
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	27.5	26.5
Industrials	21.2	17.1
Health Care	13.6	15.7
Consumer Discretionary	11.5	10.1
Energy	9.0	12.7
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 **
	Stocks 96.2%		Stocks 94.4%
	Short-Term Investments and Net Other Assets 3.8%		Short-Term Investments and Net Other Assets 5.6%
* Foreign investments	9.6%	** Foreign investments	9.8%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.2%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 11.5%
Diversified Consumer Services - 2.3%
Apollo Group, Inc. Class A (non-vtg) (a)	138,000	$ 5,989,200
DeVry, Inc.	147,000	4,139,520
Sotheby's Class A (ltd. vtg.)	220,100	8,161,308
		18,290,028
Hotels, Restaurants & Leisure - 2.9%
Domino's Pizza, Inc.	158,600	4,531,202
Life Time Fitness, Inc. (a)	100	5,420
McCormick & Schmick's Seafood Restaurants (a)	191,000	4,803,650
Penn National Gaming, Inc. (a)	142,900	6,261,878
Ruth's Chris Steak House, Inc. (a)	336,900	7,236,612
		22,838,762
Internet & Catalog Retail - 0.7%
Coldwater Creek, Inc. (a)(d)	295,200	5,505,480
Media - 1.8%
Focus Media Holding Ltd. ADR (a)(d)	54,600	4,513,236
New Frontier Media, Inc.	509,668	4,683,849
R.H. Donnelley Corp.	79,000	5,259,820
		14,456,905
Specialty Retail - 1.2%
The Children's Place Retail Stores, Inc. (a)	94,681	5,132,657
Zumiez, Inc. (a)(d)	141,500	4,655,350
		9,788,007
Textiles, Apparel & Luxury Goods - 2.6%
Crocs, Inc. (d)	132,300	6,659,982
Iconix Brand Group, Inc. (a)	304,500	6,062,595
Volcom, Inc. (a)(d)	238,400	7,626,416
		20,348,993
TOTAL CONSUMER DISCRETIONARY		91,228,175
CONSUMER STAPLES - 1.4%
Personal Products - 1.4%
Chattem, Inc. (a)	112,200	6,444,768
Herbalife Ltd. (a)	137,000	4,493,600
		10,938,368
ENERGY - 9.0%
Energy Equipment & Services - 2.7%
Hornbeck Offshore Services, Inc. (a)(d)	170,600	4,694,912
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Energy Equipment & Services - continued
NATCO Group, Inc. Class A (a)	153,200	$ 5,325,232
Oil States International, Inc. (a)	94,200	2,714,844
Superior Energy Services, Inc. (a)	279,300	8,468,376
		21,203,364
Oil, Gas & Consumable Fuels - 6.3%
Cabot Oil & Gas Corp.	110,000	7,134,600
Forest Oil Corp. (a)	227,400	7,258,608
Foundation Coal Holdings, Inc.	207,500	6,905,600
Mariner Energy, Inc. (a)	315,910	6,352,950
Range Resources Corp.	208,350	6,394,262
Tesoro Corp.	81,700	6,731,263
Western Refining, Inc.	337,800	9,238,830
		50,016,113
TOTAL ENERGY		71,219,477
FINANCIALS - 6.6%
Commercial Banks - 0.5%
Center Financial Corp., California	163,000	3,832,130
Consumer Finance - 0.9%
Cash America International, Inc.	130,000	5,552,300
Dollar Financial Corp. (a)	49,900	1,598,297
		7,150,597
Diversified Financial Services - 0.0%
Endeavor Acquisition Corp. (a)	9,600	104,544
Insurance - 4.7%
Aspen Insurance Holdings Ltd.	262,900	6,735,498
Max Re Capital Ltd.	204,400	4,905,600
National Financial Partners Corp.	179,100	8,793,810
RLI Corp.	105,900	5,860,506
Universal American Financial Corp. (a)	225,000	4,241,250
Willis Group Holdings Ltd.	166,700	6,811,362
		37,348,026
Real Estate Management & Development - 0.5%
CB Richard Ellis Group, Inc. Class A (a)	99,300	3,734,673
TOTAL FINANCIALS		52,169,970
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - 13.6%
Health Care Equipment & Supplies - 4.8%
American Medical Systems Holdings, Inc. (a)	218,900	$ 4,356,110
ArthroCare Corp. (a)	89,900	3,317,310
DJO, Inc. (a)	193,800	8,023,320
Exactech, Inc. (a)	4,300	65,575
Inverness Medical Innovations, Inc. (a)	148,700	6,129,414
Merit Medical Systems, Inc. (a)	174,100	2,743,816
Respironics, Inc. (a)	203,800	8,681,880
Varian Medical Systems, Inc. (a)	100,000	4,613,000
		37,930,425
Health Care Providers & Services - 5.1%
Healthways, Inc. (a)	141,118	6,408,168
Henry Schein, Inc. (a)	6,100	309,697
Humana, Inc. (a)	100,700	5,588,850
Omnicare, Inc.	135,900	5,461,821
PSS World Medical, Inc. (a)	269,999	5,405,380
Sierra Health Services, Inc. (a)	220,700	8,872,140
VCA Antech, Inc. (a)	253,100	8,509,222
		40,555,278
Health Care Technology - 0.7%
Cerner Corp. (a)	119,200	5,355,656
Life Sciences Tools & Services - 1.7%
Harvard Bioscience, Inc. (a)	546,059	2,894,113
ICON PLC sponsored ADR	95,190	3,550,587
Pharmaceutical Product Development, Inc.	219,700	7,579,650
		14,024,350
Pharmaceuticals - 1.3%
Adams Respiratory Therapeutics, Inc. (a)	141,700	6,355,245
Medicis Pharmaceutical Corp. Class A	106,300	4,031,959
		10,387,204
TOTAL HEALTH CARE		108,252,913
INDUSTRIALS - 21.2%
Aerospace & Defense - 1.9%
BE Aerospace, Inc. (a)	227,400	6,771,972
Hexcel Corp. (a)(d)	439,900	8,463,676
		15,235,648
Air Freight & Logistics - 0.8%
Hub Group, Inc. Class A	225,000	6,718,500
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Building Products - 1.5%
NCI Building Systems, Inc. (a)	116,200	$ 6,614,104
Quixote Corp.	253,664	5,268,601
		11,882,705
Commercial Services & Supplies - 6.3%
Administaff, Inc.	192,400	7,876,856
CDI Corp.	155,200	4,028,992
Clean Harbors, Inc. (a)	141,200	7,573,968
CoStar Group, Inc. (a)(d)	114,800	5,449,556
Huron Consulting Group, Inc. (a)	201,600	10,452,960
Innerworkings, Inc. (d)	437,400	5,620,590
Navigant Consulting, Inc. (a)	170,000	3,532,600
Tele Atlas NV (a)	250,900	5,183,117
		49,718,639
Construction & Engineering - 2.5%
Chicago Bridge & Iron Co. NV (NY Shares)	213,800	6,354,136
Fluor Corp.	62,000	5,121,200
Foster Wheeler Ltd. (a)	150,800	8,063,276
		19,538,612
Electrical Equipment - 2.8%
C&D Technologies, Inc. (d)	359,810	1,942,974
EnerSys (a)	296,600	4,822,716
Genlyte Group, Inc. (a)	76,500	5,796,405
Q-Cells AG (d)	101,000	5,226,042
Ultralife Batteries, Inc. (a)(d)	393,585	4,408,152
		22,196,289
Industrial Conglomerates - 0.8%
Raven Industries, Inc.	233,600	6,641,248
Machinery - 3.3%
Bucyrus International, Inc. Class A	163,300	7,578,753
Flowserve Corp. (a)	145,200	7,705,764
Graco, Inc.	103,000	4,199,310
Manitowoc Co., Inc.	125,800	6,523,988
		26,007,815
Road & Rail - 0.6%
Landstar System, Inc.	110,300	4,664,587
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Trading Companies & Distributors - 0.7%
WESCO International, Inc. (a)	92,700	$ 5,628,744
TOTAL INDUSTRIALS		168,232,787
INFORMATION TECHNOLOGY - 27.5%
Communications Equipment - 2.0%
F5 Networks, Inc. (a)	63,300	4,522,152
Harris Corp.	216,100	10,982,202
		15,504,354
Electronic Equipment & Instruments - 3.1%
Amphenol Corp. Class A	41,800	2,830,696
Cogent, Inc. (a)(d)	381,900	4,029,045
FARO Technologies, Inc. (a)	157,693	3,907,633
ScanSource, Inc. (a)	197,700	5,800,518
Trimble Navigation Ltd. (a)	143,700	8,130,546
		24,698,438
Internet Software & Services - 4.3%
aQuantive, Inc. (a)	217,400	5,826,320
CyberSource Corp. (a)	327,990	4,231,071
Equinix, Inc. (a)	65,700	5,523,399
j2 Global Communications, Inc. (a)	410,600	10,872,688
ValueClick, Inc. (a)	314,600	8,028,592
		34,482,070
IT Services - 6.9%
CACI International, Inc. Class A (a)	93,900	4,416,117
Lionbridge Technologies, Inc. (a)	732,346	4,738,279
MoneyGram International, Inc.	282,600	8,475,174
Ness Technologies, Inc. (a)	495,300	6,641,973
Satyam Computer Services Ltd. sponsored ADR	360,200	8,385,456
SI International, Inc. (a)	174,647	5,038,566
SRA International, Inc. Class A (a)	317,200	8,025,160
TALX Corp.	273,025	8,698,577
		54,419,302
Office Electronics - 0.7%
Zebra Technologies Corp. Class A (a)	165,200	5,727,484
Semiconductors & Semiconductor Equipment - 6.3%
California Micro Devices Corp. (a)	897,100	4,368,877
Entegris, Inc. (a)	602,200	6,461,606
FormFactor, Inc. (a)	209,800	8,528,370
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Hittite Microwave Corp. (a)	199,221	$ 6,928,906
Microsemi Corp. (a)	337,200	6,137,040
Rudolph Technologies, Inc. (a)	259,744	4,059,799
SiRF Technology Holdings, Inc. (a)	252,700	7,419,272
Tessera Technologies, Inc. (a)	153,600	5,873,664
Volterra Semiconductor Corp. (a)	40,500	533,790
		50,311,324
Software - 4.2%
Ansys, Inc. (a)	166,900	8,326,641
Blackbaud, Inc.	407,159	9,759,601
Cognos, Inc. (a)	85,000	3,666,050
Fair, Isaac & Co., Inc.	180,700	7,195,474
Quality Systems, Inc.	113,400	4,811,562
		33,759,328
TOTAL INFORMATION TECHNOLOGY		218,902,300
MATERIALS - 4.0%
Metals & Mining - 4.0%
Carpenter Technology Corp.	81,800	9,578,780
Meridian Gold, Inc. (a)	230,500	6,719,488
Reliance Steel & Aluminum Co.	205,600	8,561,184
Titanium Metals Corp. (a)	236,500	7,293,660
		32,153,112
TELECOMMUNICATION SERVICES - 0.8%
Wireless Telecommunication Services - 0.8%
Dobson Communications Corp. Class A (a)	691,100	6,696,759
UTILITIES - 0.6%
Multi-Utilities - 0.6%
CMS Energy Corp. (a)	283,600	4,733,284
TOTAL COMMON STOCKS (Cost $689,873,503)		764,527,145
Money Market Funds - 8.1%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	45,500,215	$ 45,500,215
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	18,339,625	18,339,625
TOTAL MONEY MARKET FUNDS (Cost $63,839,840)		63,839,840
TOTAL INVESTMENT PORTFOLIO - 104.3% (Cost $753,713,343)		828,366,985
NET OTHER ASSETS - (4.3)%		(33,775,078)
NET ASSETS - 100%		$ 794,591,907
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 649,266
Fidelity Securities Lending Cash Central Fund	59,392
Total	$ 708,658

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $17,759,498) - See accompanying schedule: Unaffiliated issuers (cost $689,873,503)	$ 764,527,145
Fidelity Central Funds (cost $63,839,840)	63,839,840
Total Investments (cost $753,713,343)		$ 828,366,985
Cash		10,514
Receivable for investments sold		5,656,512
Receivable for fund shares sold		9,380,394
Dividends receivable		304,247
Interest receivable		217,962
Prepaid expenses		2,178
Other receivables		30,887
Total assets		843,969,679

Liabilities
Payable for investments purchased	$ 29,862,858
Payable for fund shares redeemed	490,782
Accrued management fee	473,464
Distribution fees payable	35,091
Other affiliated payables	148,282
Other payables and accrued expenses	27,670
Collateral on securities loaned, at value	18,339,625
Total liabilities		49,377,772

Net Assets		$ 794,591,907
Net Assets consist of:
Paid in capital		$ 707,422,894
Accumulated net investment loss		(1,592,530)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		14,107,901
Net unrealized appreciation (depreciation) on investments		74,653,642
Net Assets		$ 794,591,907

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($23,607,668 ÷ 1,590,072 shares)	$ 14.85

Maximum offering price per share (100/94.25 of $14.85)	$ 15.76
Class T: Net Asset Value and redemption price per share ($24,543,631 ÷ 1,656,389 shares)	$ 14.82

Maximum offering price per share (100/96.50 of $14.82)	$ 15.36
Class B: Net Asset Value and offering price per share ($5,875,009 ÷ 399,633 shares)A	$ 14.70

Class C: Net Asset Value and offering price per share ($19,599,626 ÷ 1,333,758 shares)A	$ 14.70

Small Cap Growth: Net Asset Value, offering price and redemption price per share ($704,976,779 ÷ 47,297,617 shares)	$ 14.91

Institutional Class: Net Asset Value, offering price and redemption price per share ($15,989,194 ÷ 1,073,406 shares)	$ 14.90

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 710,408
Special dividends		294,341
Interest		468
Income from Fidelity Central Funds		708,658
Total income		1,713,875

Expenses
Management fee Basic fee	$ 1,959,531
Performance adjustment	306,742
Transfer agent fees	696,175
Distribution fees	195,547
Accounting and security lending fees	110,031
Custodian fees and expenses	11,289
Independent trustees' compensation	863
Registration fees	82,035
Audit	23,152
Legal	3,725
Miscellaneous	10,144
Total expenses before reductions	3,399,234
Expense reductions	(92,829)	3,306,405
Net investment income (loss)		(1,592,530)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	16,318,784
Foreign currency transactions	(553)
Total net realized gain (loss)		16,318,231
Change in net unrealized appreciation (depreciation) on investment securities		68,349,407
Net gain (loss)		84,667,638
Net increase (decrease) in net assets resulting from operations		$ 83,075,108

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,592,530)	$ (2,229,695)
Net realized gain (loss)	16,318,231	5,473,930
Change in net unrealized appreciation (depreciation)	68,349,407	(13,283,719)
Net increase (decrease) in net assets resulting from operations	83,075,108	(10,039,484)
Distributions to shareholders from net realized gain	(3,591,980)	(3,779,478)
Share transactions - net increase (decrease)	241,303,360	259,409,742
Redemption fees	36,821	233,448
Total increase (decrease) in net assets	320,823,309	245,824,228

Net Assets
Beginning of period	473,768,598	227,944,370
End of period (including accumulated net investment loss of $1,592,530 and undistributed net investment income of $0, respectively)	$ 794,591,907	$ 473,768,598

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.88	$ 12.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.05) H	(.10) I	(.07)
Net realized and unrealized gain (loss)	2.11	.18 J	3.01
Total from investment operations	2.06	.08	2.94
Distributions from net realized gain	(.09)	(.16)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.85	$ 12.88	$ 12.95
Total Return B, C, D	16.06%	.70%	29.50%
Ratios to Average Net Assets F, L
Expenses before reductions	1.52% A	1.53%	1.55% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.45% A
Expenses net of all reductions	1.39% A	1.35%	1.36% A
Net investment income (loss)	(.77)% A, H	(.79)% I	(.78)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 23,608	$ 18,104	$ 4,719
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.87)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.85)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.86	$ 12.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.07) H	(.14) I	(.09)
Net realized and unrealized gain (loss)	2.10	.19 J	3.01
Total from investment operations	2.03	.05	2.92
Distributions from net realized gain	(.07)	(.13)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.82	$ 12.86	$ 12.93
Total Return B, C, D	15.87%	.48%	29.30%
Ratios to Average Net Assets F, L
Expenses before reductions	1.72% A	1.73%	1.79% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.70% A
Expenses net of all reductions	1.64% A	1.60%	1.61% A
Net investment income (loss)	(1.02)% A, H	(1.04)% I	(1.03)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,544	$ 19,205	$ 5,240
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.12)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.10)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.78	$ 12.87	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	2.08	.19 J	2.99
Total from investment operations	1.98	(.01)	2.86
Distributions from net realized gain	(.06)	(.09)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.70	$ 12.78	$ 12.87
Total Return B, C, D	15.53%	(.03)%	28.70%
Ratios to Average Net Assets F, L
Expenses before reductions	2.27% A	2.28%	2.33% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.20% A
Expenses net of all reductions	2.14% A	2.10%	2.11% A
Net investment income (loss)	(1.52)% A, H	(1.54)% I	(1.53)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,875	$ 5,191	$ 2,055
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.63)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 K
Selected Per-Share Data
Net asset value, beginning of period	$ 12.77	$ 12.88	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.10) H	(.20) I	(.13)
Net realized and unrealized gain (loss)	2.09	.18 J	3.00
Total from investment operations	1.99	(.02)	2.87
Distributions from net realized gain	(.06)	(.10)	-
Redemption fees added to paid in capital E	- M	.01	.01
Net asset value, end of period	$ 14.70	$ 12.77	$ 12.88
Total Return B, C, D	15.62%	(.08)%	28.80%
Ratios to Average Net Assets F, L
Expenses before reductions	2.27% A	2.25%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.10%	2.09% A
Net investment income (loss)	(1.51)% A, H	(1.54)% I	(1.50)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 19,600	$ 14,682	$ 8,372
Portfolio turnover rate G	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.62)%.

I Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (1.60)%.

J The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

K For the period November 3, 2004 (commencement of operations) to July 31, 2005.

L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

M Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Growth

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.93	$ 12.98	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.04) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	2.12	.19 I	3.01
Total from investment operations	2.08	.12	2.97
Distributions from net realized gain	(.10)	(.18)	-
Redemption fees added to paid in capital D	- L	.01	.01
Net asset value, end of period	$ 14.91	$ 12.93	$ 12.98
Total Return B, C	16.17%	1.01%	29.80%
Ratios to Average Net Assets E, K
Expenses before reductions	1.16% A	1.13%	1.16% A
Expenses net of fee waivers, if any	1.15% A	1.13%	1.16% A
Expenses net of all reductions	1.14% A	1.08%	1.08% A
Net investment income (loss)	(.51)% A, G	(.52)% H	(.49)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 704,977	$ 402,353	$ 205,652
Portfolio turnover rate F	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.62)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.58)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 J
Selected Per-Share Data
Net asset value, beginning of period	$ 12.92	$ 12.97	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.03) G	(.07) H	(.04)
Net realized and unrealized gain (loss)	2.12	.19 I	3.00
Total from investment operations	2.09	.12	2.96
Distributions from net realized gain	(.11)	(.18)	-
Redemption fees added to paid in capital D	- L	.01	.01
Net asset value, end of period	$ 14.90	$ 12.92	$ 12.97
Total Return B, C	16.24%	.97%	29.70%
Ratios to Average Net Assets E, K
Expenses before reductions	1.09% A	1.10%	1.20% A
Expenses net of fee waivers, if any	1.09% A	1.10%	1.18% A
Expenses net of all reductions	1.08% A	1.05%	1.10% A
Net investment income (loss)	(.46)% A, G	(.49)% H	(.51)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 15,989	$ 14,233	$ 1,906
Portfolio turnover rate F	83% A	129%	93% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.56)%.

H Investment income per share reflects a special dividend which amounted to $.01 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been (.55)%.

I The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

J For the period November 3, 2004 (commencement of operations) to July 31, 2005.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Growth Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Growth, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Fidelity Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

distributions received that may be considered return of capital distributions or capital gain distributions. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to net operating losses and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 90,193,289
Unrealized depreciation	(17,070,201)
Net unrealized appreciation (depreciation)	$ 73,123,088
Cost for federal income tax purposes	$ 755,243,897

Semiannual Report

1. Significant Accounting Policies - continued

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $457,282,217 and $224,506,653, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged ..26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±.20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Growth, as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .83% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.25%	$ 25,674	$ 1,928
Class T	.25%	.25%	55,404	1,014
Class B	.75%	.25%	27,968	21,432
Class C	.75%	.25%	86,501	39,526
			$ 195,547	$ 63,900

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 16,251
Class T	4,186
Class B*	4,954
Class C*	2,170
$ 27,561

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Small Cap Growth. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Growth shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets*
Class A	$ 36,290.35
Class T	33,927.31
Class B	9,901.35
Class C	30,723.36
Small Cap Growth	571,793.24
Institutional Class	13,541.18
	$ 696,175

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds - continued

Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $5,013 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $645 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of

Semiannual Report

6. Security Lending - continued

Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $59,392.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 12,570
Class T	1.65%	8,426
Class B	2.15%	3,422
Class C	2.15%	11,007
Small Cap Growth	1.15%	34,176
		$ 69,601

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $10,043 for the period. In addition, through arrangements with the Fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,793. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class C	$ 142
Small Cap Growth	11,237
Institutional Class	13
$ 11,392

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

During the period, the Fund's transfer agent, Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of Fidelity Management & Research Company, notified the Fund that the fund's books and records did not reflect a conversion of certain Class B to Class A shares upon their conversion date. Management has determined that this did not have a material impact to the Fund's reported net assets or results of operations in the accompanying financial statements. FIIOC will cause the books and records of the Fund to reflect a conversion of the relevant Class B shares to Class A and is in the process of determining the impact to affected shareholder accounts for purposes of its remediation.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net realized gain
Class A	$ 130,212	$ 79,077
Class T	118,024	63,628
Class B	24,691	16,300
Class C	74,047	71,634
Small Cap Growth	3,129,487	3,518,781
Institutional Class	115,519	30,058
Total	$ 3,591,980	$ 3,779,478

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	402,551	1,304,587	$ 5,569,820	$ 17,497,379
Reinvestment of distributions	8,925	5,381	119,928	70,354
Shares redeemed	(226,624)	(269,198)	(3,097,319)	(3,602,873)
Net increase (decrease)	184,852	1,040,770	$ 2,592,429	$ 13,964,860
Class T
Shares sold	352,721	1,397,985	$ 4,822,950	$ 18,995,409
Reinvestment of distributions	8,530	4,866	115,213	63,445
Shares redeemed	(198,451)	(314,634)	(2,739,978)	(4,188,261)
Net increase (decrease)	162,800	1,088,217	$ 2,198,185	$ 14,870,593
Class B
Shares sold	59,845	392,448	$ 817,700	$ 5,275,913
Reinvestment of distributions	1,705	1,204	23,112	15,614
Shares redeemed	(68,215)	(146,977)	(945,422)	(1,954,748)
Net increase (decrease)	(6,665)	246,675	$ (104,610)	$ 3,336,779
Class C
Shares sold	281,927	952,568	$ 3,820,818	$ 12,739,552
Reinvestment of distributions	5,178	5,289	70,286	68,594
Shares redeemed	(103,088)	(458,174)	(1,397,497)	(5,878,013)
Net increase (decrease)	184,017	499,683	$ 2,493,607	$ 6,930,133
Small Cap Growth
Shares sold	20,586,828	23,125,895	$ 295,556,767	$ 310,607,480
Reinvestment of distributions	213,315	226,620	2,867,099	2,968,828
Shares redeemed	(4,626,745)	(8,070,732)	(63,880,025)	(106,295,770)
Net increase (decrease)	16,173,398	15,281,783	$ 234,543,841	$ 207,280,538
Institutional Class
Shares sold	208,982	1,082,924	$ 2,901,448	$ 14,760,969
Reinvestment of distributions	7,296	1,705	97,691	22,327
Shares redeemed	(244,240)	(130,215)	(3,419,231)	(1,756,457)
Net increase (decrease)	(27,962)	954,414	$ (420,092)	$ 13,026,839

Semiannual Report

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management & Research
(Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCPI-USAN-0307
1.803724.102

(Fidelity Investment logo)(registered trademark)

Fidelity®

Small Cap Value

Fund

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com/holdings.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,132.30	$ 7.47
HypotheticalA	$ 1,000.00	$ 1,018.20	$ 7.07
Class T
Actual	$ 1,000.00	$ 1,131.40	$ 8.86
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,128.20	$ 11.53
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,128.80	$ 11.54
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Value
Actual	$ 1,000.00	$ 1,134.50	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,019.61	$ 5.65
Institutional Class
Actual	$ 1,000.00	$ 1,134.80	$ 5.92
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Value	1.11%
Institutional Class	1.10%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Tesoro Corp.	2.4	2.3
Carpenter Technology Corp.	2.2	1.7
AAR Corp.	1.9	1.0
Jarden Corp.	1.9	1.8
UAP Holding Corp.	1.8	1.6
Jones Lang LaSalle, Inc.	1.8	1.2
RC2 Corp.	1.7	1.8
HCC Insurance Holdings, Inc.	1.6	0.5
The Pantry, Inc.	1.6	0.0
Arris Group, Inc.	1.5	0.0
	18.4
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	26.3
Industrials	15.3	16.2
Information Technology	15.0	12.2
Consumer Discretionary	13.0	12.9
Energy	8.0	10.5
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 * *
	Stocks 92.1%		Stocks 94.6%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	6.5%	* * Foreign investments	7.9%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.8%
Aftermarket Technology Corp. (a)	150,000	$ 3,234,000
ArvinMeritor, Inc.	175,000	3,368,750
Hawk Corp. Class A (a)	386,600	4,194,610
Spartan Motors, Inc.	67,065	1,122,668
		11,920,028
Distributors - 0.2%
Building Materials Holding Corp.	129,100	3,076,453
Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	100,000	2,076,000
Cosi, Inc. (a)(d)	339,700	2,184,271
Domino's Pizza, Inc.	275,000	7,856,750
Gaylord Entertainment Co. (a)	115,000	6,354,900
Pinnacle Entertainment, Inc. (a)	412,700	14,250,531
Red Robin Gourmet Burgers, Inc. (a)	140,000	5,005,000
Wyndham Worldwide Corp. (a)	125,000	3,900,000
		41,627,452
Household Durables - 3.8%
Ethan Allen Interiors, Inc.	260,300	9,805,501
Interface, Inc. Class A (a)	979,490	14,907,838
Jarden Corp. (a)	744,600	27,304,482
Ryland Group, Inc.	55,000	3,089,900
		55,107,721
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	165,000	3,077,250
Leisure Equipment & Products - 2.0%
Brunswick Corp.	54,400	1,855,584
Pool Corp. (d)	72,100	2,638,860
RC2 Corp. (a)	629,555	24,873,718
		29,368,162
Media - 0.1%
Westwood One, Inc.	100,000	693,000
Multiline Retail - 0.6%
Saks, Inc.	445,000	8,348,200
Specialty Retail - 1.2%
Asbury Automotive Group, Inc.	105,000	2,568,300
Bakers Footwear Group, Inc. (a)(d)	41,899	493,989
Citi Trends, Inc. (a)(d)	40,400	1,592,164
Genesco, Inc.	60,000	2,363,400
Gymboree Corp. (a)	95,200	4,121,208
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	$ 1,551,960
Mothers Work, Inc. (a)	12,300	411,435
Sonic Automotive, Inc. Class A (sub. vtg.)	42,500	1,332,375
The Children's Place Retail Stores, Inc. (a)	40,700	2,206,347
		16,641,178
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	150,000	3,810,000
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	207,400	7,350,256
Warnaco Group, Inc. (a)	240,000	6,789,600
		17,949,856
TOTAL CONSUMER DISCRETIONARY		187,809,300
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.8%
The Pantry, Inc. (a)	455,000	22,208,550
Winn-Dixie Stores, Inc. (a)	240,000	3,266,400
		25,474,950
Food Products - 1.7%
Chiquita Brands International, Inc.	171,000	2,713,770
Diamond Foods, Inc.	535,400	10,231,494
Hain Celestial Group, Inc. (a)	140,000	4,116,000
PAN Fish ASA (a)(d)	7,155,000	7,659,212
		24,720,476
Household Products - 0.5%
Central Garden & Pet Co. Class A (a)	175,000	7,838,250
Personal Products - 1.3%
Playtex Products, Inc. (a)	682,000	9,602,560
Prestige Brands Holdings, Inc. (a)	672,631	8,549,140
		18,151,700
TOTAL CONSUMER STAPLES		76,185,376
ENERGY - 8.0%
Energy Equipment & Services - 1.4%
Hornbeck Offshore Services, Inc. (a)	154,100	4,240,832
Oil States International, Inc. (a)	244,760	7,053,983
Superior Energy Services, Inc. (a)	290,000	8,792,800
		20,087,615
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	107,400	$ 1,447,752
Cabot Oil & Gas Corp.	160,000	10,377,600
Forest Oil Corp. (a)	260,300	8,308,776
Mariner Energy, Inc. (a) (e)	200,000	4,022,000
Mariner Energy, Inc. (a)	330,000	6,636,300
Petrohawk Energy Corp. (a)	575,000	6,635,500
Petroleum Development Corp. (a)	127,622	6,538,075
Southwestern Energy Co. (a)	280,000	10,768,800
Tesoro Corp.	413,800	34,092,984
Western Refining, Inc.	110,000	3,008,500
World Fuel Services Corp.	81,900	3,755,115
		95,591,402
TOTAL ENERGY		115,679,017
FINANCIALS - 23.6%
Capital Markets - 1.9%
ACA Capital Holdings, Inc.	100,000	1,551,000
American Capital Strategies Ltd.	183,700	8,937,005
MarketAxess Holdings, Inc. (a)	300,000	3,801,000
Piper Jaffray Companies (a)	50,000	3,447,000
TradeStation Group, Inc. (a)	718,300	9,165,508
		26,901,513
Commercial Banks - 5.0%
Boston Private Financial Holdings, Inc.	610,200	17,646,984
Cathay General Bancorp	270,220	9,365,825
Center Financial Corp., California	353,352	8,307,306
Colonial Bancgroup, Inc.	100,000	2,454,000
East West Bancorp, Inc.	28,800	1,105,920
First State Bancorp.	103,500	2,392,920
Hanmi Financial Corp.	195,040	3,994,419
Investors Bancorp, Inc. (a)	170,000	2,621,400
Nara Bancorp, Inc.	183,270	3,597,590
South Financial Group, Inc.	340,000	8,785,600
UCBH Holdings, Inc.	150,000	2,812,500
Wintrust Financial Corp.	207,960	9,522,488
		72,606,952
Consumer Finance - 0.6%
Advanta Corp. Class B	65,000	3,016,650
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
CompuCredit Corp. (a)(d)	55,000	$ 1,946,450
Dollar Financial Corp. (a)	125,000	4,003,750
		8,966,850
Diversified Financial Services - 0.5%
Endeavor Acquisition Corp. (a)	35,300	384,417
Marlin Business Services Corp. (a)	295,779	6,930,102
		7,314,519
Insurance - 11.2%
American Equity Investment Life Holding Co.	1,270,800	16,278,948
Aspen Insurance Holdings Ltd.	360,200	9,228,324
Delphi Financial Group, Inc. Class A	52,850	2,084,404
Employers Holdings, Inc. (a)	14,400	287,568
HCC Insurance Holdings, Inc.	750,920	23,428,704
IPC Holdings Ltd.	572,440	16,858,358
Max Re Capital Ltd.	175,000	4,200,000
National Financial Partners Corp. (d)	366,300	17,985,330
Navigators Group, Inc. (a)	104,862	5,011,355
Ohio Casualty Corp.	100,500	2,968,770
Old Republic International Corp.	200,000	4,460,000
Philadelphia Consolidated Holdings Corp. (a)	99,140	4,467,248
Platinum Underwriters Holdings Ltd.	329,700	9,841,545
Tower Group, Inc.	305,000	10,248,000
United America Indemnity Ltd. Class A (a)	258,022	6,223,491
Willis Group Holdings Ltd.	195,000	7,967,700
Zenith National Insurance Corp.	444,000	20,290,800
		161,830,545
Real Estate Investment Trusts - 0.9%
Education Realty Trust, Inc.	176,300	2,649,789
Equity Lifestyle Properties, Inc.	75,100	4,147,773
Equity One, Inc.	105,000	2,912,700
GMH Communities Trust	314,100	3,081,321
		12,791,583
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	248,000	25,916,000
Thrifts & Mortgage Finance - 1.7%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	460,000	6,108,800
Farmer Mac Class C (non-vtg.)	165,000	4,582,050
Fremont General Corp.	200,000	2,720,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	115,000	$ 6,925,300
Washington Federal, Inc.	150,000	3,478,500
		23,814,650
TOTAL FINANCIALS		340,142,612
HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.5%
Greatbatch, Inc. (a)	90,000	2,645,100
Haemonetics Corp. (a)	91,000	4,389,840
		7,034,940
Health Care Providers & Services - 0.7%
Air Methods Corp. (a)	149,867	4,055,401
VistaCare, Inc. Class A (a)	675,841	6,488,074
		10,543,475
Life Sciences Tools & Services - 0.6%
ICON PLC sponsored ADR	228,720	8,531,256
Pharmaceuticals - 1.3%
Valeant Pharmaceuticals International (a)	1,045,000	18,423,350
TOTAL HEALTH CARE		44,533,021
INDUSTRIALS - 15.3%
Aerospace & Defense - 3.1%
AAR Corp. (a)	922,300	27,475,317
DRS Technologies, Inc.	159,000	8,808,600
Hexcel Corp. (a)	430,200	8,277,048
		44,560,965
Air Freight & Logistics - 1.1%
Forward Air Corp.	80,000	2,510,400
Hub Group, Inc. Class A	180,000	5,374,800
Park-Ohio Holdings Corp. (a)	461,490	7,969,932
		15,855,132
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	235,000	2,601,450
Building Products - 0.8%
Insteel Industries, Inc.	190,988	3,187,590
NCI Building Systems, Inc. (a)	132,700	7,553,284
		10,740,874
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.9%
FTI Consulting, Inc. (a)	545,000	$ 14,938,450
Navigant Consulting, Inc. (a)	125,000	2,597,500
Standard Parking Corp. (a)	8,906	339,140
Team, Inc. (a)	281,028	9,597,106
		27,472,196
Construction & Engineering - 2.1%
Infrasource Services, Inc. (a)	115,000	2,443,750
Shaw Group, Inc. (a)	393,000	13,267,680
Washington Group International, Inc.	245,000	13,996,850
		29,708,280
Electrical Equipment - 0.8%
Belden CDT, Inc.	250,000	10,812,500
C&D Technologies, Inc. (a)	240,000	1,296,000
		12,108,500
Machinery - 1.3%
AGCO Corp. (a)	85,000	2,887,450
Columbus McKinnon Corp. (NY Shares) (a)	60,000	1,378,800
Force Protection, Inc. (a)(d)	345,000	6,206,550
Manitowoc Co., Inc.	171,520	8,895,027
		19,367,827
Road & Rail - 0.5%
YRC Worldwide, Inc. (a)	160,000	7,096,000
Trading Companies & Distributors - 3.5%
GATX Corp.	85,000	3,876,000
Kaman Corp.	503,822	11,482,103
UAP Holding Corp.	1,055,980	26,452,299
WESCO International, Inc. (a)	138,000	8,379,360
		50,189,762
TOTAL INDUSTRIALS		219,700,986
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.0%
Arris Group, Inc. (a)	1,505,000	21,401,100
Powerwave Technologies, Inc. (a)	860,000	5,022,400
Radyne Corp. (a)	245,700	2,570,022
		28,993,522
Electronic Equipment & Instruments - 5.3%
Amphenol Corp. Class A	20,000	1,354,400
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Benchmark Electronics, Inc. (a)	167,900	$ 3,802,935
CTS Corp.	190,000	2,945,000
Ingram Micro, Inc. Class A (a)	782,700	15,270,477
Insight Enterprises, Inc. (a)	680,600	13,836,598
KEMET Corp. (a)	636,401	4,798,464
Mettler-Toledo International, Inc. (a)	113,700	9,414,360
Tektronix, Inc.	551,000	15,576,770
Vishay Intertechnology, Inc. (a)	677,491	8,902,232
		75,901,236
Internet Software & Services - 0.8%
j2 Global Communications, Inc. (a)	430,800	11,407,584
IT Services - 1.8%
CACI International, Inc. Class A (a)	60,000	2,821,800
MoneyGram International, Inc.	80,000	2,399,200
Ness Technologies, Inc. (a)	357,000	4,787,370
Telvent GIT SA (a)	1,071,000	16,600,500
		26,608,870
Semiconductors & Semiconductor Equipment - 2.5%
Applied Micro Circuits Corp. (a)	1,350,000	4,644,000
California Micro Devices Corp. (a)	625,000	3,043,750
Diodes, Inc. (a)	76,000	2,786,920
Entegris, Inc. (a)	300,000	3,219,000
FormFactor, Inc. (a)	220,000	8,943,000
Integrated Device Technology, Inc. (a)	195,400	2,956,402
Microsemi Corp. (a)	230,000	4,186,000
MKS Instruments, Inc. (a)	123,900	2,709,693
Rudolph Technologies, Inc. (a)	165,244	2,582,764
Volterra Semiconductor Corp. (a)	43,900	578,602
		35,650,131
Software - 2.6%
Blackbaud, Inc.	150,000	3,595,500
Citrix Systems, Inc. (a)	130,000	4,117,100
Hyperion Solutions Corp. (a)	331,700	14,004,374
Moldflow Corp. (a)	282,898	4,065,244
Quest Software, Inc. (a)	595,000	8,883,350
Sonic Solutions, Inc. (a)	155,000	2,844,250
		37,509,818
TOTAL INFORMATION TECHNOLOGY		216,071,161
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.9%
Chemicals - 1.0%
Albemarle Corp.	48,300	$ 3,766,434
Cytec Industries, Inc.	79,670	4,638,387
Georgia Gulf Corp.	230,800	4,802,948
Westlake Chemical Corp.	5,100	169,218
		13,376,987
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	300,000	3,240,000
Metals & Mining - 4.7%
Carpenter Technology Corp.	275,000	32,202,500
Compass Minerals International, Inc.	686,466	21,301,040
Meridian Gold, Inc. (a)	270,000	7,870,984
Olympic Steel, Inc.	110,000	2,926,000
Titanium Metals Corp. (a)	120,000	3,700,800
		68,001,324
TOTAL MATERIALS		84,618,311
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	434,000	6,371,120
UTILITIES - 2.5%
Electric Utilities - 1.1%
DPL, Inc.	160,000	4,588,800
ITC Holdings Corp.	239,900	10,435,650
		15,024,450
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	124,000	7,431,320
Multi-Utilities - 0.9%
CMS Energy Corp. (a)	500,000	8,345,000
WPS Resources Corp.	90,000	4,774,500
		13,119,500
TOTAL UTILITIES		35,575,270
TOTAL COMMON STOCKS (Cost $1,186,759,499)		1,326,686,174
Money Market Funds - 9.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	123,140,249	$ 123,140,249
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	12,338,010	12,338,010
TOTAL MONEY MARKET FUNDS (Cost $135,478,259)		135,478,259
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,322,237,758)		1,462,164,433
NET OTHER ASSETS - (1.5)%		(21,093,022)
NET ASSETS - 100%		$ 1,441,071,411
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,022,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,500,815
Fidelity Securities Lending Cash Central Fund	83,001
Total	$ 1,583,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,909,614) - See accompanying schedule: Unaffiliated issuers (cost $1,186,759,499)	$ 1,326,686,174
Fidelity Central Funds (cost $135,478,259)	135,478,259
Total Investments (cost $1,322,237,758)		$ 1,462,164,433
Receivable for investments sold		19,072,531
Receivable for fund shares sold		10,848,113
Dividends receivable		420,998
Interest receivable		442,444
Prepaid expenses		5,015
Receivable from investment adviser for expense reductions		5,193
Other receivables		25,003
Total assets		1,492,983,730

Liabilities
Payable for investments purchased	$ 36,333,051
Payable for fund shares redeemed	1,975,655
Accrued management fee	881,515
Distribution fees payable	66,689
Other affiliated payables	287,473
Other payables and accrued expenses	29,926
Collateral on securities loaned, at value	12,338,010
Total liabilities		51,912,319

Net Assets		$ 1,441,071,411
Net Assets consist of:
Paid in capital		$ 1,282,717,142
Accumulated net investment loss		(1,061,575)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,489,520
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		139,926,324
Net Assets		$ 1,441,071,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,924,271 ÷ 3,804,808 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($50,085,684 ÷ 3,543,974 shares)	$ 14.13

Maximum offering price per share (100/96.50 of $14.13)	$ 14.64
Class B: Net Asset Value and offering price per share ($12,172,447 ÷ 864,960 shares)A	$ 14.07

Class C: Net Asset Value and offering price per share ($31,537,522 ÷ 2,240,638 shares)A	$ 14.08

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,281,871,092 ÷ 90,026,543 shares)	$ 14.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,480,395 ÷ 806,389 shares)	$ 14.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 4,188,598
Interest		713
Income from Fidelity Central Funds		1,583,816
Total income		5,773,127

Expenses
Management fee Basic fee	$ 4,148,765
Performance adjustment	575,245
Transfer agent fees	1,425,490
Distribution fees	379,936
Accounting and security lending fees	199,340
Custodian fees and expenses	20,184
Independent trustees' compensation	1,902
Registration fees	102,668
Audit	24,484
Legal	7,273
Miscellaneous	23,789
Total expenses before reductions	6,909,076
Expense reductions	(74,373)	6,834,703
Net investment income (loss)		(1,061,576)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,628,553
Foreign currency transactions	9,298
Total net realized gain (loss)		31,637,851
Change in net unrealized appreciation (depreciation) on: Investment securities	114,128,592
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		114,128,613
Net gain (loss)		145,766,464
Net increase (decrease) in net assets resulting from operations		$ 144,704,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,061,576)	$ 38,256
Net realized gain (loss)	31,637,851	59,284,810
Change in net unrealized appreciation (depreciation)	114,128,613	(30,701,367)
Net increase (decrease) in net assets resulting from operations	144,704,888	28,621,699
Distributions to shareholders from net investment income	-	(633,037)
Distributions to shareholders from net realized gain	(55,419,287)	(20,371,695)
Total distributions	(55,419,287)	(21,004,732)
Share transactions - net increase (decrease)	262,160,646	457,176,942
Redemption fees	87,100	517,538
Total increase (decrease) in net assets	351,533,347	465,311,447

Net Assets
Beginning of period	1,089,538,064	624,226,617
End of period (including accumulated net investment loss of $1,061,575 and undistributed net investment income of $0, respectively)	$ 1,441,071,411	$ 1,089,538,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.70	.74	2.84
Total from investment operations	1.67	.71	2.80
Distributions from net investment income	-	-	(.01)
Distributions from net realized gain	(.67)	(.35)	-
Total distributions	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.17	$ 13.17	$ 12.80
Total Return B, C, D	13.23%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.44% A
Expenses net of all reductions	1.39% A	1.36%	1.38% A
Net investment income (loss)	(.40)% A	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,924	$ 39,931	$ 9,390 A
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.06)
Net realized and unrealized gain (loss)	1.69	.74	2.83
Total from investment operations	1.65	.67	2.77
Distributions from net realized gain	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.13	$ 13.13	$ 12.78
Total Return B, C, D	13.14%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.68% A
Expenses net of all reductions	1.64% A	1.61%	1.62% A
Net investment income (loss)	(.65)% A	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,086	$ 45,460	$ 12,725
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.69	.74	2.82
Total from investment operations	1.61	.61	2.72
Distributions from net realized gain	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.07	$ 13.07	$ 12.73
Total Return B, C, D	12.82%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.24% A	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19% A
Expenses net of all reductions	2.14% A	2.11%	2.13% A
Net investment income (loss)	(1.15)% A	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,172	$ 10,214	$ 3,931
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.70	.74	2.83
Total from investment operations	1.62	.61	2.73
Distributions from net realized gain	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.08	$ 13.07	$ 12.74
Total Return B, C, D	12.88%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.11%	2.11% A
Net investment income (loss)	(1.15)% A	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,538	$ 26,791	$ 11,732
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	1.71	.74	2.84
Total from investment operations	1.70	.75	2.83
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	(.68)	(.36)	-
Total distributions	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 14.24	$ 13.22	$ 12.83
Total Return B, C	13.45%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.09%	1.05% A
Expenses net of fee waivers, if any	1.11% A	1.09%	1.05% A
Expenses net of all reductions	1.11% A	1.06%	.99% A
Net investment income (loss)	(.11)% A	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,281,871	$ 957,720	$ 582,689
Portfolio turnover rate F	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	1.71	.74	2.84
Total from investment operations	1.70	.75	2.83
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	(.68)	(.36)	-
Total distributions	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 14.24	$ 13.22	$ 12.83
Total Return B, C	13.48%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.10% A	1.08%	1.07% A
Expenses net of fee waivers, if any	1.10% A	1.08%	1.07% A
Expenses net of all reductions	1.10% A	1.05%	1.01% A
Net investment income (loss)	(.10)% A	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,480	$ 9,422	$ 3,761
Portfolio turnover rate F	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longe-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Value Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 167,847,378
Unrealized depreciation	(28,425,589)
Net unrealized appreciation (depreciation)	$ 139,421,789
Cost for federal income tax purposes	$ 1,322,742,644

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $631,272,885 and $480,003,923, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 57,326	$ 5,496
Class T	.25%	.25%	120,240	1,294
Class B	.75%	.25%	56,392	42,297
Class C	.75%	.25%	145,978	67,010
			$ 379,936	$ 116,097

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,607
Class T	11,163
Class B*	11,640
Class C*	4,216
$ 70,626

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Small Cap Value. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Value shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 80,755.35
Class T	67,607.28
Class B	19,978.35
Class C	51,312.35
Small Cap Value	1,194,291.23
Institutional Class	11,547.22
	$ 1,425,490

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,957 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,416 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the

Semiannual Report

6. Security Lending - continued

loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $83,001.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 19,837
Class T	1.65%	3,172
Class B	2.15%	4,991
Class C	2.15%	12,564
		$ 40,564

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,239 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 50
Small Cap Value	16,513
Institutional Class	7
$ 16,570

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Small Cap Value	$ -	$ 627,853
Institutional Class	-	5,184
Total	$ -	$ 633,037
From net realized gain
Class A	$ 2,137,125	349,740
Class T	2,317,661	411,098
Class B	493,632	108,502
Class C	1,276,307	314,711
Small Cap Value	48,691,753	19,037,825
Institutional Class	502,809	149,819
Total	$ 55,419,287	$ 20,371,695

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,152,720	2,792,696	$ 15,643,771	$ 37,292,766
Reinvestment of distributions	153,067	23,154	1,967,809	292,886
Shares redeemed	(533,260)	(517,416)	(7,164,009)	(6,894,256)
Net increase (decrease)	772,527	2,298,434	$ 10,447,571	$ 30,691,396
Class T
Shares sold	847,756	2,906,186	$ 11,414,599	$ 38,920,414
Reinvestment of distributions	158,414	20,934	2,031,454	264,080
Shares redeemed	(923,677)	(461,271)	(12,557,739)	(6,059,837)
Net increase (decrease)	82,493	2,465,849	$ 888,314	$ 33,124,657
Class B
Shares sold	176,264	646,292	$ 2,359,905	$ 8,494,362
Reinvestment of distributions	34,686	7,808	444,445	98,271
Shares redeemed	(127,576)	(181,273)	(1,720,797)	(2,424,583)
Net increase (decrease)	83,374	472,827	$ 1,083,553	$ 6,168,050
Class C
Shares sold	437,615	1,647,798	$ 5,859,706	$ 21,781,876
Reinvestment of distributions	84,925	23,044	1,089,270	289,929
Shares redeemed	(331,708)	(542,172)	(4,408,809)	(7,009,701)
Net increase (decrease)	190,832	1,128,670	$ 2,540,167	$ 15,062,104
Small Cap Value
Shares sold	30,415,023	53,704,430	$ 420,101,769	$ 714,692,056
Reinvestment of distributions	3,617,371	1,502,190	46,609,219	19,027,647
Shares redeemed	(16,443,686)	(28,179,009)	(220,762,288)	(367,110,557)
Net increase (decrease)	17,588,708	27,027,611	$ 245,948,700	$ 366,609,146
Institutional Class
Shares sold	178,899	585,637	$ 2,428,041	$ 7,784,992
Reinvestment of distributions	23,286	4,421	300,279	56,037
Shares redeemed	(108,411)	(170,544)	(1,475,979)	(2,319,440)
Net increase (decrease)	93,774	419,514	$ 1,252,341	$ 5,521,589

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16995 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

875 North Michigan Ave.
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1572 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

405 Cochituate Road
Framingham, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

11 Penn Plaza
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

14100 San Pedro
San Antonio, TX

1576 East Southlake Blvd.
Southlake, TX

19740 IH 45 North
Spring, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments Japan Limited

Fidelity International Investment
Advisors

Fidelity International Investment
Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agent

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service

SCV-USAN-0307
1.803708.102

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Value

Fund - Class A, Class T,
Class B and Class C

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Class A, Class T, Class B
and Class C are classes of
Fidelity® Small Cap Value Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,132.30	$ 7.47
HypotheticalA	$ 1,000.00	$ 1,018.20	$ 7.07
Class T
Actual	$ 1,000.00	$ 1,131.40	$ 8.86
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,128.20	$ 11.53
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,128.80	$ 11.54
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Value
Actual	$ 1,000.00	$ 1,134.50	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,019.61	$ 5.65
Institutional Class
Actual	$ 1,000.00	$ 1,134.80	$ 5.92
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Value	1.11%
Institutional Class	1.10%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Tesoro Corp.	2.4	2.3
Carpenter Technology Corp.	2.2	1.7
AAR Corp.	1.9	1.0
Jarden Corp.	1.9	1.8
UAP Holding Corp.	1.8	1.6
Jones Lang LaSalle, Inc.	1.8	1.2
RC2 Corp.	1.7	1.8
HCC Insurance Holdings, Inc.	1.6	0.5
The Pantry, Inc.	1.6	0.0
Arris Group, Inc.	1.5	0.0
	18.4
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	26.3
Industrials	15.3	16.2
Information Technology	15.0	12.2
Consumer Discretionary	13.0	12.9
Energy	8.0	10.5
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 * *
	Stocks 92.1%		Stocks 94.6%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	6.5%	* * Foreign investments	7.9%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.8%
Aftermarket Technology Corp. (a)	150,000	$ 3,234,000
ArvinMeritor, Inc.	175,000	3,368,750
Hawk Corp. Class A (a)	386,600	4,194,610
Spartan Motors, Inc.	67,065	1,122,668
		11,920,028
Distributors - 0.2%
Building Materials Holding Corp.	129,100	3,076,453
Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	100,000	2,076,000
Cosi, Inc. (a)(d)	339,700	2,184,271
Domino's Pizza, Inc.	275,000	7,856,750
Gaylord Entertainment Co. (a)	115,000	6,354,900
Pinnacle Entertainment, Inc. (a)	412,700	14,250,531
Red Robin Gourmet Burgers, Inc. (a)	140,000	5,005,000
Wyndham Worldwide Corp. (a)	125,000	3,900,000
		41,627,452
Household Durables - 3.8%
Ethan Allen Interiors, Inc.	260,300	9,805,501
Interface, Inc. Class A (a)	979,490	14,907,838
Jarden Corp. (a)	744,600	27,304,482
Ryland Group, Inc.	55,000	3,089,900
		55,107,721
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	165,000	3,077,250
Leisure Equipment & Products - 2.0%
Brunswick Corp.	54,400	1,855,584
Pool Corp. (d)	72,100	2,638,860
RC2 Corp. (a)	629,555	24,873,718
		29,368,162
Media - 0.1%
Westwood One, Inc.	100,000	693,000
Multiline Retail - 0.6%
Saks, Inc.	445,000	8,348,200
Specialty Retail - 1.2%
Asbury Automotive Group, Inc.	105,000	2,568,300
Bakers Footwear Group, Inc. (a)(d)	41,899	493,989
Citi Trends, Inc. (a)(d)	40,400	1,592,164
Genesco, Inc.	60,000	2,363,400
Gymboree Corp. (a)	95,200	4,121,208
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	$ 1,551,960
Mothers Work, Inc. (a)	12,300	411,435
Sonic Automotive, Inc. Class A (sub. vtg.)	42,500	1,332,375
The Children's Place Retail Stores, Inc. (a)	40,700	2,206,347
		16,641,178
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	150,000	3,810,000
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	207,400	7,350,256
Warnaco Group, Inc. (a)	240,000	6,789,600
		17,949,856
TOTAL CONSUMER DISCRETIONARY		187,809,300
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.8%
The Pantry, Inc. (a)	455,000	22,208,550
Winn-Dixie Stores, Inc. (a)	240,000	3,266,400
		25,474,950
Food Products - 1.7%
Chiquita Brands International, Inc.	171,000	2,713,770
Diamond Foods, Inc.	535,400	10,231,494
Hain Celestial Group, Inc. (a)	140,000	4,116,000
PAN Fish ASA (a)(d)	7,155,000	7,659,212
		24,720,476
Household Products - 0.5%
Central Garden & Pet Co. Class A (a)	175,000	7,838,250
Personal Products - 1.3%
Playtex Products, Inc. (a)	682,000	9,602,560
Prestige Brands Holdings, Inc. (a)	672,631	8,549,140
		18,151,700
TOTAL CONSUMER STAPLES		76,185,376
ENERGY - 8.0%
Energy Equipment & Services - 1.4%
Hornbeck Offshore Services, Inc. (a)	154,100	4,240,832
Oil States International, Inc. (a)	244,760	7,053,983
Superior Energy Services, Inc. (a)	290,000	8,792,800
		20,087,615
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	107,400	$ 1,447,752
Cabot Oil & Gas Corp.	160,000	10,377,600
Forest Oil Corp. (a)	260,300	8,308,776
Mariner Energy, Inc. (a) (e)	200,000	4,022,000
Mariner Energy, Inc. (a)	330,000	6,636,300
Petrohawk Energy Corp. (a)	575,000	6,635,500
Petroleum Development Corp. (a)	127,622	6,538,075
Southwestern Energy Co. (a)	280,000	10,768,800
Tesoro Corp.	413,800	34,092,984
Western Refining, Inc.	110,000	3,008,500
World Fuel Services Corp.	81,900	3,755,115
		95,591,402
TOTAL ENERGY		115,679,017
FINANCIALS - 23.6%
Capital Markets - 1.9%
ACA Capital Holdings, Inc.	100,000	1,551,000
American Capital Strategies Ltd.	183,700	8,937,005
MarketAxess Holdings, Inc. (a)	300,000	3,801,000
Piper Jaffray Companies (a)	50,000	3,447,000
TradeStation Group, Inc. (a)	718,300	9,165,508
		26,901,513
Commercial Banks - 5.0%
Boston Private Financial Holdings, Inc.	610,200	17,646,984
Cathay General Bancorp	270,220	9,365,825
Center Financial Corp., California	353,352	8,307,306
Colonial Bancgroup, Inc.	100,000	2,454,000
East West Bancorp, Inc.	28,800	1,105,920
First State Bancorp.	103,500	2,392,920
Hanmi Financial Corp.	195,040	3,994,419
Investors Bancorp, Inc. (a)	170,000	2,621,400
Nara Bancorp, Inc.	183,270	3,597,590
South Financial Group, Inc.	340,000	8,785,600
UCBH Holdings, Inc.	150,000	2,812,500
Wintrust Financial Corp.	207,960	9,522,488
		72,606,952
Consumer Finance - 0.6%
Advanta Corp. Class B	65,000	3,016,650
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
CompuCredit Corp. (a)(d)	55,000	$ 1,946,450
Dollar Financial Corp. (a)	125,000	4,003,750
		8,966,850
Diversified Financial Services - 0.5%
Endeavor Acquisition Corp. (a)	35,300	384,417
Marlin Business Services Corp. (a)	295,779	6,930,102
		7,314,519
Insurance - 11.2%
American Equity Investment Life Holding Co.	1,270,800	16,278,948
Aspen Insurance Holdings Ltd.	360,200	9,228,324
Delphi Financial Group, Inc. Class A	52,850	2,084,404
Employers Holdings, Inc. (a)	14,400	287,568
HCC Insurance Holdings, Inc.	750,920	23,428,704
IPC Holdings Ltd.	572,440	16,858,358
Max Re Capital Ltd.	175,000	4,200,000
National Financial Partners Corp. (d)	366,300	17,985,330
Navigators Group, Inc. (a)	104,862	5,011,355
Ohio Casualty Corp.	100,500	2,968,770
Old Republic International Corp.	200,000	4,460,000
Philadelphia Consolidated Holdings Corp. (a)	99,140	4,467,248
Platinum Underwriters Holdings Ltd.	329,700	9,841,545
Tower Group, Inc.	305,000	10,248,000
United America Indemnity Ltd. Class A (a)	258,022	6,223,491
Willis Group Holdings Ltd.	195,000	7,967,700
Zenith National Insurance Corp.	444,000	20,290,800
		161,830,545
Real Estate Investment Trusts - 0.9%
Education Realty Trust, Inc.	176,300	2,649,789
Equity Lifestyle Properties, Inc.	75,100	4,147,773
Equity One, Inc.	105,000	2,912,700
GMH Communities Trust	314,100	3,081,321
		12,791,583
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	248,000	25,916,000
Thrifts & Mortgage Finance - 1.7%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	460,000	6,108,800
Farmer Mac Class C (non-vtg.)	165,000	4,582,050
Fremont General Corp.	200,000	2,720,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	115,000	$ 6,925,300
Washington Federal, Inc.	150,000	3,478,500
		23,814,650
TOTAL FINANCIALS		340,142,612
HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.5%
Greatbatch, Inc. (a)	90,000	2,645,100
Haemonetics Corp. (a)	91,000	4,389,840
		7,034,940
Health Care Providers & Services - 0.7%
Air Methods Corp. (a)	149,867	4,055,401
VistaCare, Inc. Class A (a)	675,841	6,488,074
		10,543,475
Life Sciences Tools & Services - 0.6%
ICON PLC sponsored ADR	228,720	8,531,256
Pharmaceuticals - 1.3%
Valeant Pharmaceuticals International (a)	1,045,000	18,423,350
TOTAL HEALTH CARE		44,533,021
INDUSTRIALS - 15.3%
Aerospace & Defense - 3.1%
AAR Corp. (a)	922,300	27,475,317
DRS Technologies, Inc.	159,000	8,808,600
Hexcel Corp. (a)	430,200	8,277,048
		44,560,965
Air Freight & Logistics - 1.1%
Forward Air Corp.	80,000	2,510,400
Hub Group, Inc. Class A	180,000	5,374,800
Park-Ohio Holdings Corp. (a)	461,490	7,969,932
		15,855,132
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	235,000	2,601,450
Building Products - 0.8%
Insteel Industries, Inc.	190,988	3,187,590
NCI Building Systems, Inc. (a)	132,700	7,553,284
		10,740,874
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.9%
FTI Consulting, Inc. (a)	545,000	$ 14,938,450
Navigant Consulting, Inc. (a)	125,000	2,597,500
Standard Parking Corp. (a)	8,906	339,140
Team, Inc. (a)	281,028	9,597,106
		27,472,196
Construction & Engineering - 2.1%
Infrasource Services, Inc. (a)	115,000	2,443,750
Shaw Group, Inc. (a)	393,000	13,267,680
Washington Group International, Inc.	245,000	13,996,850
		29,708,280
Electrical Equipment - 0.8%
Belden CDT, Inc.	250,000	10,812,500
C&D Technologies, Inc. (a)	240,000	1,296,000
		12,108,500
Machinery - 1.3%
AGCO Corp. (a)	85,000	2,887,450
Columbus McKinnon Corp. (NY Shares) (a)	60,000	1,378,800
Force Protection, Inc. (a)(d)	345,000	6,206,550
Manitowoc Co., Inc.	171,520	8,895,027
		19,367,827
Road & Rail - 0.5%
YRC Worldwide, Inc. (a)	160,000	7,096,000
Trading Companies & Distributors - 3.5%
GATX Corp.	85,000	3,876,000
Kaman Corp.	503,822	11,482,103
UAP Holding Corp.	1,055,980	26,452,299
WESCO International, Inc. (a)	138,000	8,379,360
		50,189,762
TOTAL INDUSTRIALS		219,700,986
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.0%
Arris Group, Inc. (a)	1,505,000	21,401,100
Powerwave Technologies, Inc. (a)	860,000	5,022,400
Radyne Corp. (a)	245,700	2,570,022
		28,993,522
Electronic Equipment & Instruments - 5.3%
Amphenol Corp. Class A	20,000	1,354,400
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Benchmark Electronics, Inc. (a)	167,900	$ 3,802,935
CTS Corp.	190,000	2,945,000
Ingram Micro, Inc. Class A (a)	782,700	15,270,477
Insight Enterprises, Inc. (a)	680,600	13,836,598
KEMET Corp. (a)	636,401	4,798,464
Mettler-Toledo International, Inc. (a)	113,700	9,414,360
Tektronix, Inc.	551,000	15,576,770
Vishay Intertechnology, Inc. (a)	677,491	8,902,232
		75,901,236
Internet Software & Services - 0.8%
j2 Global Communications, Inc. (a)	430,800	11,407,584
IT Services - 1.8%
CACI International, Inc. Class A (a)	60,000	2,821,800
MoneyGram International, Inc.	80,000	2,399,200
Ness Technologies, Inc. (a)	357,000	4,787,370
Telvent GIT SA (a)	1,071,000	16,600,500
		26,608,870
Semiconductors & Semiconductor Equipment - 2.5%
Applied Micro Circuits Corp. (a)	1,350,000	4,644,000
California Micro Devices Corp. (a)	625,000	3,043,750
Diodes, Inc. (a)	76,000	2,786,920
Entegris, Inc. (a)	300,000	3,219,000
FormFactor, Inc. (a)	220,000	8,943,000
Integrated Device Technology, Inc. (a)	195,400	2,956,402
Microsemi Corp. (a)	230,000	4,186,000
MKS Instruments, Inc. (a)	123,900	2,709,693
Rudolph Technologies, Inc. (a)	165,244	2,582,764
Volterra Semiconductor Corp. (a)	43,900	578,602
		35,650,131
Software - 2.6%
Blackbaud, Inc.	150,000	3,595,500
Citrix Systems, Inc. (a)	130,000	4,117,100
Hyperion Solutions Corp. (a)	331,700	14,004,374
Moldflow Corp. (a)	282,898	4,065,244
Quest Software, Inc. (a)	595,000	8,883,350
Sonic Solutions, Inc. (a)	155,000	2,844,250
		37,509,818
TOTAL INFORMATION TECHNOLOGY		216,071,161
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.9%
Chemicals - 1.0%
Albemarle Corp.	48,300	$ 3,766,434
Cytec Industries, Inc.	79,670	4,638,387
Georgia Gulf Corp.	230,800	4,802,948
Westlake Chemical Corp.	5,100	169,218
		13,376,987
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	300,000	3,240,000
Metals & Mining - 4.7%
Carpenter Technology Corp.	275,000	32,202,500
Compass Minerals International, Inc.	686,466	21,301,040
Meridian Gold, Inc. (a)	270,000	7,870,984
Olympic Steel, Inc.	110,000	2,926,000
Titanium Metals Corp. (a)	120,000	3,700,800
		68,001,324
TOTAL MATERIALS		84,618,311
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	434,000	6,371,120
UTILITIES - 2.5%
Electric Utilities - 1.1%
DPL, Inc.	160,000	4,588,800
ITC Holdings Corp.	239,900	10,435,650
		15,024,450
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	124,000	7,431,320
Multi-Utilities - 0.9%
CMS Energy Corp. (a)	500,000	8,345,000
WPS Resources Corp.	90,000	4,774,500
		13,119,500
TOTAL UTILITIES		35,575,270
TOTAL COMMON STOCKS (Cost $1,186,759,499)		1,326,686,174
Money Market Funds - 9.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	123,140,249	$ 123,140,249
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	12,338,010	12,338,010
TOTAL MONEY MARKET FUNDS (Cost $135,478,259)		135,478,259
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,322,237,758)		1,462,164,433
NET OTHER ASSETS - (1.5)%		(21,093,022)
NET ASSETS - 100%		$ 1,441,071,411
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,022,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,500,815
Fidelity Securities Lending Cash Central Fund	83,001
Total	$ 1,583,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,909,614) - See accompanying schedule: Unaffiliated issuers (cost $1,186,759,499)	$ 1,326,686,174
Fidelity Central Funds (cost $135,478,259)	135,478,259
Total Investments (cost $1,322,237,758)		$ 1,462,164,433
Receivable for investments sold		19,072,531
Receivable for fund shares sold		10,848,113
Dividends receivable		420,998
Interest receivable		442,444
Prepaid expenses		5,015
Receivable from investment adviser for expense reductions		5,193
Other receivables		25,003
Total assets		1,492,983,730

Liabilities
Payable for investments purchased	$ 36,333,051
Payable for fund shares redeemed	1,975,655
Accrued management fee	881,515
Distribution fees payable	66,689
Other affiliated payables	287,473
Other payables and accrued expenses	29,926
Collateral on securities loaned, at value	12,338,010
Total liabilities		51,912,319

Net Assets		$ 1,441,071,411
Net Assets consist of:
Paid in capital		$ 1,282,717,142
Accumulated net investment loss		(1,061,575)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,489,520
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		139,926,324
Net Assets		$ 1,441,071,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,924,271 ÷ 3,804,808 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($50,085,684 ÷ 3,543,974 shares)	$ 14.13

Maximum offering price per share (100/96.50 of $14.13)	$ 14.64
Class B: Net Asset Value and offering price per share ($12,172,447 ÷ 864,960 shares)A	$ 14.07

Class C: Net Asset Value and offering price per share ($31,537,522 ÷ 2,240,638 shares)A	$ 14.08

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,281,871,092 ÷ 90,026,543 shares)	$ 14.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,480,395 ÷ 806,389 shares)	$ 14.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 4,188,598
Interest		713
Income from Fidelity Central Funds		1,583,816
Total income		5,773,127

Expenses
Management fee Basic fee	$ 4,148,765
Performance adjustment	575,245
Transfer agent fees	1,425,490
Distribution fees	379,936
Accounting and security lending fees	199,340
Custodian fees and expenses	20,184
Independent trustees' compensation	1,902
Registration fees	102,668
Audit	24,484
Legal	7,273
Miscellaneous	23,789
Total expenses before reductions	6,909,076
Expense reductions	(74,373)	6,834,703
Net investment income (loss)		(1,061,576)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,628,553
Foreign currency transactions	9,298
Total net realized gain (loss)		31,637,851
Change in net unrealized appreciation (depreciation) on: Investment securities	114,128,592
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		114,128,613
Net gain (loss)		145,766,464
Net increase (decrease) in net assets resulting from operations		$ 144,704,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,061,576)	$ 38,256
Net realized gain (loss)	31,637,851	59,284,810
Change in net unrealized appreciation (depreciation)	114,128,613	(30,701,367)
Net increase (decrease) in net assets resulting from operations	144,704,888	28,621,699
Distributions to shareholders from net investment income	-	(633,037)
Distributions to shareholders from net realized gain	(55,419,287)	(20,371,695)
Total distributions	(55,419,287)	(21,004,732)
Share transactions - net increase (decrease)	262,160,646	457,176,942
Redemption fees	87,100	517,538
Total increase (decrease) in net assets	351,533,347	465,311,447

Net Assets
Beginning of period	1,089,538,064	624,226,617
End of period (including accumulated net investment loss of $1,061,575 and undistributed net investment income of $0, respectively)	$ 1,441,071,411	$ 1,089,538,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.70	.74	2.84
Total from investment operations	1.67	.71	2.80
Distributions from net investment income	-	-	(.01)
Distributions from net realized gain	(.67)	(.35)	-
Total distributions	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.17	$ 13.17	$ 12.80
Total Return B, C, D	13.23%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.44% A
Expenses net of all reductions	1.39% A	1.36%	1.38% A
Net investment income (loss)	(.40)% A	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,924	$ 39,931	$ 9,390 A
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.06)
Net realized and unrealized gain (loss)	1.69	.74	2.83
Total from investment operations	1.65	.67	2.77
Distributions from net realized gain	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.13	$ 13.13	$ 12.78
Total Return B, C, D	13.14%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.68% A
Expenses net of all reductions	1.64% A	1.61%	1.62% A
Net investment income (loss)	(.65)% A	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,086	$ 45,460	$ 12,725
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.69	.74	2.82
Total from investment operations	1.61	.61	2.72
Distributions from net realized gain	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.07	$ 13.07	$ 12.73
Total Return B, C, D	12.82%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.24% A	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19% A
Expenses net of all reductions	2.14% A	2.11%	2.13% A
Net investment income (loss)	(1.15)% A	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,172	$ 10,214	$ 3,931
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.70	.74	2.83
Total from investment operations	1.62	.61	2.73
Distributions from net realized gain	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.08	$ 13.07	$ 12.74
Total Return B, C, D	12.88%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.11%	2.11% A
Net investment income (loss)	(1.15)% A	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,538	$ 26,791	$ 11,732
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	1.71	.74	2.84
Total from investment operations	1.70	.75	2.83
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	(.68)	(.36)	-
Total distributions	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 14.24	$ 13.22	$ 12.83
Total Return B, C	13.45%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.09%	1.05% A
Expenses net of fee waivers, if any	1.11% A	1.09%	1.05% A
Expenses net of all reductions	1.11% A	1.06%	.99% A
Net investment income (loss)	(.11)% A	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,281,871	$ 957,720	$ 582,689
Portfolio turnover rate F	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	1.71	.74	2.84
Total from investment operations	1.70	.75	2.83
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	(.68)	(.36)	-
Total distributions	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 14.24	$ 13.22	$ 12.83
Total Return B, C	13.48%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.10% A	1.08%	1.07% A
Expenses net of fee waivers, if any	1.10% A	1.08%	1.07% A
Expenses net of all reductions	1.10% A	1.05%	1.01% A
Net investment income (loss)	(.10)% A	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,480	$ 9,422	$ 3,761
Portfolio turnover rate F	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longe-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Value Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 167,847,378
Unrealized depreciation	(28,425,589)
Net unrealized appreciation (depreciation)	$ 139,421,789
Cost for federal income tax purposes	$ 1,322,742,644

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $631,272,885 and $480,003,923, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 57,326	$ 5,496
Class T	.25%	.25%	120,240	1,294
Class B	.75%	.25%	56,392	42,297
Class C	.75%	.25%	145,978	67,010
			$ 379,936	$ 116,097

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,607
Class T	11,163
Class B*	11,640
Class C*	4,216
$ 70,626

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Small Cap Value. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Value shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 80,755.35
Class T	67,607.28
Class B	19,978.35
Class C	51,312.35
Small Cap Value	1,194,291.23
Institutional Class	11,547.22
	$ 1,425,490

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,957 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,416 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the

Semiannual Report

6. Security Lending - continued

loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $83,001.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 19,837
Class T	1.65%	3,172
Class B	2.15%	4,991
Class C	2.15%	12,564
		$ 40,564

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,239 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 50
Small Cap Value	16,513
Institutional Class	7
$ 16,570

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Small Cap Value	$ -	$ 627,853
Institutional Class	-	5,184
Total	$ -	$ 633,037
From net realized gain
Class A	$ 2,137,125	349,740
Class T	2,317,661	411,098
Class B	493,632	108,502
Class C	1,276,307	314,711
Small Cap Value	48,691,753	19,037,825
Institutional Class	502,809	149,819
Total	$ 55,419,287	$ 20,371,695

Semiannual Report

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,152,720	2,792,696	$ 15,643,771	$ 37,292,766
Reinvestment of distributions	153,067	23,154	1,967,809	292,886
Shares redeemed	(533,260)	(517,416)	(7,164,009)	(6,894,256)
Net increase (decrease)	772,527	2,298,434	$ 10,447,571	$ 30,691,396
Class T
Shares sold	847,756	2,906,186	$ 11,414,599	$ 38,920,414
Reinvestment of distributions	158,414	20,934	2,031,454	264,080
Shares redeemed	(923,677)	(461,271)	(12,557,739)	(6,059,837)
Net increase (decrease)	82,493	2,465,849	$ 888,314	$ 33,124,657
Class B
Shares sold	176,264	646,292	$ 2,359,905	$ 8,494,362
Reinvestment of distributions	34,686	7,808	444,445	98,271
Shares redeemed	(127,576)	(181,273)	(1,720,797)	(2,424,583)
Net increase (decrease)	83,374	472,827	$ 1,083,553	$ 6,168,050
Class C
Shares sold	437,615	1,647,798	$ 5,859,706	$ 21,781,876
Reinvestment of distributions	84,925	23,044	1,089,270	289,929
Shares redeemed	(331,708)	(542,172)	(4,408,809)	(7,009,701)
Net increase (decrease)	190,832	1,128,670	$ 2,540,167	$ 15,062,104
Small Cap Value
Shares sold	30,415,023	53,704,430	$ 420,101,769	$ 714,692,056
Reinvestment of distributions	3,617,371	1,502,190	46,609,219	19,027,647
Shares redeemed	(16,443,686)	(28,179,009)	(220,762,288)	(367,110,557)
Net increase (decrease)	17,588,708	27,027,611	$ 245,948,700	$ 366,609,146
Institutional Class
Shares sold	178,899	585,637	$ 2,428,041	$ 7,784,992
Reinvestment of distributions	23,286	4,421	300,279	56,037
Shares redeemed	(108,411)	(170,544)	(1,475,979)	(2,319,440)
Net increase (decrease)	93,774	419,514	$ 1,252,341	$ 5,521,589

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCV-USAN-0307
1.803737.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor

Small Cap Value

Fund - Institutional Class

Semiannual Report

January 31, 2007

(2_fidelity_logos) (Registered_Trademark)

Institutional Class
is a class of Fidelity®
Small Cap Value Fund

Contents

Chairman's Message	<Click Here>	Ned Johnson's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings report, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED · MAY LOSE VALUE · NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

We have seen consistently strong performance from stocks and bonds of late, and some relief in energy prices, but the housing market slowdown bears watching for how it might affect the consumer. While financial markets are always unpredictable, there are a number of time-tested principles that can put the historical odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There are tax advantages and cost benefits to consider as well. The more you sell, the more taxes you pay, and the more you trade, the higher the costs. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third investment principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces unconstructive "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or over the phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2006 to January 31, 2007).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Semiannual Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2006	Ending Account Value January 31, 2007	Expenses Paid During Period* August 1, 2006 to January 31, 2007
Class A
Actual	$ 1,000.00	$ 1,132.30	$ 7.47
HypotheticalA	$ 1,000.00	$ 1,018.20	$ 7.07
Class T
Actual	$ 1,000.00	$ 1,131.40	$ 8.86
HypotheticalA	$ 1,000.00	$ 1,016.89	$ 8.39
Class B
Actual	$ 1,000.00	$ 1,128.20	$ 11.53
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Class C
Actual	$ 1,000.00	$ 1,128.80	$ 11.54
HypotheticalA	$ 1,000.00	$ 1,014.37	$ 10.92
Small Cap Value
Actual	$ 1,000.00	$ 1,134.50	$ 5.97
HypotheticalA	$ 1,000.00	$ 1,019.61	$ 5.65
Institutional Class
Actual	$ 1,000.00	$ 1,134.80	$ 5.92
HypotheticalA	$ 1,000.00	$ 1,019.66	$ 5.60

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio (shown in the table below); multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annualized Expense Ratio
Class A	1.40%
Class T	1.65%
Class B	2.15%
Class C	2.15%
Small Cap Value	1.11%
Institutional Class	1.10%

Semiannual Report

Investment Changes

Top Ten Stocks as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Tesoro Corp.	2.4	2.3
Carpenter Technology Corp.	2.2	1.7
AAR Corp.	1.9	1.0
Jarden Corp.	1.9	1.8
UAP Holding Corp.	1.8	1.6
Jones Lang LaSalle, Inc.	1.8	1.2
RC2 Corp.	1.7	1.8
HCC Insurance Holdings, Inc.	1.6	0.5
The Pantry, Inc.	1.6	0.0
Arris Group, Inc.	1.5	0.0
	18.4
Top Five Market Sectors as of January 31, 2007
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	23.6	26.3
Industrials	15.3	16.2
Information Technology	15.0	12.2
Consumer Discretionary	13.0	12.9
Energy	8.0	10.5
Asset Allocation (% of fund's net assets)
As of January 31, 2007 *		As of July 31, 2006 * *
	Stocks 92.1%		Stocks 94.6%
	Short-Term Investments and Net Other Assets 7.9%		Short-Term Investments and Net Other Assets 5.4%
* Foreign investments	6.5%	* * Foreign investments	7.9%

Semiannual Report

Investments January 31, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.1%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 13.0%
Auto Components - 0.8%
Aftermarket Technology Corp. (a)	150,000	$ 3,234,000
ArvinMeritor, Inc.	175,000	3,368,750
Hawk Corp. Class A (a)	386,600	4,194,610
Spartan Motors, Inc.	67,065	1,122,668
		11,920,028
Distributors - 0.2%
Building Materials Holding Corp.	129,100	3,076,453
Hotels, Restaurants & Leisure - 2.9%
Burger King Holdings, Inc.	100,000	2,076,000
Cosi, Inc. (a)(d)	339,700	2,184,271
Domino's Pizza, Inc.	275,000	7,856,750
Gaylord Entertainment Co. (a)	115,000	6,354,900
Pinnacle Entertainment, Inc. (a)	412,700	14,250,531
Red Robin Gourmet Burgers, Inc. (a)	140,000	5,005,000
Wyndham Worldwide Corp. (a)	125,000	3,900,000
		41,627,452
Household Durables - 3.8%
Ethan Allen Interiors, Inc.	260,300	9,805,501
Interface, Inc. Class A (a)	979,490	14,907,838
Jarden Corp. (a)	744,600	27,304,482
Ryland Group, Inc.	55,000	3,089,900
		55,107,721
Internet & Catalog Retail - 0.2%
Coldwater Creek, Inc. (a)	165,000	3,077,250
Leisure Equipment & Products - 2.0%
Brunswick Corp.	54,400	1,855,584
Pool Corp. (d)	72,100	2,638,860
RC2 Corp. (a)	629,555	24,873,718
		29,368,162
Media - 0.1%
Westwood One, Inc.	100,000	693,000
Multiline Retail - 0.6%
Saks, Inc.	445,000	8,348,200
Specialty Retail - 1.2%
Asbury Automotive Group, Inc.	105,000	2,568,300
Bakers Footwear Group, Inc. (a)(d)	41,899	493,989
Citi Trends, Inc. (a)(d)	40,400	1,592,164
Genesco, Inc.	60,000	2,363,400
Gymboree Corp. (a)	95,200	4,121,208
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Lithia Motors, Inc. Class A (sub. vtg.)	54,000	$ 1,551,960
Mothers Work, Inc. (a)	12,300	411,435
Sonic Automotive, Inc. Class A (sub. vtg.)	42,500	1,332,375
The Children's Place Retail Stores, Inc. (a)	40,700	2,206,347
		16,641,178
Textiles, Apparel & Luxury Goods - 1.2%
Carter's, Inc. (a)	150,000	3,810,000
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	207,400	7,350,256
Warnaco Group, Inc. (a)	240,000	6,789,600
		17,949,856
TOTAL CONSUMER DISCRETIONARY		187,809,300
CONSUMER STAPLES - 5.3%
Food & Staples Retailing - 1.8%
The Pantry, Inc. (a)	455,000	22,208,550
Winn-Dixie Stores, Inc. (a)	240,000	3,266,400
		25,474,950
Food Products - 1.7%
Chiquita Brands International, Inc.	171,000	2,713,770
Diamond Foods, Inc.	535,400	10,231,494
Hain Celestial Group, Inc. (a)	140,000	4,116,000
PAN Fish ASA (a)(d)	7,155,000	7,659,212
		24,720,476
Household Products - 0.5%
Central Garden & Pet Co. Class A (a)	175,000	7,838,250
Personal Products - 1.3%
Playtex Products, Inc. (a)	682,000	9,602,560
Prestige Brands Holdings, Inc. (a)	672,631	8,549,140
		18,151,700
TOTAL CONSUMER STAPLES		76,185,376
ENERGY - 8.0%
Energy Equipment & Services - 1.4%
Hornbeck Offshore Services, Inc. (a)	154,100	4,240,832
Oil States International, Inc. (a)	244,760	7,053,983
Superior Energy Services, Inc. (a)	290,000	8,792,800
		20,087,615
Common Stocks - continued
	Shares	Value (Note 1)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	107,400	$ 1,447,752
Cabot Oil & Gas Corp.	160,000	10,377,600
Forest Oil Corp. (a)	260,300	8,308,776
Mariner Energy, Inc. (a) (e)	200,000	4,022,000
Mariner Energy, Inc. (a)	330,000	6,636,300
Petrohawk Energy Corp. (a)	575,000	6,635,500
Petroleum Development Corp. (a)	127,622	6,538,075
Southwestern Energy Co. (a)	280,000	10,768,800
Tesoro Corp.	413,800	34,092,984
Western Refining, Inc.	110,000	3,008,500
World Fuel Services Corp.	81,900	3,755,115
		95,591,402
TOTAL ENERGY		115,679,017
FINANCIALS - 23.6%
Capital Markets - 1.9%
ACA Capital Holdings, Inc.	100,000	1,551,000
American Capital Strategies Ltd.	183,700	8,937,005
MarketAxess Holdings, Inc. (a)	300,000	3,801,000
Piper Jaffray Companies (a)	50,000	3,447,000
TradeStation Group, Inc. (a)	718,300	9,165,508
		26,901,513
Commercial Banks - 5.0%
Boston Private Financial Holdings, Inc.	610,200	17,646,984
Cathay General Bancorp	270,220	9,365,825
Center Financial Corp., California	353,352	8,307,306
Colonial Bancgroup, Inc.	100,000	2,454,000
East West Bancorp, Inc.	28,800	1,105,920
First State Bancorp.	103,500	2,392,920
Hanmi Financial Corp.	195,040	3,994,419
Investors Bancorp, Inc. (a)	170,000	2,621,400
Nara Bancorp, Inc.	183,270	3,597,590
South Financial Group, Inc.	340,000	8,785,600
UCBH Holdings, Inc.	150,000	2,812,500
Wintrust Financial Corp.	207,960	9,522,488
		72,606,952
Consumer Finance - 0.6%
Advanta Corp. Class B	65,000	3,016,650
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Consumer Finance - continued
CompuCredit Corp. (a)(d)	55,000	$ 1,946,450
Dollar Financial Corp. (a)	125,000	4,003,750
		8,966,850
Diversified Financial Services - 0.5%
Endeavor Acquisition Corp. (a)	35,300	384,417
Marlin Business Services Corp. (a)	295,779	6,930,102
		7,314,519
Insurance - 11.2%
American Equity Investment Life Holding Co.	1,270,800	16,278,948
Aspen Insurance Holdings Ltd.	360,200	9,228,324
Delphi Financial Group, Inc. Class A	52,850	2,084,404
Employers Holdings, Inc. (a)	14,400	287,568
HCC Insurance Holdings, Inc.	750,920	23,428,704
IPC Holdings Ltd.	572,440	16,858,358
Max Re Capital Ltd.	175,000	4,200,000
National Financial Partners Corp. (d)	366,300	17,985,330
Navigators Group, Inc. (a)	104,862	5,011,355
Ohio Casualty Corp.	100,500	2,968,770
Old Republic International Corp.	200,000	4,460,000
Philadelphia Consolidated Holdings Corp. (a)	99,140	4,467,248
Platinum Underwriters Holdings Ltd.	329,700	9,841,545
Tower Group, Inc.	305,000	10,248,000
United America Indemnity Ltd. Class A (a)	258,022	6,223,491
Willis Group Holdings Ltd.	195,000	7,967,700
Zenith National Insurance Corp.	444,000	20,290,800
		161,830,545
Real Estate Investment Trusts - 0.9%
Education Realty Trust, Inc.	176,300	2,649,789
Equity Lifestyle Properties, Inc.	75,100	4,147,773
Equity One, Inc.	105,000	2,912,700
GMH Communities Trust	314,100	3,081,321
		12,791,583
Real Estate Management & Development - 1.8%
Jones Lang LaSalle, Inc.	248,000	25,916,000
Thrifts & Mortgage Finance - 1.7%
BankAtlantic Bancorp, Inc. Class A (non-vtg.)	460,000	6,108,800
Farmer Mac Class C (non-vtg.)	165,000	4,582,050
Fremont General Corp.	200,000	2,720,000
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Radian Group, Inc.	115,000	$ 6,925,300
Washington Federal, Inc.	150,000	3,478,500
		23,814,650
TOTAL FINANCIALS		340,142,612
HEALTH CARE - 3.1%
Health Care Equipment & Supplies - 0.5%
Greatbatch, Inc. (a)	90,000	2,645,100
Haemonetics Corp. (a)	91,000	4,389,840
		7,034,940
Health Care Providers & Services - 0.7%
Air Methods Corp. (a)	149,867	4,055,401
VistaCare, Inc. Class A (a)	675,841	6,488,074
		10,543,475
Life Sciences Tools & Services - 0.6%
ICON PLC sponsored ADR	228,720	8,531,256
Pharmaceuticals - 1.3%
Valeant Pharmaceuticals International (a)	1,045,000	18,423,350
TOTAL HEALTH CARE		44,533,021
INDUSTRIALS - 15.3%
Aerospace & Defense - 3.1%
AAR Corp. (a)	922,300	27,475,317
DRS Technologies, Inc.	159,000	8,808,600
Hexcel Corp. (a)	430,200	8,277,048
		44,560,965
Air Freight & Logistics - 1.1%
Forward Air Corp.	80,000	2,510,400
Hub Group, Inc. Class A	180,000	5,374,800
Park-Ohio Holdings Corp. (a)	461,490	7,969,932
		15,855,132
Airlines - 0.2%
AirTran Holdings, Inc. (a)(d)	235,000	2,601,450
Building Products - 0.8%
Insteel Industries, Inc.	190,988	3,187,590
NCI Building Systems, Inc. (a)	132,700	7,553,284
		10,740,874
Common Stocks - continued
	Shares	Value (Note 1)
INDUSTRIALS - continued
Commercial Services & Supplies - 1.9%
FTI Consulting, Inc. (a)	545,000	$ 14,938,450
Navigant Consulting, Inc. (a)	125,000	2,597,500
Standard Parking Corp. (a)	8,906	339,140
Team, Inc. (a)	281,028	9,597,106
		27,472,196
Construction & Engineering - 2.1%
Infrasource Services, Inc. (a)	115,000	2,443,750
Shaw Group, Inc. (a)	393,000	13,267,680
Washington Group International, Inc.	245,000	13,996,850
		29,708,280
Electrical Equipment - 0.8%
Belden CDT, Inc.	250,000	10,812,500
C&D Technologies, Inc. (a)	240,000	1,296,000
		12,108,500
Machinery - 1.3%
AGCO Corp. (a)	85,000	2,887,450
Columbus McKinnon Corp. (NY Shares) (a)	60,000	1,378,800
Force Protection, Inc. (a)(d)	345,000	6,206,550
Manitowoc Co., Inc.	171,520	8,895,027
		19,367,827
Road & Rail - 0.5%
YRC Worldwide, Inc. (a)	160,000	7,096,000
Trading Companies & Distributors - 3.5%
GATX Corp.	85,000	3,876,000
Kaman Corp.	503,822	11,482,103
UAP Holding Corp.	1,055,980	26,452,299
WESCO International, Inc. (a)	138,000	8,379,360
		50,189,762
TOTAL INDUSTRIALS		219,700,986
INFORMATION TECHNOLOGY - 15.0%
Communications Equipment - 2.0%
Arris Group, Inc. (a)	1,505,000	21,401,100
Powerwave Technologies, Inc. (a)	860,000	5,022,400
Radyne Corp. (a)	245,700	2,570,022
		28,993,522
Electronic Equipment & Instruments - 5.3%
Amphenol Corp. Class A	20,000	1,354,400
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
Benchmark Electronics, Inc. (a)	167,900	$ 3,802,935
CTS Corp.	190,000	2,945,000
Ingram Micro, Inc. Class A (a)	782,700	15,270,477
Insight Enterprises, Inc. (a)	680,600	13,836,598
KEMET Corp. (a)	636,401	4,798,464
Mettler-Toledo International, Inc. (a)	113,700	9,414,360
Tektronix, Inc.	551,000	15,576,770
Vishay Intertechnology, Inc. (a)	677,491	8,902,232
		75,901,236
Internet Software & Services - 0.8%
j2 Global Communications, Inc. (a)	430,800	11,407,584
IT Services - 1.8%
CACI International, Inc. Class A (a)	60,000	2,821,800
MoneyGram International, Inc.	80,000	2,399,200
Ness Technologies, Inc. (a)	357,000	4,787,370
Telvent GIT SA (a)	1,071,000	16,600,500
		26,608,870
Semiconductors & Semiconductor Equipment - 2.5%
Applied Micro Circuits Corp. (a)	1,350,000	4,644,000
California Micro Devices Corp. (a)	625,000	3,043,750
Diodes, Inc. (a)	76,000	2,786,920
Entegris, Inc. (a)	300,000	3,219,000
FormFactor, Inc. (a)	220,000	8,943,000
Integrated Device Technology, Inc. (a)	195,400	2,956,402
Microsemi Corp. (a)	230,000	4,186,000
MKS Instruments, Inc. (a)	123,900	2,709,693
Rudolph Technologies, Inc. (a)	165,244	2,582,764
Volterra Semiconductor Corp. (a)	43,900	578,602
		35,650,131
Software - 2.6%
Blackbaud, Inc.	150,000	3,595,500
Citrix Systems, Inc. (a)	130,000	4,117,100
Hyperion Solutions Corp. (a)	331,700	14,004,374
Moldflow Corp. (a)	282,898	4,065,244
Quest Software, Inc. (a)	595,000	8,883,350
Sonic Solutions, Inc. (a)	155,000	2,844,250
		37,509,818
TOTAL INFORMATION TECHNOLOGY		216,071,161
Common Stocks - continued
	Shares	Value (Note 1)
MATERIALS - 5.9%
Chemicals - 1.0%
Albemarle Corp.	48,300	$ 3,766,434
Cytec Industries, Inc.	79,670	4,638,387
Georgia Gulf Corp.	230,800	4,802,948
Westlake Chemical Corp.	5,100	169,218
		13,376,987
Containers & Packaging - 0.2%
Smurfit-Stone Container Corp. (a)	300,000	3,240,000
Metals & Mining - 4.7%
Carpenter Technology Corp.	275,000	32,202,500
Compass Minerals International, Inc.	686,466	21,301,040
Meridian Gold, Inc. (a)	270,000	7,870,984
Olympic Steel, Inc.	110,000	2,926,000
Titanium Metals Corp. (a)	120,000	3,700,800
		68,001,324
TOTAL MATERIALS		84,618,311
TELECOMMUNICATION SERVICES - 0.4%
Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc. (a)	434,000	6,371,120
UTILITIES - 2.5%
Electric Utilities - 1.1%
DPL, Inc.	160,000	4,588,800
ITC Holdings Corp.	239,900	10,435,650
		15,024,450
Independent Power Producers & Energy Traders - 0.5%
NRG Energy, Inc.	124,000	7,431,320
Multi-Utilities - 0.9%
CMS Energy Corp. (a)	500,000	8,345,000
WPS Resources Corp.	90,000	4,774,500
		13,119,500
TOTAL UTILITIES		35,575,270
TOTAL COMMON STOCKS (Cost $1,186,759,499)		1,326,686,174
Money Market Funds - 9.4%
	Shares	Value (Note 1)
Fidelity Cash Central Fund, 5.35% (b)	123,140,249	$ 123,140,249
Fidelity Securities Lending Cash Central Fund, 5.34% (b)(c)	12,338,010	12,338,010
TOTAL MONEY MARKET FUNDS (Cost $135,478,259)		135,478,259
TOTAL INVESTMENT PORTFOLIO - 101.5% (Cost $1,322,237,758)		1,462,164,433
NET OTHER ASSETS - (1.5)%		(21,093,022)
NET ASSETS - 100%		$ 1,441,071,411
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,022,000 or 0.3% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,500,815
Fidelity Securities Lending Cash Central Fund	83,001
Total	$ 1,583,816

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2007 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $11,909,614) - See accompanying schedule: Unaffiliated issuers (cost $1,186,759,499)	$ 1,326,686,174
Fidelity Central Funds (cost $135,478,259)	135,478,259
Total Investments (cost $1,322,237,758)		$ 1,462,164,433
Receivable for investments sold		19,072,531
Receivable for fund shares sold		10,848,113
Dividends receivable		420,998
Interest receivable		442,444
Prepaid expenses		5,015
Receivable from investment adviser for expense reductions		5,193
Other receivables		25,003
Total assets		1,492,983,730

Liabilities
Payable for investments purchased	$ 36,333,051
Payable for fund shares redeemed	1,975,655
Accrued management fee	881,515
Distribution fees payable	66,689
Other affiliated payables	287,473
Other payables and accrued expenses	29,926
Collateral on securities loaned, at value	12,338,010
Total liabilities		51,912,319

Net Assets		$ 1,441,071,411
Net Assets consist of:
Paid in capital		$ 1,282,717,142
Accumulated net investment loss		(1,061,575)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		19,489,520
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		139,926,324
Net Assets		$ 1,441,071,411

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

January 31, 2007 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($53,924,271 ÷ 3,804,808 shares)	$ 14.17

Maximum offering price per share (100/94.25 of $14.17)	$ 15.03
Class T: Net Asset Value and redemption price per share ($50,085,684 ÷ 3,543,974 shares)	$ 14.13

Maximum offering price per share (100/96.50 of $14.13)	$ 14.64
Class B: Net Asset Value and offering price per share ($12,172,447 ÷ 864,960 shares)A	$ 14.07

Class C: Net Asset Value and offering price per share ($31,537,522 ÷ 2,240,638 shares)A	$ 14.08

Small Cap Value: Net Asset Value, offering price and redemption price per share ($1,281,871,092 ÷ 90,026,543 shares)	$ 14.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($11,480,395 ÷ 806,389 shares)	$ 14.24

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended January 31, 2007 (Unaudited)
Investment Income
Dividends		$ 4,188,598
Interest		713
Income from Fidelity Central Funds		1,583,816
Total income		5,773,127

Expenses
Management fee Basic fee	$ 4,148,765
Performance adjustment	575,245
Transfer agent fees	1,425,490
Distribution fees	379,936
Accounting and security lending fees	199,340
Custodian fees and expenses	20,184
Independent trustees' compensation	1,902
Registration fees	102,668
Audit	24,484
Legal	7,273
Miscellaneous	23,789
Total expenses before reductions	6,909,076
Expense reductions	(74,373)	6,834,703
Net investment income (loss)		(1,061,576)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	31,628,553
Foreign currency transactions	9,298
Total net realized gain (loss)		31,637,851
Change in net unrealized appreciation (depreciation) on: Investment securities	114,128,592
Assets and liabilities in foreign currencies	21
Total change in net unrealized appreciation (depreciation)		114,128,613
Net gain (loss)		145,766,464
Net increase (decrease) in net assets resulting from operations		$ 144,704,888

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended January 31, 2007 (Unaudited)	Year ended July 31, 2006
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (1,061,576)	$ 38,256
Net realized gain (loss)	31,637,851	59,284,810
Change in net unrealized appreciation (depreciation)	114,128,613	(30,701,367)
Net increase (decrease) in net assets resulting from operations	144,704,888	28,621,699
Distributions to shareholders from net investment income	-	(633,037)
Distributions to shareholders from net realized gain	(55,419,287)	(20,371,695)
Total distributions	(55,419,287)	(21,004,732)
Share transactions - net increase (decrease)	262,160,646	457,176,942
Redemption fees	87,100	517,538
Total increase (decrease) in net assets	351,533,347	465,311,447

Net Assets
Beginning of period	1,089,538,064	624,226,617
End of period (including accumulated net investment loss of $1,061,575 and undistributed net investment income of $0, respectively)	$ 1,441,071,411	$ 1,089,538,064

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.17	$ 12.80	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.03)	(.03)	(.04)
Net realized and unrealized gain (loss)	1.70	.74	2.84
Total from investment operations	1.67	.71	2.80
Distributions from net investment income	-	-	(.01)
Distributions from net realized gain	(.67)	(.35)	-
Total distributions	(.67)	(.35)	(.01)
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.17	$ 13.17	$ 12.80
Total Return B, C, D	13.23%	5.72%	28.06%
Ratios to Average Net Assets F, I
Expenses before reductions	1.48% A	1.51%	1.46% A
Expenses net of fee waivers, if any	1.40% A	1.40%	1.44% A
Expenses net of all reductions	1.39% A	1.36%	1.38% A
Net investment income (loss)	(.40)% A	(.24)%	(.46)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 53,924	$ 39,931	$ 9,390 A
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.13	$ 12.78	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.04)	(.07)	(.06)
Net realized and unrealized gain (loss)	1.69	.74	2.83
Total from investment operations	1.65	.67	2.77
Distributions from net realized gain	(.65)	(.33)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.13	$ 13.13	$ 12.78
Total Return B, C, D	13.14%	5.47%	27.80%
Ratios to Average Net Assets F, I
Expenses before reductions	1.66% A	1.67%	1.72% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.68% A
Expenses net of all reductions	1.64% A	1.61%	1.62% A
Net investment income (loss)	(.65)% A	(.49)%	(.70)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 50,086	$ 45,460	$ 12,725
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 12.73	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.69	.74	2.82
Total from investment operations	1.61	.61	2.72
Distributions from net realized gain	(.61)	(.28)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.07	$ 13.07	$ 12.73
Total Return B, C, D	12.82%	4.97%	27.30%
Ratios to Average Net Assets F, I
Expenses before reductions	2.24% A	2.26%	2.24% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.19% A
Expenses net of all reductions	2.14% A	2.11%	2.13% A
Net investment income (loss)	(1.15)% A	(.99)%	(1.21)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 12,172	$ 10,214	$ 3,931
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 H
Selected Per-Share Data
Net asset value, beginning of period	$ 13.07	$ 12.74	$ 10.00
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	(.10)
Net realized and unrealized gain (loss)	1.70	.74	2.83
Total from investment operations	1.62	.61	2.73
Distributions from net realized gain	(.61)	(.29)	-
Redemption fees added to paid in capital E	- J	.01	.01
Net asset value, end of period	$ 14.08	$ 13.07	$ 12.74
Total Return B, C, D	12.88%	4.92%	27.40%
Ratios to Average Net Assets F, I
Expenses before reductions	2.23% A	2.22%	2.17% A
Expenses net of fee waivers, if any	2.15% A	2.15%	2.17% A
Expenses net of all reductions	2.14% A	2.11%	2.11% A
Net investment income (loss)	(1.15)% A	(.99)%	(1.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,538	$ 26,791	$ 11,732
Portfolio turnover rate G	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H For the period November 3, 2004 (commencement of operations) to July 31, 2005.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small Cap Value

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	1.71	.74	2.84
Total from investment operations	1.70	.75	2.83
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	(.68)	(.36)	-
Total distributions	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 14.24	$ 13.22	$ 12.83
Total Return B, C	13.45%	6.07%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.11% A	1.09%	1.05% A
Expenses net of fee waivers, if any	1.11% A	1.09%	1.05% A
Expenses net of all reductions	1.11% A	1.06%	.99% A
Net investment income (loss)	(.11)% A	.06%	(.08)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,281,871	$ 957,720	$ 582,689
Portfolio turnover rate F	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended January 31, 2007	Years ended July 31,
	(Unaudited)	2006	2005 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.22	$ 12.83	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	.01	(.01)
Net realized and unrealized gain (loss)	1.71	.74	2.84
Total from investment operations	1.70	.75	2.83
Distributions from net investment income	-	(.01)	(.01)
Distributions from net realized gain	(.68)	(.36)	-
Total distributions	(.68)	(.37)	(.01)
Redemption fees added to paid in capital D	- I	.01	.01
Net asset value, end of period	$ 14.24	$ 13.22	$ 12.83
Total Return B, C	13.48%	6.08%	28.36%
Ratios to Average Net Assets E, H
Expenses before reductions	1.10% A	1.08%	1.07% A
Expenses net of fee waivers, if any	1.10% A	1.08%	1.07% A
Expenses net of all reductions	1.10% A	1.05%	1.01% A
Net investment income (loss)	(.10)% A	.08%	(.10)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,480	$ 9,422	$ 3,761
Portfolio turnover rate F	85% A	93%	60% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period November 3, 2004 (commencement of operations) to July 31, 2005.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longe-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2007 (Unaudited)

1. Significant Accounting Policies.

Fidelity Small Cap Value Fund (the Fund) is a non-diversified fund of Fidelity Securities Fund (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers Class A, Class T, Class B, Class C, Small Cap Value and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The Fund may invest in Fidelity Central Funds which are open-end investment companies available to investment companies and other accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Fund, which are also consistently followed by the Central Funds:

Security Valuation. Investments are valued and net asset value (NAV) per share is calculated (NAV calculation) as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a

Semiannual Report

1. Significant Accounting Policies - continued

Security Valuation - continued

market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. Factors used in the determination of fair value may include monitoring news to identify significant market or security specific events such as changes in the value of U.S. securities markets, reviewing developments in foreign markets and evaluating the performance of ADRs, futures contracts and exchange-traded funds. Because the Fund's utilization of fair value pricing depends on market activity, the frequency with which fair value pricing is used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities.

Foreign Currency. The Fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and income distributions from the Fidelity Central Funds are accrued as earned, with any

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Investment Transactions and Income - continued

income distributions receivable as of period end included in Interest Receivable on the Statement of Assets and Liabilities. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required in the accompanying financial statements. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount and losses deferred due to wash sales.

The federal tax cost of investments and unrealized appreciation (depreciation) as of period end were as follows:

Unrealized appreciation	$ 167,847,378
Unrealized depreciation	(28,425,589)
Net unrealized appreciation (depreciation)	$ 139,421,789
Cost for federal income tax purposes	$ 1,322,742,644

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by FMR, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

1. Significant Accounting Policies - continued

New Accounting Pronouncements. In July 2006, Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement 109 (FIN 48), was issued and is effective on the last business day of the semiannual reporting period for fiscal years beginning after December 15, 2006. FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. Management is currently evaluating the impact, if any, the adoption of FIN 48 will have on the Fund's net assets, results of operations and financial statement disclosures.

In addition, in September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

2. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities aggregated $631,272,885 and $480,003,923, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment(up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of the retail class of the Fund, Small Cap Value as compared to an appropriate benchmark index. The Fund's performance adjustment took effect in November 2005. Subsequent months will be added until the performance period includes 36 months. For the period, the total annualized management fee rate, including the performance adjustment, was .81% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 57,326	$ 5,496
Class T	.25%	.25%	120,240	1,294
Class B	.75%	.25%	56,392	42,297
Class C	.75%	.25%	145,978	67,010
			$ 379,936	$ 116,097

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares (.25% prior to February 24, 2006) and .25% for certain purchases of Class T shares.

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 43,607
Class T	11,163
Class B*	11,640
Class C*	4,216
$ 70,626

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund, except for Small Cap Value. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for Small Cap Value shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC and FSC pay for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC or FSC, were as follows:

	Amount	% of Average Net Assets *
Class A	$ 80,755.35
Class T	67,607.28
Class B	19,978.35
Class C	51,312.35
Small Cap Value	1,194,291.23
Institutional Class	11,547.22
	$ 1,425,490

* Annualized

Accounting and Security Lending Fees. FSC maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for the month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Investments in Fidelity Central Funds. The Fund may invest in Fidelity Central Funds. The Fund's Schedule of Investments lists each of the Fidelity Central Funds as an investment of the Fund but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request. In addition, the financial statements of the Fidelity Central Funds are available on the EDGAR Database on the SEC's web site, www.sec.gov, or upon request.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $8,957 for the period.

5. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $4.2 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro rata portion of the line of credit, which amounted to $1,416 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end is disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the

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6. Security Lending - continued

loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to $83,001.

7. Expense Reductions.

FMR voluntarily agreed to reimburse each class to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Class A	1.40%	$ 19,837
Class T	1.65%	3,172
Class B	2.15%	4,991
Class C	2.15%	12,564
		$ 40,564

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $17,239 for the period. In addition, through arrangements with each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, credits reduced each class' transfer agent expense as noted in the table below.

Transfer Agent expense reduction
Class A	$ 50
Small Cap Value	16,513
Institutional Class	7
$ 16,570

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Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2007	Year ended July 31, 2006
From net investment income
Small Cap Value	$ -	$ 627,853
Institutional Class	-	5,184
Total	$ -	$ 633,037
From net realized gain
Class A	$ 2,137,125	349,740
Class T	2,317,661	411,098
Class B	493,632	108,502
Class C	1,276,307	314,711
Small Cap Value	48,691,753	19,037,825
Institutional Class	502,809	149,819
Total	$ 55,419,287	$ 20,371,695

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10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended January 31, 2007	Year ended July 31, 2006	Six months ended January 31, 2007	Year ended July 31, 2006
Class A
Shares sold	1,152,720	2,792,696	$ 15,643,771	$ 37,292,766
Reinvestment of distributions	153,067	23,154	1,967,809	292,886
Shares redeemed	(533,260)	(517,416)	(7,164,009)	(6,894,256)
Net increase (decrease)	772,527	2,298,434	$ 10,447,571	$ 30,691,396
Class T
Shares sold	847,756	2,906,186	$ 11,414,599	$ 38,920,414
Reinvestment of distributions	158,414	20,934	2,031,454	264,080
Shares redeemed	(923,677)	(461,271)	(12,557,739)	(6,059,837)
Net increase (decrease)	82,493	2,465,849	$ 888,314	$ 33,124,657
Class B
Shares sold	176,264	646,292	$ 2,359,905	$ 8,494,362
Reinvestment of distributions	34,686	7,808	444,445	98,271
Shares redeemed	(127,576)	(181,273)	(1,720,797)	(2,424,583)
Net increase (decrease)	83,374	472,827	$ 1,083,553	$ 6,168,050
Class C
Shares sold	437,615	1,647,798	$ 5,859,706	$ 21,781,876
Reinvestment of distributions	84,925	23,044	1,089,270	289,929
Shares redeemed	(331,708)	(542,172)	(4,408,809)	(7,009,701)
Net increase (decrease)	190,832	1,128,670	$ 2,540,167	$ 15,062,104
Small Cap Value
Shares sold	30,415,023	53,704,430	$ 420,101,769	$ 714,692,056
Reinvestment of distributions	3,617,371	1,502,190	46,609,219	19,027,647
Shares redeemed	(16,443,686)	(28,179,009)	(220,762,288)	(367,110,557)
Net increase (decrease)	17,588,708	27,027,611	$ 245,948,700	$ 366,609,146
Institutional Class
Shares sold	178,899	585,637	$ 2,428,041	$ 7,784,992
Reinvestment of distributions	23,286	4,421	300,279	56,037
Shares redeemed	(108,411)	(170,544)	(1,475,979)	(2,319,440)
Net increase (decrease)	93,774	419,514	$ 1,252,341	$ 5,521,589

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company
(formerly Fidelity Management &
Research (Far East) Inc.)

Fidelity International Investment Advisors

Fidelity Investments Japan Limited

Fidelity International Investment Advisors (U.K.) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

ASCVI-USAN-0307
1.803748.103

(Fidelity Investment logo)(registered trademark)

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Securities Fund's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Securities Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Securities Fund

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	March 22, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	March 22, 2007